UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-23319

Carlyle Tactical Private Credit Fund
(Exact Name of Registrant as Specified In Its Charter)

One Vanderbilt Avenue, Suite 3400
New York, New York 10017
(Address of principal executive offices) (Zip Code)

Joshua Lefkowitz, Esq.
Chief Legal Officer, Carlyle Tactical Private Credit Fund
One Vanderbilt Avenue, Suite 3400
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (833) 677-3646
Date of fiscal year end: December 31
Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders
CARLYLE TACTICAL PRIVATE CREDIT FUND
SEMI-ANNUAL REPORT
JUNE 30, 2026

Top Holdings and Industries
Portfolio holdings and industries are subject to change. Percentages are as of June 30, 2026, and are based on the fair value as a percentage of net assets.

Top Ten Industries(1)
Software	16.2%
Financial Services	11.6%
Health Care Providers & Services	10.7%
Consumer Services	7.6%
Hotels, Restaurants & Leisure	6.9%
Professional Services	5.1%
Commercial Services & Supplies	4.8%
Diversified Investment Vehicles	3.9%
IT Services	3.8%
Electronic Equipment, Instruments & Components	3.6%
(1) Although not industries, Collateralized Loan Obligations, which are well-diversified pools of loans in varying industries, and Money Market Funds, which are short-term cash management vehicles, represent 19.1% and 2.2% of net assets, respectively.

Top Ten Holdings
Project Carbo S.a.r.l., Preferred Stock	1.7%
Vensure Employer Services, Inc., Term Loan	1.6%
Santiago Holdings, LP, Common Stock	1.4%
Deerfield Dakota Holding, LLC, Term Loan	1.3%
Nader Upside 2 S.a.r.l., Term Loan, Tranche B	1.3%
Excelitas Technologies Corp., Term Loan	1.3%
Rome Bidco Ltd., Term Loan	1.3%
CG Panther Parentco, L.P., Common Stock	1.2%
Argenbright Holdings IV, LLC, Term Loan	1.2%
Allied Benefit Systems Intermediate, LLC, Term Loan, 2nd Amendment	1.2%

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of June 30, 2026
(amounts in thousands)

Investments—Corporate Loans (99.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
First Lien Debt (98.0% of Net Assets)
1251 Insurance Distribution Platform Payco, LP	Revolver	(4) (5) (6) (14)	Insurance	SOFR + 450	8.14%	3/31/2031	$1,937	$1,914	$1,917
1251 Insurance Distribution Platform Payco, LP	Term Loan	(2) (3) (4) (5) (14)	Insurance	SOFR + 450	8.14%	3/31/2031	14,277	14,156	14,173
AAH Topco, LLC	Delayed Draw Term Loan, Class C	(4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 500	8.74%	12/31/2027	620	612	615
Acrisure, LLC	Term Loan, Tranche B6	(2) (3) (4)	Insurance	SOFR + 300	6.64%	11/6/2030	8,106	8,106	7,316
Addev Group, Inc.	Term Loan	(4) (5) (21)	Distributors	SOFR + 550	9.23%	10/28/2032	7,732	7,588	7,616
Addev Group, Inc.	Delayed Draw Term Loan, Acquisition Facility	(4) (5) (21)	Distributors	SONIA + 550	9.23%	10/28/2032	£2,894	3,918	3,781
Addev Group, Inc.	Delayed Draw Term Loan, Acquisition Facility	(4) (5) (6) (21)	Distributors	EURIBOR + 550	7.79%	10/28/2032	€1,111	1,281	1,231
ADI Global Distribution Funding LLC	Term Loan, Tranche B	(2) (4) (5) (20)	Capital Equipment	SOFR + 275	6.39%	6/17/2033	725	721	726
ADPD Holdings, LLC	Revolver	(4) (5) (8) (13) (14)	Consumer Services	SOFR + 100, 5.00% PIK	9.93%	8/16/2028	919	912	772
ADPD Holdings, LLC	Term Loan	(2) (3) (4) (5) (8) (13) (14)	Consumer Services	SOFR + 100, 5.00% PIK	9.93%	8/16/2028	11,955	11,841	10,039
Advanced Infusion Solutions Acquisition LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 500	8.64%	6/4/2032	1,510	1,478	1,477
Advanced Infusion Solutions Acquisition LLC	Revolver	(4) (5) (6) (14)	Health Care Providers & Services	SOFR + 500	8.64%	6/4/2032	16	13	13
Advanced Web Technologies Holding Company	Term Loan, 3rd Amendment	(4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 425, 2.25% PIK	10.24%	12/17/2027	405	403	401
Advanced Web Technologies Holding Company	Delayed Draw Term Loan, 4th Amendment	(2) (4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 425, 2.25% PIK	10.24%	12/17/2027	486	482	482
Advanced Web Technologies Holding Company	Term Loan, 4th Amendment	(2) (3) (4) (5) (6) (8) (14)	Containers, Packaging & Glass	SOFR + 425, 2.25% PIK	10.24%	12/17/2027	1,047	1,038	1,030
Advanced Web Technologies Holding Company	Delayed Draw Term Loan	(2) (3) (4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 425, 2.25% PIK	10.24%	12/17/2027	741	740	735
Advanced Web Technologies Holding Company	Delayed Draw Term Loan 2	(2) (3) (4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 425, 2.25% PIK	10.24%	12/17/2027	1,072	1,070	1,062
Advanced Web Technologies Holding Company	Term Loan	(2) (3) (4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 425, 2.25% PIK	10.24%	12/17/2027	3,967	3,961	3,931
Advanced Web Technologies Holding Company	Delayed Draw Term Loan	(2) (3) (4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 425, 2.25% PIK	10.24%	12/17/2027	1,457	1,455	1,444
Advisor Group, Inc.	Term Loan, Tranche B	(2) (4) (20)	Financial Services	SOFR + 250	6.23%	8/2/2032	7,481	7,481	7,375
AI Aqua Merger Sub, Inc.	Term Loan, Tranche B	(2) (4) (20)	Commercial Services & Supplies	SOFR + 250	6.14%	6/25/2033	4,660	4,637	4,655
AI Grace AUS Bidco Pty. Ltd.	Term Loan, Tranche B	(2) (3) (4) (5) (14) (21)	Specialty Retail	SOFR + 525	8.90%	12/17/2029	18,286	18,286	18,249
Alera Group, Inc.	Term Loan, Tranche B	(2) (4) (20)	Insurance	SOFR + 275	6.39%	5/28/2032	6,948	6,917	6,591
Align Precision Group, LLC	Delayed Draw Term Loan	(4) (5) (6) (8) (14)	Aerospace & Defense	SOFR + 6.75% PIK	10.48%	7/3/2030	1,169	1,150	1,169

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Corporate Loans (99.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Align Precision Group, LLC	Term Loan, Tranche A1	(2) (3) (4) (5) (8) (14)	Aerospace & Defense	SOFR + 6.75% PIK	10.48%	7/3/2030	6,412	6,412	6,412
Alliant Holdings Intermediate, LLC	Term Loan, Tranche B	(2) (4) (20)	Insurance	SOFR + 250	6.14%	9/19/2031	9,838	9,828	9,697
Allied Benefit Systems Intermediate, LLC	Term Loan, 2nd Amendment	(2) (3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 500	8.64%	10/31/2030	51,689	51,315	51,617
Allied Universal Holdco, LLC	Term Loan, Tranche B	(2) (4) (20)	Commercial Services & Supplies	SOFR + 325	6.89%	8/20/2032	9,925	9,914	9,924
AllSpring Buyer, LLC	Term Loan, Tranche B	(2) (4) (20)	Financial Services	SOFR + 300	6.75%	11/1/2030	2,963	2,963	2,969
Alpine Acquisition Corp. II	Term Loan	(4) (5) (6) (14)	Transportation	SOFR + 500	8.64%	1/14/2031	1,940	1,940	1,940
Alpine Acquisition Corp. II	Term Loan	(4) (5) (6) (14)	Transportation	SOFR + 525	8.89%	1/14/2031	2,588	2,588	2,588
Alpine Acquisition Corp. II	Term Loan	(4) (5)	Transportation	SOFR + 500	8.64%	1/14/2031	75	75	75
Alterra Mountain Co.	Term Loan, Tranche B9	(2) (4) (14) (20)	Hotels, Restaurants & Leisure	SOFR + 250	6.14%	8/17/2028	3,135	3,128	3,135
American Airlines, Inc.	Term Loan, Tranche B	(2) (4) (20)	Passenger Airlines	SOFR + 300	6.66%	5/20/2033	2,752	2,725	2,715
American Airlines, Inc.	Term Loan, Tranche B	(2) (4) (20)	Passenger Airlines	SOFR + 275	6.43%	5/28/2032	1,995	1,993	1,995
American Auto Auction Group LLC	Term Loan	(2) (4) (20)	Automotives	SOFR + 450	8.23%	5/28/2032	1,492	1,485	1,489
Amneal Pharmaceuticals, Inc.	Term Loan	(2) (4) (20)	Health Care Providers & Services	SOFR + 300	6.66%	8/2/2032	3,491	3,491	3,502
AmpersCap LLC	Delayed Draw Term Loan, 1st Amendment	(4) (5) (6) (14)	Financial Services	SOFR + 525	8.98%	12/17/2032	9,088	8,814	8,866
AmpersCap LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (14)	Financial Services	SOFR + 525	8.98%	12/17/2032	29,357	29,084	29,142
Amynta Agency Borrower, Inc.	Term Loan, Tranche B	(2) (3) (4)	Financial Services	SOFR + 250	6.14%	12/29/2031	3,639	3,639	3,586
Anticimex Global AB	Term Loan	(2) (3) (4) (20) (21)	Commercial Services & Supplies	SOFR + 290	6.52%	11/17/2031	4,204	4,169	4,208
AP Plastics Acquisition Holdings, LLC	Term Loan, Tranche B	(2) (3) (4) (5) (6) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 475	8.50%	8/10/2030	18,830	18,810	18,456
AP Plastics Acquisition Holdings, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 475	8.50%	8/10/2030	127	127	125
Apex Companies Holdings, LLC	Delayed Draw Term Loan	(4) (5) (14)	Commercial Services & Supplies	SOFR + 500	8.67%	1/31/2030	749	742	746
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Specified	(4) (5) (14)	Commercial Services & Supplies	SOFR + 500	8.66%	1/31/2030	146	145	146
Apex Companies Holdings, LLC	Term Loan	(2) (3) (4) (5) (14)	Commercial Services & Supplies	SOFR + 500	8.66%	1/31/2030	3,161	3,128	3,147
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Tranche A	(4) (5) (14)	Commercial Services & Supplies	SOFR + 500	8.67%	1/31/2030	1,200	1,200	1,195
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Tranche B	(4) (5) (14)	Commercial Services & Supplies	SOFR + 500	8.67%	1/31/2030	2,451	2,451	2,440
Apex Companies Holdings, LLC	Delayed Draw Term Loan, 3rd Amendment	(4) (5) (14)	Commercial Services & Supplies	SOFR + 500	8.66%	1/31/2030	5,854	5,847	5,828
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Specified	(4) (5) (14)	Commercial Services & Supplies	SOFR + 500	8.67%	1/31/2030	1,643	1,630	1,635

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Corporate Loans (99.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Apex Companies Holdings, LLC	Term Loan, Incremental	(2) (3) (4) (5) (14)	Commercial Services & Supplies	SOFR + 500	8.67%	1/31/2030	502	498	500
Apex Companies Holdings, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 500	8.66%	1/31/2030	5,841	5,650	5,746
API Holdings III, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Aerospace & Defense	SOFR + 550	9.15%	6/3/2033	1,349	1,332	1,332
Appriss Health, LLC	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 475	8.49%	5/6/2028	6,498	6,471	6,481
Arcline FM Holdings, LLC	Term Loan	(2) (4) (20)	Aerospace & Defense	SOFR + 275	6.60%	6/24/2030	5,940	5,928	5,956
Ardonagh Midco 3 Limited	Term Loan, Tranche B	(2) (4) (20) (21)	Insurance	SOFR + 300	6.63%	2/15/2031	4,938	4,938	4,768
Aretec Group, Inc.	Term Loan	(2) (4) (20)	Capital Markets	SOFR + 300	6.64%	8/9/2030	8,944	8,935	8,918
Argenbright Holdings IV, LLC	Term Loan	(5) (8)	Commercial Services & Supplies	14.00% PIK	14.00%	12/2/2030	57,798	56,518	55,341
Armor Holdco Inc.	Term Loan	(2) (3) (4) (14) (20)	Commercial Services & Supplies	SOFR + 375	7.39%	12/10/2031	10,248	10,198	10,230
Artifact Bidco, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 415	7.88%	7/28/2031	17,611	17,421	17,606
Ascend Buyer, LLC	Term Loan, 4th Amendment	(2) (3) (4) (5) (14)	Containers, Packaging & Glass	SOFR + 525	8.98%	9/29/2028	1,114	1,105	1,110
Ascend Buyer, LLC	Revolver	(4) (5) (6) (14)	Containers, Packaging & Glass	SOFR + 525	8.98%	9/29/2028	343	331	334
Ascend Buyer, LLC	Term Loan	(2) (3) (4) (5) (14)	Containers, Packaging & Glass	SOFR + 525	8.98%	9/29/2028	16,074	15,947	16,016
Ascensus Holdings, Inc.	Term Loan, Tranche B	(2) (3) (4) (20)	Financial Services	SOFR + 300	6.64%	11/26/2032	10,819	10,782	10,553
Associations, Inc.	Delayed Draw Term Loan, Special Purpose	(4) (5) (6) (13) (14)	Construction & Engineering	SOFR + 650	10.42%	7/2/2028	1,595	1,593	1,595
Associations, Inc.	Term Loan, Tranche A, 2nd Amendment	(2) (3) (4) (5) (6) (13) (14)	Construction & Engineering	SOFR + 650	10.42%	7/2/2028	38,623	38,594	38,623
Aston Bidco (Holding) Limited	Term Loan	(4) (5) (14) (21)	Software	SONIA + 600	9.73%	7/31/2032	£11,329	14,623	14,538
Aston IntermediateCo Limited	Term Loan	(4) (5) (8) (14) (21)	Software	SONIA + 10.75% PIK	14.48%	7/31/2033	£11,305	14,646	14,508
Asurion, LLC	Term Loan, Tranche B14	(2) (3) (4)	Insurance	SOFR + 375	7.41%	8/19/2028	955	933	902
Athenahealth Group, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Software	SOFR + 275	6.39%	2/15/2029	4,218	4,190	4,206
Athlete Buyer, LLC	Delayed Draw Term Loan A, 3rd Amendment	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 600	9.83%	4/26/2029	4,355	4,302	3,563
Athlete Buyer, LLC	Delayed Draw Term Loan B, 3rd Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 600	9.83%	4/26/2029	13,297	13,136	10,877
Athlete Buyer, LLC	Delayed Draw Term Loan C, 3rd Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 600	9.83%	4/26/2029	4,009	3,962	3,280
Athlete Buyer, LLC	Revolver	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 600	9.83%	4/26/2029	894	878	628
Athlete Buyer, LLC	Delayed Draw Term Loan, Tranche A	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 600	9.83%	4/26/2029	3,023	2,985	2,472
Athlete Buyer, LLC	Delayed Draw Term Loan, Tranche D	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 600	9.83%	4/26/2029	1,472	1,454	1,204
Atlas US Finco, Inc.	Term Loan, 3rd Amendment	(2) (3) (4) (5) (6) (14)	Software	SOFR + 450	8.16%	12/9/2029	13,912	13,849	13,920

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Corporate Loans (99.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Atlas US Finco, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 450	8.16%	12/9/2029	2,840	2,791	2,841
Atlas US Finco, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 450	8.16%	12/9/2029	1,315	1,298	1,315
Auctane, Inc.	Term Loan, 6th Amendment	(2) (3) (4) (5) (13) (14)	Transportation	SOFR + 575	9.52%	7/1/2033	5,000	4,926	4,925
AuditBoard, Inc.	Delayed Draw Term Loan	(4) (5)	Software	SOFR + 500	8.73%	7/12/2031	7,143	7,090	7,003
AuditBoard, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 500	8.73%	7/12/2031	15,000	14,863	14,651
AuditBoard, Inc.	Term Loan, 1st Amendment	(2) (3) (4) (5) (14)	Software	SOFR + 500	8.73%	7/12/2031	2,857	2,837	2,801
Avalara, Inc.	Term Loan	(2) (4) (20)	Financial Services	SOFR + 250	6.23%	3/29/2032	3,945	3,928	3,771
Azuria Water Solutions, Inc.	Term Loan, Tranche B	(2) (4) (5) (6) (20)	Construction & Engineering	SOFR + 275	6.48%	1/27/2033	4,529	4,517	4,512
Azurite Intermediate Holdings, Inc.	Delayed Draw Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 600	9.64%	3/19/2031	18,347	18,149	18,046
Azurite Intermediate Holdings, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 600	9.64%	3/19/2031	8,073	7,969	7,901
Barnes & Noble, Inc.	Term Loan	(2) (3) (4) (5) (11) (13) (14)	Specialty Retail	SOFR + 716	10.90%	5/7/2030	1,574	1,545	1,535
Bausch + Lomb Corporation	Term Loan	(2) (4) (20) (21)	Health Care Providers & Services	SOFR + 375	7.39%	1/15/2031	11,808	11,752	11,823
BCPE Empire Holdings, Inc.	Term Loan, 10th Amendment	(2) (4) (20)	Trading Companies & Distributors	SOFR + 350	7.14%	12/29/2032	9,975	9,836	9,842
BCPE Empire Holdings, Inc.	Term Loan, Tranche B	(2) (4) (20)	Trading Companies & Distributors	SOFR + 325	6.89%	12/11/2030	1,470	1,468	1,449
BCPE HIPH Parent, Inc.	Term Loan	(2) (4) (5) (20)	Trading Companies & Distributors	SOFR + 400	7.64%	6/25/2033	77	77	77
BCPE HIPH Parent, Inc.	Term Loan	(2) (4) (5) (20)	Trading Companies & Distributors	SOFR + 400	7.64%	6/25/2033	734	730	734
BCPE Pequod Buyer, Inc.	Term Loan, Tranche B	(2) (3) (4) (20)	Containers, Packaging & Glass	SOFR + 275	6.39%	11/25/2031	8,987	8,949	8,708
BCTO Bobsled Purchaser, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 475	8.39%	1/14/2033	13,235	13,101	13,105
Berlin Packaging, LLC	Term Loan, Tranche B7	(2) (3) (4) (14)	Containers, Packaging & Glass	SOFR + 325	6.98%	6/9/2031	3,905	3,857	3,882
Bianalisi S.p.A.	Delayed Draw Term Loan	(4) (5) (21)	Health Care Providers & Services	EURIBOR + 600	8.29%	2/26/2032	€16,634	17,088	18,816
Bianalisi S.p.A.	Term Loan	(4) (5) (21)	Health Care Providers & Services	EURIBOR + 600	8.29%	2/26/2032	€35,485	36,440	40,140
Big Bus Tours Bidco Ltd.	Term Loan, Tranche B	(2) (3) (4) (5) (8) (21)	Hotels, Restaurants & Leisure	EURIBOR + 810, 0.50% PIK	10.75%	6/4/2031	€17,373	18,553	18,709
Big Bus Tours Bidco Ltd.	Term Loan, Tranche B	(2) (3) (4) (5) (8) (21)	Hotels, Restaurants & Leisure	SOFR + 810, 0.50% PIK	12.26%	6/4/2031	28,092	27,465	26,337
Big Bus Tours Bidco Ltd.	Delayed Draw Term Loan, Acquisition Facility	(2) (3) (4) (5) (8) (21)	Hotels, Restaurants & Leisure	EURIBOR + 810, 0.50% PIK	10.75%	6/4/2031	€1,188	1,379	1,280
Big Bus Tours Bidco Ltd.	Delayed Draw Term Loan, Capex Facility	(2) (3) (4) (5) (6) (8) (21)	Hotels, Restaurants & Leisure	SOFR + 810, 0.50% PIK	12.26%	6/4/2031	1,551	1,480	1,345
Bingo Group Buyer, Inc.	Delayed Draw Term Loan	(4) (5) (14)	Commercial Services & Supplies	SOFR + 475	8.48%	7/10/2031	2,644	2,620	2,617

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Corporate Loans (99.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Bingo Group Buyer, Inc.	Revolver	(4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 475	8.48%	7/10/2031	31	22	21
Bingo Group Buyer, Inc.	Term Loan	(2) (3) (4) (5) (14)	Commercial Services & Supplies	SOFR + 475	8.48%	7/10/2031	8,456	8,374	8,370
Bingo Group Buyer, Inc.	Delayed Draw Term Loan	(4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 475	8.48%	7/10/2031	1,037	988	981
Bingo Group Buyer, Inc.	Term Loan	(2) (3) (4) (5) (14)	Commercial Services & Supplies	SOFR + 475	8.48%	7/10/2031	2,486	2,464	2,461
BlueCat Networks, Inc.	Delayed Draw Term Loan, Tranche A	(4) (5) (14) (21)	Software	SOFR + 550	9.16%	8/8/2028	450	447	443
BlueCat Networks, Inc.	Delayed Draw Term Loan, Tranche B	(4) (5) (14) (21)	Software	SOFR + 550	9.16%	8/8/2028	166	165	163
BlueCat Networks, Inc.	Term Loan, Tranche A	(2) (3) (4) (5) (14) (21)	Software	SOFR + 550	9.16%	8/8/2028	3,191	3,165	3,137
BlueCat Networks, Inc.	Term Loan	(2) (3) (4) (5) (14) (21)	Software	SOFR + 550	9.16%	8/8/2028	8,922	8,843	8,772
Bond German BidCo 2 GmbH	Term Loan, Tranche B	(2) (4) (20)	Chemicals, Plastics & Rubber	SOFR + 350	7.16%	5/6/2033	2,700	2,687	2,707
Boxer Parent Company Inc.	Term Loan, Tranche B	(2) (3) (4)	Software	SOFR + 275	6.42%	7/30/2031	2,948	2,942	2,647
BroadStreet Partners, Inc.	Term Loan, Tranche B4	(2) (3) (4)	Insurance	SOFR + 250	6.14%	6/13/2031	4,886	4,855	4,708
Bullhorn, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 500	8.64%	10/1/2029	5,756	5,746	5,671
Bullhorn, Inc.	Delayed Draw Term Loan, 8th Amendment	(4) (5) (14)	Software	SOFR + 500	8.64%	10/1/2029	16,700	16,645	16,453
Bullhorn, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SONIA + 500	8.73%	10/1/2029	£10,422	13,030	13,620
Bullhorn, Inc.	Revolver	(2) (4) (5) (6)	Software	SOFR + 500	8.64%	10/1/2029	184	181	164
BusinesSolver.com, Inc.	Term Loan, 5th Amendment	(2) (3) (4) (5) (6) (14)	Software	SOFR + 450	8.23%	12/3/2032	10,781	10,720	10,604
Buyer's Edge Company, Inc.	Term Loan, Tranche B	(2) (4) (5) (20)	Financial Services	SOFR + 275	6.39%	4/28/2031	1,592	1,574	1,587
Calabrio, Inc.	Term Loan	(2) (3) (4) (5)	Computers & Electronics Retail	SOFR + 400	7.67%	11/26/2032	9,975	9,509	7,689
Cascade Acquiror, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 500	8.63%	5/18/2033	1,544	1,527	1,527
CD&R Hydra Buyer, Inc.	Term Loan, Tranche B	(2) (3) (4) (13)	Trading Companies & Distributors	SOFR + 400	7.74%	3/25/2031	2,930	2,924	2,931
Central Parent, Inc.	Term Loan	(2) (4) (20)	Software	SOFR + 325	6.98%	7/6/2029	1,960	1,637	1,267
Ceva Santé Animale S.A.	Term Loan, Tranche B	(2) (3) (4) (21)	Health Care Providers & Services	SOFR + 275	6.39%	11/8/2030	1,955	1,942	1,957
CFC Bidco 2022 Limited	Term Loan, Tranche B	(2) (3) (4) (5) (21)	Insurance	SOFR + 350	7.23%	7/1/2032	4,975	4,931	4,660
Chamberlain Group, Inc.	Term Loan, Tranche B	(2) (4) (20)	Construction & Engineering	SOFR + 300	6.64%	9/8/2032	10,842	10,826	10,838
CHG Healthcare Services, Inc.	Term Loan, Tranche B	(2) (4) (20)	Health Care Providers & Services	SOFR + 300	6.66%	9/29/2031	3,491	3,483	3,491
City Football Group Limited	Term Loan	(2) (3) (4) (13) (14) (21)	Hotels, Restaurants & Leisure	SOFR + 300	6.93%	7/22/2030	6,803	6,789	6,769
Clarios Global LP	Term Loan, Tranche B	(2) (4) (20)	Automotives	SOFR + 250	6.14%	1/28/2032	8,458	8,449	8,458

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Corporate Loans (99.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Cliffwater LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Financial Services	SOFR + 450	8.14%	4/22/2032	27,059	26,802	26,914
Cloud Software Group, Inc.	Term Loan, Tranche B	(2) (4) (14) (20)	Software	SOFR + 325	6.98%	8/13/2032	5,933	5,933	5,115
Clydesdale Acquisition Holdings, Inc.	Term Loan, Tranche B	(2) (4) (20)	Containers, Packaging & Glass	SOFR + 325	6.89%	4/1/2032	8,885	8,827	8,528
Cobham Ultra SeniorCo S.a.r.l.	Term Loan, Tranche B	(2) (3) (4) (13) (14) (20)	Electronic Equipment, Instruments & Components	SOFR + 375	7.79%	8/3/2029	3,174	3,174	3,182
ConnectWise, LLC	Term Loan, Tranche B	(2) (4) (13) (14) (20)	Software	SOFR + 350	7.49%	9/29/2028	4,793	4,786	4,394
Cordstrap Holding B.V.	Term Loan	(2) (3) (5) (8) (21)	Transportation	11.00% PIK	11.00%	7/4/2027	€1,274	1,499	1,448
CoreLogic, Inc.	Term Loan	(2) (4) (13) (14) (20)	Commercial Services & Supplies	SOFR + 350	7.26%	6/2/2028	6,994	6,986	6,906
CoreWeave Compute Acquisition Co., II, LLC	Delayed Draw Term Loan	(4) (5)	Electronic Equipment, Instruments & Components	SOFR + 962	13.30%	7/30/2028	2,291	2,272	2,313
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 1	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	9.70%	6/28/2029	2,226	2,205	2,204
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 10	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	9.70%	3/20/2030	647	639	641
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 11	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	9.67%	4/23/2030	3,849	3,799	3,811
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 12	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	9.67%	4/25/2030	936	924	927
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 2	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	9.67%	7/26/2029	3,333	3,301	3,300
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 4	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	9.67%	10/11/2029	8,303	8,221	8,220
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 5	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	9.67%	10/28/2029	4,264	4,222	4,221
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 7	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	9.65%	12/10/2029	2,074	2,054	2,053
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 8	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	9.73%	12/31/2029	4,080	4,035	4,039
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan, 5th Amendment	(4) (5)	Electronic Equipment, Instruments & Components	SOFR + 425	7.99%	9/30/2030	1,856	1,833	1,833
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan, 5th Amendment, 1	(4) (5)	Electronic Equipment, Instruments & Components	SOFR + 425	7.98%	9/30/2030	20,693	20,408	20,434
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan, 5th Amendment, 2	(4) (5)	Electronic Equipment, Instruments & Components	SOFR + 425	7.89%	11/19/2030	19,015	18,758	18,777
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan, 5th Amendment, 3	(4) (5)	Electronic Equipment, Instruments & Components	SOFR + 425	7.98%	12/30/2030	5,986	5,906	5,911
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan, 5th Amendment, 4	(4) (5)	Electronic Equipment, Instruments & Components	SOFR + 425	7.89%	2/13/2031	2,461	2,428	2,436
CoreWeave Financing DDTL V, LLC	Delayed Draw Term Loan	(2) (3) (4) (6)	Electronic Equipment, Instruments & Components	SOFR + 450	8.12%	11/6/2031	384	373	405
Cornerstone Building Brands, Inc.	Term Loan, Tranche B	(2) (4) (5) (20)	Building Products	SOFR + 450	8.16%	5/15/2031	10,977	10,718	5,576
Cornerstone Building Brands, Inc.	Term Loan	(2) (4)	Building Products	SOFR + 563	9.29%	8/1/2028	9,386	9,353	5,350

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Corporate Loans (99.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Cornerstone OnDemand, Inc.	Term Loan	(2) (4) (13) (14) (20)	Software	SOFR + 375	7.51%	10/16/2028	3,969	3,851	2,510
Cotiviti Holdings, Inc.	Term Loan	(2) (4) (20)	Health Care Technology	SOFR + 275	6.40%	5/1/2031	4,893	4,882	4,468
Cotiviti Holdings, Inc.	Term Loan, 2nd Amendment	(2) (4) (20)	Health Care Technology	SOFR + 275	6.40%	3/26/2032	4,950	4,908	4,486
Coupa Holdings, LLC	Delayed Draw Term Loan	(2) (4) (5)	Software	SOFR + 525	8.90%	2/27/2030	578	572	578
Coupa Holdings, LLC	Revolver	(2) (4) (5) (6)	Software	SOFR + 525	8.90%	2/27/2030	295	290	295
Coupa Holdings, LLC	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 525	8.91%	2/27/2030	6,349	6,252	6,349
Creative Artists Agency, LLC	Term Loan, Tranche B	(2) (4) (20)	Media	SOFR + 250	6.14%	10/1/2031	1,975	1,975	1,973
Crestyl Residential PL 1	Term Loan	(5) (8) (21)	Real Estate Management & Development	12.00% PIK	12.00%	6/30/2031	€972	1,123	1,110
Crown Finance U.S., Inc.	Term Loan, Tranche B	(2) (4) (20)	Media	SOFR + 450	8.14%	12/2/2031	1,492	1,483	1,494
CST Holding Company	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Consumer Goods: Non- Durable	SOFR + 500	8.74%	11/1/2028	2,405	2,369	2,400
Cvent, Inc.	Term Loan, Tranche B	(2) (4) (20)	Commercial Services & Supplies	SOFR + 275	6.48%	6/17/2030	995	943	950
Da Vinci Purchaser Corp.	Term Loan	(2) (4) (20)	Health Care Providers & Services	SOFR + 275	6.39%	2/25/2032	1,990	1,954	1,974
Daffodil Bidco Ltd.	Term Loan, Tranche B1	(2) (3) (4) (5) (8) (21)	Financial Services	SONIA + 650, 1.50% PIK	11.73%	4/30/2031	£30,695	38,425	41,530
Daffodil Bidco Ltd.	Term Loan, Tranche B1	(4) (5) (8) (21)	Financial Services	SONIA + 12.50% PIK	16.23%	4/30/2031	£33,563	42,553	45,522
Daffodil Bidco Ltd.	Term Loan, Tranche B2	(2) (3) (4) (5) (8) (21)	Financial Services	SONIA + 650, 1.50% PIK	11.73%	4/30/2031	£3,848	5,105	5,730
Daffodil Bidco Ltd.	Term Loan, Tranche B2	(4) (5) (8) (21)	Financial Services	SONIA + 12.50% PIK	16.23%	4/30/2031	£3,575	4,745	5,490
Daintree BidCo Pty. Ltd.	Term Loan, Tranche B	(2) (3) (4) (5) (21)	Business Services	BBSY + 500	9.35%	4/11/2033	A$36,900	26,369	25,165
Daintree BidCo Pty. Ltd.	Term Loan, Tranche B	(2) (3) (4) (5) (21)	Business Services	SOFR + 450	8.16%	4/11/2033	8,000	7,882	7,880
Dance Midco S.a.r.l.	Term Loan, Tranche B1	(2) (3) (4) (5) (21)	Hotels, Restaurants & Leisure	EURIBOR + 500	7.44%	10/25/2031	€38,383	40,943	43,528
Dance Midco S.a.r.l.	Delayed Draw Term Loan, Tranche B2	(4) (5) (6) (21)	Hotels, Restaurants & Leisure	EURIBOR + 500	7.44%	10/25/2031	€16,423	17,746	18,587
Dayforce, Inc.	Term Loan	(2) (4) (20)	Professional Services	SOFR + 300	6.66%	2/4/2033	8,000	7,981	7,269
DCA Buyer LLC	Term Loan, Tranche B-1 Last Out	(4) (5) (14)	Health Care Providers & Services	SOFR + 500	8.73%	6/2/2031	449	445	449
DCA Buyer LLC	Term Loan	(2) (3) (4) (5) (8)	Health Care Providers & Services	SOFR + 425, 2.25% PIK	10.16%	6/2/2031	3,034	3,034	3,034
Dealer Tire, LLC	Term Loan, Tranche B	(2) (4) (20)	Distributors	SOFR + 300	6.64%	7/2/2031	4,477	4,477	4,432
Deerfield Dakota Holding, LLC	Revolver	(4) (5) (6) (14)	Financial Services	SOFR + 525	8.89%	9/13/2032	2,037	1,987	1,917
Deerfield Dakota Holding, LLC	Term Loan	(2) (3) (4) (5) (8) (14)	Financial Services	SOFR + 300, 2.75% PIK	9.48%	9/13/2032	60,266	59,728	58,964
Delfin FLNG 1 HoldCo LLC	Delayed Draw Term Loan	(5) (6)	Energy: Oil & Gas	9.00%	9.00%	6/2/2033	9,324	9,119	9,118
Delta TopCo, Inc.	Term Loan, Tranche B	(2) (3) (4)	Computers & Electronics Retail	SOFR + 275	6.40%	11/30/2029	4,913	4,904	4,639

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Corporate Loans (99.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Deltatre Bidco Limited	Term Loan	(2) (3) (4) (5) (8)	Entertainment	SOFR + 125, 9.00% PIK	13.91%	9/14/2028	6,409	6,336	5,832
Deltatre Bidco Limited	Term Loan, Tranche B Facility	(2) (3) (4) (5) (8) (21)	Entertainment	EURIBOR + 125, 9.00% PIK	12.77%	9/14/2028	€21,983	23,913	22,354
Denali Intermediate Holdings, Inc.	Term Loan	(2) (3) (4) (5) (14)	Professional Services	SOFR + 550	9.15%	8/26/2032	7,150	7,085	7,098
Denali Intermediate Holdings, Inc.	Revolver	(4) (5) (6) (14)	Professional Services	SOFR + 550	9.15%	8/26/2032	129	123	124
Denali Midco 2, LLC	Delayed Draw Term Loan, 2022-1	(4) (5) (14)	Consumer Services	SOFR + 550	9.14%	12/22/2028	562	556	558
Denali Midco 2, LLC	Delayed Draw Term Loan, 2023-1	(4) (5) (14)	Consumer Services	SOFR + 550	9.14%	12/22/2028	6,286	6,216	6,248
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 2A	(4) (5) (14)	Consumer Services	SOFR + 550	9.14%	12/22/2028	1,308	1,296	1,300
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 2B	(4) (5) (14)	Consumer Services	SOFR + 550	9.14%	12/22/2028	281	278	279
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 3	(4) (5) (14)	Consumer Services	SOFR + 550	9.14%	12/22/2028	957	948	951
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 4	(4) (5) (14)	Consumer Services	SOFR + 550	9.14%	12/22/2028	1,132	1,121	1,125
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 5	(4) (5) (6)	Consumer Services	SOFR + 550	9.14%	12/22/2028	8,844	8,756	8,774
Denali Midco 2, LLC	Term Loan, Incremental	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 550	9.14%	12/22/2028	4,201	4,159	4,175
DG Investment Intermediate Holdings 2, Inc.	Term Loan	(2) (4) (14) (20)	Software	SOFR + 325	6.89%	7/9/2032	5,662	5,638	5,669
Digital Intelligence Systems, LLC	Term Loan	(2) (3) (4) (5) (13)	Consumer Services	SOFR + 725	10.99%	2/19/2030	25,126	24,735	24,498
Diligent Corporation	Revolver	(4) (5) (6) (14)	Telecommunications	SOFR + 500	8.67%	8/4/2030	1,359	1,342	1,250
Diligent Corporation	Term Loan, Tranche A1	(2) (3) (4) (5) (14)	Telecommunications	SOFR + 500	8.67%	8/4/2030	32,103	31,913	31,087
Diligent Corporation	Term Loan, Tranche A1	(2) (3) (4) (5) (8) (14)	Telecommunications	SOFR + 500, 3.42% PIK	12.09%	8/4/2030	5,503	5,471	5,329
Discovery Global Holdings, Inc.	Term Loan, Tranche B	(2) (4) (20)	Media	SOFR + 250	6.14%	6/30/2033	7,846	7,827	7,845
Dwyer Instruments, Inc.	Delayed Draw Term Loan, 4th Amendment	(4) (5)	Electronic Equipment, Instruments & Components	SOFR + 475	8.48%	7/20/2029	2,821	2,802	2,821
Dwyer Instruments, Inc.	Term Loan, 4th Amendment	(2) (3) (4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	8.48%	7/20/2029	21,558	21,407	21,558
Dwyer Instruments, Inc.	Delayed Draw Term Loan	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	8.48%	7/20/2029	963	959	963
Dwyer Instruments, Inc.	Delayed Draw Term Loan, Upsize	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	8.48%	7/20/2029	1,380	1,373	1,380
Dwyer Instruments, Inc.	Revolver	(4) (5) (6) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	8.48%	7/20/2029	4,586	4,564	4,586
Dwyer Instruments, Inc.	Term Loan	(2) (3) (4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	8.48%	7/20/2029	18,795	18,709	18,795
Edelman Financial Center, LLC	Term Loan, Tranche B	(2) (4) (20)	Capital Markets	SOFR + 400	7.64%	11/28/2031	505	500	506
Edition Holding, Inc.	Term Loan	(2) (3) (4) (5) (6)	Software	SOFR + 450	8.14%	12/18/2032	6,509	6,482	6,450

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Corporate Loans (99.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Edition Holding, Inc.	Revolver	(4) (5) (6)	Software	SOFR + 450	8.15%	12/18/2032	21	19	17
EFS Cogen Holdings I LLC	Term Loan, Tranche B	(2) (3) (4) (20)	Utilities	SOFR + 250	6.23%	10/3/2031	9,995	9,976	10,002
Einstein Parent, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 525	8.91%	1/22/2031	45,557	44,747	43,543
Electronics for Imaging, Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	High Tech Industries	SOFR + 500	8.73%	7/23/2026	4,565	4,523	3,131
Element Materials Technology Group US Holdings, Inc.	Term Loan	(2) (4) (14) (20)	Professional Services	SOFR + 350	7.23%	7/6/2029	6,531	6,521	6,553
Eliassen Group, LLC	Delayed Draw Term Loan	(4) (5) (14)	Professional Services	SOFR + 575	9.48%	4/14/2028	1,187	1,181	1,134
Eliassen Group, LLC	Term Loan	(2) (3) (4) (5) (14)	Professional Services	SOFR + 575	9.48%	4/14/2028	19,658	19,553	18,782
Ellkay, LLC	Term Loan, 5th Amendment	(2) (3) (4) (5) (6) (8) (14)	Health Care Providers & Services	SOFR + 300, 3.50% PIK	10.17%	9/14/2030	13,417	13,303	12,868
Eltera Bidco AS	Term Loan, Tranche B	(4) (5) (6) (21)	Health Care Technology	NIBOR + 500	9.54%	5/12/2033	kr15,340	1,637	1,518
Embark Intermediate Holdings, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Professional Services	SOFR + 450	8.14%	9/2/2032	3,325	3,282	3,282
Embark Intermediate Holdings, LLC	Term loan, Tranche B	(2) (3) (4) (5) (6) (14)	Professional Services	SOFR + 450	8.14%	9/2/2032	5,908	5,844	5,844
Engineered Machinery Holdings, Inc.	Term Loan	(2) (3) (4) (14)	Capital Equipment	SOFR + 325	6.98%	11/26/2032	1,905	1,902	1,914
Enkindle Ltd.	Delayed Draw Term Loan	(4) (5) (6) (8) (11) (21)	Financial Services	SONIA + 385, 4.20% PIK	11.78%	4/16/2031	£3,261	4,137	4,160
Enkindle Ltd.	Term Loan, Acquisition	(4) (5) (8) (11) (21)	Financial Services	SONIA + 385, 4.20% PIK	11.78%	4/16/2031	£698	902	905
Enkindle Ltd.	Term Loan, Tranche B2	(4) (5) (8) (11) (21)	Financial Services	SONIA + 385, 4.21% PIK	11.79%	4/16/2031	£10,550	13,950	13,679
Ensemble RCM LLC	Term Loan	(2) (4) (20)	Health Care Technology	SOFR + 300	6.66%	2/9/2033	2,500	2,479	2,489
EOC Borrower, LLC	Term Loan, Tranche B	(2) (4) (20)	Media	SOFR + 275	6.39%	3/24/2032	2,723	2,711	2,721
EP Wealth Advisors LLC	Term Loan, Tranche B	(2) (4) (5) (20)	Financial Services	SOFR + 250	6.17%	10/18/2032	1,995	1,995	1,993
Epicor Software Corp.	Term Loan	(2) (4) (20)	Software	SOFR + 275	6.39%	5/30/2031	6,100	6,084	5,818
Espresso Bidco Inc.	Term Loan	(2) (3) (4) (5) (6) (8) (14)	Software	SOFR + 263, 3.13% PIK	9.49%	3/25/2032	24,134	23,801	23,768
Espresso Bidco Inc.	Delayed Draw Term Loan	(4) (5) (6) (8)	Software	SOFR + 263, 3.13% PIK	9.49%	3/25/2032	5,971	5,891	5,883
Essential Services Holding Corp.	Revolver	(4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 525	8.93%	6/17/2030	1,636	1,610	1,601
Essential Services Holding Corp.	Term Loan	(2) (3) (4) (5) (8) (14)	Commercial Services & Supplies	SOFR + 288, 2.88% PIK	9.43%	6/17/2031	30,467	30,235	30,182
Ethos Bidco Ltd.	Term Loan, Tranche B	(4) (5) (21)	Health Care Technology	SONIA + 525	8.98%	3/12/2033	£21,100	27,756	27,568
Excel Fitness Holdings, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Hotels, Restaurants & Leisure	SOFR + 475	8.48%	4/29/2030	11,948	11,797	11,672
Excel Fitness Holdings, Inc.	Delayed Draw Term Loan	(4) (5) (14)	Hotels, Restaurants & Leisure	SOFR + 475	8.48%	4/29/2030	1,864	1,851	1,824
Excelitas Technologies Corp.	Term Loan	(2) (3) (4) (5) (14)	Capital Equipment	EURIBOR + 525	7.46%	8/13/2029	€3,828	4,151	4,367
Excelitas Technologies Corp.	Term Loan	(2) (3) (4) (5) (6) (14)	Capital Equipment	SOFR + 525	8.89%	8/13/2029	56,393	56,368	56,311

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Corporate Loans (99.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
FCG Acquisitions, Inc.	Term Loan, Tranche B	(2) (3) (4) (14) (20)	Commercial Services & Supplies	SOFR + 325	6.89%	3/4/2033	6,762	6,748	6,782
Fertitta Entertainment, LLC	Term Loan, Tranche B	(2) (3) (4) (14)	Hotels, Restaurants & Leisure	SOFR + 325	6.89%	1/27/2029	5,753	5,722	5,745
Fiesta Purchaser, Inc.	Term Loan, Tranche B	(2) (4) (20)	Financial Services	SOFR + 275	6.39%	2/12/2031	995	973	975
Finastra USA, Inc.	Term Loan	(2) (4) (20)	Software	SOFR + 400	7.75%	9/15/2032	4,983	4,937	4,576
First Advantage Holdings, LLC	Term Loan, Tranche B	(2) (4) (20)	Professional Services	SOFR + 275	6.48%	10/31/2031	4,252	4,235	4,192
First Eagle Holdings, Inc.	Term Loan	(2) (4) (6) (20)	Financial Services	SOFR + 350	7.23%	8/16/2032	2,125	2,097	2,121
Floating Infrastructure Holdings Finance, LLC	Term Loan, Tranche A	(2) (3) (5)	Transportation	9.00%	9.00%	8/13/2027	12,626	12,561	12,595
Flynn Restaurant Group LP	Term Loan, Incremental	(2) (3) (4) (20)	Hotels, Restaurants & Leisure	SOFR + 375	7.39%	1/28/2032	9,738	9,683	9,628
Focus Financial Partners, LLC	Term Loan, Tranche B Incremental	(2) (4) (20)	Capital Markets	SOFR + 250	6.14%	9/15/2031	4,962	4,962	4,836
FPG Intermediate Holdco, LLC	Term Loan, 15th Amendment, Tranche A	(4) (5) (8)	Consumer Services	SOFR + 5.00% PIK	8.67%	6/30/2029	17	17	17
FPG Intermediate Holdco, LLC	Term Loan, 15th Amendment, Tranche B	(4) (5) (8) (11) (15)	Consumer Services	SOFR + 5.00% PIK	8.67%	6/30/2029	7	6	7
FPG Intermediate Holdco, LLC	Delayed Draw Term Loan, Tranche B	(4) (5) (6) (8)	Consumer Services	SOFR + 5.00% PIK	8.63%	6/30/2029	6	6	6
FPG Intermediate Holdco, LLC	Delayed Draw Term Loan, Tranche A	(4) (5) (8)	Consumer Services	SOFR + 5.00% PIK	8.63%	3/5/2027	3	3	3
Fullsteam Operations LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 525	8.90%	8/8/2031	8,164	8,069	7,745
Fullsteam Operations LLC	Revolver	(4) (5) (6) (14)	Software	SOFR + 525	8.90%	8/8/2031	295	287	260
Gaia Purchaser, Inc.	Term Loan, Tranche B	(2) (4) (5) (20)	Hotels, Restaurants & Leisure	SOFR + 400	7.67%	6/16/2033	2,000	1,990	1,998
GB AIT Buyer, Inc.	Term Loan, Tranche B	(2) (4) (20)	Transportation	SOFR + 425	7.91%	4/22/2033	2,000	1,980	2,000
Generator U.S. Buyer, Inc.	Revolver	(4) (5) (14)	Machinery	SOFR + 450	8.23%	7/22/2030	370	370	365
Generator U.S. Buyer, Inc.	Term Loan	(2) (3) (4) (5) (14)	Machinery	SOFR + 450	8.23%	7/22/2030	3,766	3,717	3,711
Genesys Cloud Services Holdings II, LLC	Term Loan, Tranche B	(2) (4) (20)	Software	SOFR + 250	6.14%	1/30/2032	7,900	7,883	7,552
GFL Environmental Services Inc.	Term Loan, Tranche B	(2) (4) (20) (21)	Utilities	SOFR + 250	6.16%	3/3/2032	4,963	4,963	4,960
GI DI Emerald Intermediate Ltd.	Term Loan	(4) (5) (6) (14) (21)	Business Services	SOFR + 475	8.48%	2/12/2033	8,826	8,669	8,670
GI DI Emerald Intermediate Ltd.	Term Loan	(4) (5) (14) (21)	Business Services	EURIBOR + 475	7.04%	2/12/2033	€5,440	6,395	6,157
Gladiator Acquisition Sub, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Consumer Services	SOFR + 475	8.41%	4/1/2033	146	136	136
Gladiator Acquisition Sub, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Consumer Services	SOFR + 475	8.39%	4/1/2033	2,489	2,460	2,460
Global Medical Response, Inc.	Term Loan, Tranche B	(2) (4) (20)	Health Care Providers & Services	SOFR + 325	6.89%	9/20/2032	6,471	6,456	6,486
Goose Borrower, L.P.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 475	8.48%	3/2/2033	6,092	6,010	6,011
Grant Thornton Advisors, LLC	Term Loan, Tranche B	(2) (4) (20)	Professional Services	SOFR + 275	6.39%	5/30/2031	2,487	2,344	2,363
Greenhouse Software, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 575	9.48%	9/1/2028	7,598	7,572	7,509
Greenhouse Software, Inc.	Term Loan, 2nd Amendment	(2) (3) (4) (5) (6) (14)	Software	SOFR + 575	9.48%	9/1/2028	1,600	1,582	1,582

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Corporate Loans (99.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Gryphon Debt Merger Sub, Inc.	Term Loan, Tranche B	(2) (4) (20)	Electronic Equipment, Instruments & Components	SOFR + 275	6.41%	9/13/2032	4,988	4,965	4,989
GS AcquisitionCo, Inc.	Delayed Draw Term Loan, 7th Supplemental	(4) (5) (14)	Software	SOFR + 525	8.98%	5/25/2028	173	173	165
GS AcquisitionCo, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 525	8.98%	5/25/2028	652	651	620
GS AcquisitionCo, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 525	8.98%	5/25/2028	13,551	13,529	12,885
GTCR Everest Borrower, LLC	Term Loan, Tranche B	(2) (4) (20)	Financial Services	SOFR + 250	6.23%	9/5/2031	2,985	2,976	2,969
Guidehouse LLP	Term Loan	(2) (3) (4) (5) (14)	Sovereign & Public Finance	SOFR + 475	8.39%	12/14/2030	40,288	40,287	38,155
Gymspa SAS	Term Loan, Acquisition	(4) (5) (8) (21)	Hotels, Restaurants & Leisure	EURIBOR + 575, 1.75% PIK	9.48%	5/14/2031	€3,764	4,103	4,322
Gymspa SAS	Delayed Draw Term Loan	(4) (5) (6) (8) (21)	Hotels, Restaurants & Leisure	EURIBOR + 575, 1.75% PIK	9.48%	5/14/2031	€941	982	1,088
Gymspa SAS	Term Loan	(4) (5) (8) (21)	Hotels, Restaurants & Leisure	EURIBOR + 575, 1.75% PIK	9.48%	5/14/2031	€20,230	22,053	23,230
Hadrian Acquisition Limited	Delayed Draw Term Loan	(2) (3) (4) (5) (8) (11) (14) (21)	Financial Services	SONIA + 519, 3.29% PIK	12.00%	2/28/2029	£12,495	15,626	16,615
Hadrian Acquisition Limited	Term Loan, Acquisition	(2) (3) (4) (5) (8) (11) (14) (21)	Financial Services	SONIA + 519, 3.29% PIK	12.00%	2/28/2029	£7,807	10,304	10,381
Hadrian Acquisition Limited	Term Loan, Tranche B2	(2) (3) (4) (5) (8) (11) (14) (21)	Financial Services	SONIA + 519, 3.29% PIK	12.00%	2/28/2029	£21,057	27,719	27,932
Heartland Home Services, Inc.	Delayed Draw Term Loan, 2nd Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 575	9.58%	12/15/2026	4,691	4,686	4,613
Heartland Home Services, Inc.	Delayed Draw Term Loan, 1st Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 600	9.83%	12/15/2026	8,367	8,337	8,237
Heartland Home Services, Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 600	9.83%	12/15/2026	6,681	6,671	6,578
Heartland Home Services, Inc.	Delayed Draw Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 600	9.83%	12/15/2026	2,219	2,215	2,185
Heartland Home Services, Inc.	Revolver	(4) (5) (13) (14)	Consumer Services	SOFR + 675	10.56%	12/15/2026	715	714	704
Hercules Borrower, LLC	Term Loan, 8th Amendment	(2) (3) (4) (5) (6) (14)	Environmental Industries	SOFR + 475	8.48%	12/14/2028	8,225	8,172	8,165
Hermes Bidco Germany GmbH	Term Loan, Tranche B	(4) (5) (14) (21)	Health Care Providers & Services	EURIBOR + 525	7.34%	4/29/2033	€2,111	2,417	2,364
HIG Intermediate, Inc.	Term Loan, 6th Amendment	(2) (3) (4) (5) (6) (14)	Insurance	SOFR + 450	8.14%	6/11/2031	11,209	11,145	11,119
HighTower Holding, LLC	Term Loan, Tranche B	(2) (4) (5) (20)	Capital Markets	SOFR + 275	6.41%	2/3/2032	3,482	3,466	3,452
Hoosier Intermediate, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 500	8.65%	11/15/2028	11,835	11,729	11,835
Horizon Avionics Buyer, LLC	Revolver	(4) (5) (6) (14)	Aerospace & Defense	SOFR + 475	8.48%	3/26/2032	83	82	82
Horizon Avionics Buyer, LLC	Term Loan	(2) (3) (4) (5)	Aerospace & Defense	SOFR + 475	8.48%	3/28/2032	756	753	753
Horizon Avionics Buyer, LLC	Delayed Draw Term Loan	(4) (5) (6)	Aerospace & Defense	SOFR + 475	8.48%	3/28/2032	124	123	123
HS Spa Holdings Inc.	Delayed Draw Term Loan, 2nd Amendment	(4) (5) (14)	Consumer Services	SOFR + 525	8.91%	6/2/2029	632	628	627
HS Spa Holdings Inc.	Revolver	(4) (5) (6) (14)	Consumer Services	SOFR + 525	8.89%	6/2/2028	363	355	354

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Corporate Loans (99.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
HS Spa Holdings Inc.	Term Loan	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 525	8.92%	6/2/2029	8,302	8,219	8,245
Hudson River Trading LLC	Term Loan, Tranche B	(2) (4) (20)	Banking, Finance, Insurance & Real Estate	SOFR + 250	6.14%	3/18/2030	3,830	3,821	3,801
Hunter Douglas Inc.	Term Loan, Tranche B	(2) (4) (20)	Consumer Goods: Durable	SOFR + 300	6.73%	1/20/2032	6,206	6,180	6,193
Hunter Holdco 3 Ltd.	Term Loan, Tranche B	(2) (3) (4) (5) (13) (14) (21)	Health Care Providers & Services	SOFR + 425	8.08%	8/19/2028	1,565	1,562	1,494
Hyperion Refinance S.a.r.l.	Term Loan, Tranche B	(2) (4) (14) (20) (21)	Insurance	SOFR + 275	6.39%	2/15/2031	8,732	8,711	8,180
Hyperion Refinance S.a.r.l.	Term Loan, Tranche B	(2) (4) (14) (20) (21)	Insurance	SOFR + 275	6.39%	4/18/2030	4,890	4,876	4,600
Hyphen Solutions, LLC	Term Loan, 3rd Amendment	(2) (3) (4) (5) (6) (14)	Software	SOFR + 450	8.14%	8/6/2032	4,499	4,472	4,424
IceFall Parent, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 450	8.23%	1/26/2030	12,610	12,428	12,506
iCIMS, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 575	9.42%	8/18/2028	707	692	602
iCIMS, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 575	9.42%	8/18/2028	27,544	27,383	26,353
IEM New Sub 2, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	8.37%	12/3/2031	16,890	16,799	16,809
IG Investments Holdings, LLC	Term Loan, Refinancing	(2) (3) (4) (5) (6) (14)	IT Services	SOFR + 500	8.66%	9/22/2028	4,055	4,055	4,055
IGT Holding IV AB	Term Loan	(2) (4) (5) (20) (21)	Hotels, Restaurants & Leisure	SOFR + 300	6.73%	9/1/2031	5,352	5,343	5,221
IMA Financial Group, Inc.	Term Loan	(2) (4) (20)	Insurance	SOFR + 300	6.64%	11/1/2028	3,482	3,471	3,468
Imprivata, Inc.	Term Loan, Tranche B	(2) (4) (20)	Health Care Technology	SOFR + 375	7.39%	12/3/2029	2,137	2,116	2,134
Imprivata, Inc.	Term Loan, Tranche B	(2) (4) (20)	Health Care Technology	SOFR + 300	6.73%	12/1/2027	1,990	1,983	1,987
Infront Luxembourg Finance S.a.r.l.	Term Loan, Tranche B	(2) (3) (4) (5) (8) (21)	Hotels, Restaurants & Leisure	EURIBOR + 450, 5.50% PIK	12.23%	5/28/2027	€22,287	26,821	25,465
Instructure Holdings, Inc.	Term Loan	(2) (4) (20)	Software	SOFR + 275	6.45%	11/13/2031	5,720	5,707	5,339
ION Platform Finance US Inc.	Term Loan	(2) (4) (20)	Financial Services	SOFR + 375	7.48%	10/7/2032	9,626	9,251	6,830
IQN Holding Corp.	Revolver	(4) (5) (6) (14)	Professional Services	SOFR + 525	8.98%	5/2/2028	293	292	289
IQN Holding Corp.	Term Loan	(2) (3) (4) (5) (14)	Professional Services	SOFR + 525	8.98%	5/2/2029	6,948	6,916	6,891
Iron Infinity Buyer Sub, Inc.	Delayed Draw Term Loan, Tranche A	(2) (3) (4) (5) (14)	Software	SOFR + 450	8.23%	10/16/2032	9,005	8,984	8,900
Iron Infinity Buyer Sub, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 450	8.23%	10/16/2032	25,815	25,723	25,346
iSolved, Inc.	Term Loan	(2) (3) (4)	Professional Services	SOFR + 275	6.39%	10/15/2030	4,400	4,385	4,108
Janney Montgomery Scott, LLC	Term Loan	(2) (3) (4) (6)	Financial Services	SOFR + 275	6.39%	11/28/2031	5,502	5,479	5,502
Jawbreaker Parent, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 475	8.48%	1/31/2033	20,614	20,366	20,369
Jeg's Automotive, LLC	Term Loan	(2) (3) (4) (5) (8) (14) (15)	Automotives	SOFR + 290, 6.00% PIK	12.60%	12/31/2029	7,178	6,223	7,178
Jeg's Automotive, LLC	Revolver	(4) (5) (8) (14) (15)	Automotives	SOFR + 100, 6.00% PIK	10.70%	12/31/2029	1,190	1,037	1,190
Jordanes Equity AS	Term Loan, Tranche A	(5) (21)	Beverage, Food & Tobacco	10.00%	10.00%	12/27/2031	kr291,278	24,285	28,249
Jordanes Equity AS	Delayed Draw Term Loan, Tranche B	(5) (21)	Beverage, Food & Tobacco	10.00%	10.00%	12/27/2031	kr166,445	13,876	16,143
Jupiter Borrower, Inc.	Term Loan	(2) (4) (20)	Financial Services	SOFR + 275	6.48%	3/25/2033	3,342	3,327	3,335
Kestra Advisor Services Holdings A, Inc.	Term Loan, Tranche B	(2) (4) (20)	Financial Services	SOFR + 300	6.64%	3/24/2031	4,453	4,448	4,408

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Corporate Loans (99.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
KRE HYOD Owner, LLC	Term Loan, Tranche A1	(4) (5) (14)	Real Estate Management & Development	SOFR + 442	8.01%	4/1/2028	1,321	1,321	1,314
KRE HYOD Owner, LLC	Term Loan, Tranche A2	(4) (5) (11) (14)	Real Estate Management & Development	SOFR + 442	8.01%	4/1/2028	3,720	3,720	3,701
LDS Intermediate Holdings, LLC	Delayed Draw Term Loan	(4) (5)	Transportation	SOFR + 500	8.64%	2/9/2032	5,485	5,428	5,397
LDS Intermediate Holdings, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Transportation	SOFR + 500	8.64%	2/7/2032	27,698	27,364	27,187
LDS Intermediate Holdings, LLC	Term Loan, Incremental	(4) (5) (6) (14)	Transportation	SOFR + 500	8.64%	2/9/2032	2,008	1,922	1,851
Leia Finco US LLC	Term Loan	(2) (4) (20)	Software	SOFR + 325	6.99%	10/9/2031	2,533	2,522	2,304
Leo BuyerCo, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Capital Equipment	SOFR + 475	8.48%	11/25/2032	6,429	6,345	6,346
Leo BuyerCo, LLC	Revolver	(4) (5) (6) (14)	Capital Equipment	SOFR + 475	8.48%	11/25/2032	429	410	410
Lernen Bidco Limited	Term Loan B3	(2) (4) (14) (20) (21)	Financial Services	SOFR + 350	7.11%	10/27/2031	1,496	1,460	1,470
Lofty Brickell, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Real Estate Management & Development	SOFR + 475	8.37%	9/25/2028	38,066	37,687	37,566
LSF12 Crown U.S. Commercial Bidco, LLC	Term Loan, Tranche B	(2) (4) (20)	Commercial Services & Supplies	SOFR + 300	6.65%	12/2/2031	4,528	4,491	4,536
LSF12 Helix Parent, LLC	Delayed Draw Term Loan	(2) (4) (20)	Capital Equipment	SOFR + 350	7.14%	2/10/2033	3,650	3,632	3,578
Madison Safety & Flow, LLC	Term Loan, Tranche B	(2) (4) (20)	Machinery	SOFR + 250	6.15%	9/26/2031	3,261	3,254	3,261
Material Holdings, LLC	Term Loan, Tranche A	(2) (3) (4) (5) (6) (8) (13) (14)	Professional Services	SOFR + 229, 3.71% PIK	9.83%	8/19/2027	10,644	10,644	6,983
Material Holdings, LLC	Delayed Draw Term Loan, 6th Amendment	(2) (3) (4) (5) (6) (8) (13) (14)	Professional Services	SOFR + 6.00% PIK	9.83%	8/19/2027	833	833	833
Material Holdings, LLC	Term Loan, Tranche B	(4) (5) (8) (13) (14) (15)	Professional Services	SOFR + 6.00% PIK	9.74%	8/19/2027	3,030	1,003	—
Matterhorn Finco, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Business Services	SOFR + 550	9.23%	3/4/2033	14,444	14,284	14,285
Mavis Tire Express Services Corp.	Term Loan, Incremental	(2) (4) (20)	Specialty Retail	SOFR + 325	6.92%	5/6/2033	6,500	6,468	6,489
Mavis Tire Express Services Corp.	Term Loan	(2) (3) (4) (14) (20)	Specialty Retail	SOFR + 300	6.67%	5/4/2028	8,274	8,228	8,255
McAfee, LLC	Term Loan, Tranche B	(2) (3) (4) (14) (20)	Software	SOFR + 300	6.64%	3/1/2029	8,779	8,422	7,769
Meca Dev SAS	Term Loan, Tranche B1	(5) (21)	Aerospace & Defense	11.38%	11.38%	6/8/2033	€15,780	17,896	17,579
Meca Dev SAS	Term Loan, Tranche B1	(4) (5) (21)	Aerospace & Defense	EURIBOR + 1000	12.60%	6/8/2033	€5,086	5,768	5,710
Meca Dev SAS	Term Loan, Tranche B2	(4) (5) (6) (21)	Aerospace & Defense	EURIBOR + 750	10.10%	6/8/2033	€2,217	2,305	2,351
MECP1 Reno 1, LLC	Delayed Draw Term Loan	(4) (5) (6)	Real Estate Management & Development	SOFR + 375	7.37%	12/17/2028	3,549	3,063	3,028
Merative LP	Term Loan	(2) (3) (4) (5) (6) (14)	Health Care Technology	SOFR + 450	8.23%	9/30/2032	49,165	48,892	49,165
Merlin Buyer, Inc.	Term Loan	(2) (4) (5) (20)	Machinery	SOFR + 400	7.73%	4/15/2033	3,000	2,985	3,004
Mindbody, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Leisure Products	SOFR + 600	9.73%	3/30/2033	8,590	8,449	8,449
Minerva Bidco Ltd.	Delayed Draw Term Loan	(2) (3) (4) (5) (21)	Utilities	SONIA + 425	7.98%	11/7/2030	£4,185	5,148	5,551
Minerva Bidco Ltd.	Term Loan	(2) (3) (4) (5) (21)	Utilities	SONIA + 425	7.98%	11/7/2030	£21,761	26,754	28,865
Mister Car Wash Holdings, Inc.	Term Loan, Tranche B	(2) (4) (20)	Consumer Services	SOFR + 300	6.64%	3/27/2031	3,000	2,971	3,007
Mitchell International, Inc.	Term Loan	(2) (3) (4)	Health Care Providers & Services	SOFR + 300	6.64%	6/17/2031	6,775	6,775	6,434

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Corporate Loans (99.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
MJH Healthcare Holdings, LLC	Repriced Term Loan, Tranche B	(2) (4) (5) (20)	Media	SOFR + 275	6.39%	1/29/2029	2,977	2,732	2,819
Monarch Buyer, Inc.	Delayed Draw Term Loan	(4) (5) (6)	Business Services	SOFR + 475	8.45%	6/2/2032	1,544	1,483	1,447
Monarch Buyer, Inc.	Revolver	(4) (5) (6)	Business Services	SOFR + 475	8.49%	6/2/2032	649	622	606
Monarch Buyer, Inc.	Term Loan	(2) (3) (4) (5) (14)	Business Services	SOFR + 475	8.48%	6/2/2032	17,183	17,032	16,951
More Cowbell II, LLC	Term Loan, 2nd Amendment	(2) (3) (4) (5) (6) (14)	Financial Services	SOFR + 450	8.24%	9/1/2030	15,938	15,938	15,938
MorettiHolding S.p.A.	Term Loan	(5) (8) (21)	Professional Services	13.00% PIK	13.00%	3/18/2032	€24,248	26,053	27,152
Nader Upside 2 S.a.r.l.	Term Loan, Tranche B	(4) (5) (8) (21)	Health Care Providers & Services	EURIBOR + 9.25% PIK	11.54%	3/29/2030	€49,029	53,180	58,962
National Mentor Holdings, Inc.	Term Loan, Tranche B	(2) (4) (20)	Health Care Providers & Services	SOFR + 600	9.64%	12/12/2030	4,988	4,851	5,017
NEFCO Holding Company, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Building Products	SOFR + 450	8.24%	1/13/2033	10,766	10,704	10,705
NEFCO Holding Company, LLC	Revolver	(4) (5) (6) (14)	Building Products	SOFR + 350	7.24%	1/13/2033	846	839	839
Neptune Bidco U.S., Inc.	Term Loan, Tranche B	(2) (4) (13) (20)	Professional Services	SOFR + 500	8.86%	2/3/2033	2,000	1,917	1,982
North Haven Fairway Buyer, LLC	Revolver	(4) (5) (6) (14)	Consumer Services	SOFR + 500	8.70%	5/17/2028	2,126	2,108	2,112
North Haven Fairway Buyer, LLC	Term Loan	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 500	8.73%	5/17/2028	9,868	9,794	9,812
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan, Tranche C1	(4) (5) (14)	Consumer Services	SOFR + 500	8.72%	5/17/2028	94	92	93
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan, Tranche C2	(4) (5) (14)	Consumer Services	SOFR + 500	8.67%	5/17/2028	10,905	10,723	10,843
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 500	8.68%	5/17/2028	11,753	11,634	11,687
North Haven Fairway Buyer, LLC	Term Loan	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 500	8.66%	5/17/2028	8,021	7,971	7,976
Nuvei Technologies Corp.	Term Loan, Tranche B	(2) (4) (20) (21)	Financial Services	SOFR + 250	6.14%	11/17/2031	7,339	7,345	7,131
Nuzoa Bidco, S.L.U.	Term Loan	(4) (5) (6) (21)	Distributors	EURIBOR + 550	8.11%	6/24/2032	€1,647	1,820	1,805
Nuzoa Bidco, S.L.U.	Term Loan, Tranche B	(4) (5) (21)	Distributors	EURIBOR + 550	8.10%	6/24/2032	€6,341	7,233	7,136
Oak Purchaser, Inc.	Delayed Draw Term Loan	(4) (5) (14)	Professional Services	SOFR + 550	9.23%	5/31/2028	203	201	200
Oak Purchaser, Inc.	Term Loan	(2) (3) (4) (5) (14)	Professional Services	SOFR + 550	9.23%	5/31/2028	836	828	822
Oak Purchaser, Inc.	Delayed Draw Term Loan	(4) (5) (14)	Professional Services	SOFR + 550	9.23%	5/31/2028	2,445	2,436	2,426
Oak Purchaser, Inc.	Revolver	(4) (5) (6) (14)	Professional Services	SOFR + 550	9.20%	5/31/2028	176	173	170
Oak Purchaser, Inc.	Term Loan	(2) (3) (4) (5) (14)	Professional Services	SOFR + 550	9.23%	5/31/2028	5,030	5,012	4,991
Oak Purchaser, Inc.	Delayed Draw Term Loan, 3rd Amendment	(4) (5) (6) (14)	Professional Services	SOFR + 550	9.23%	5/31/2028	1,254	1,235	1,211
Oak Purchaser, Inc.	Term Loan, 3rd Amendment	(2) (3) (4) (5) (14)	Professional Services	SOFR + 550	9.23%	5/31/2028	358	356	352
Oak-Eagle AcquireCo Inc.	Term Loan, Tranche B	(2) (4) (20)	Leisure Products	SOFR + 350	7.14%	3/24/2033	3,000	2,955	3,006
OEConnection, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Automotives	SOFR + 450	8.14%	12/23/2032	11,372	11,279	11,118
OEI, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Construction & Engineering	SOFR + 450	8.23%	12/29/2032	23,373	23,104	23,732
OID-OL Intermediate I, LLC	Term Loan	(2) (4)	Software	SOFR + 600	9.66%	2/1/2029	8,897	8,781	8,590
OID-OL Intermediate I, LLC	Term Loan	(2) (3) (4) (13)	Software	SOFR + 425	8.06%	2/1/2029	5,221	4,534	3,208

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Corporate Loans (99.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Olympus Water U.S. Holding Corp.	Term Loan, Tranche B	(2) (4) (20)	Chemicals, Plastics & Rubber	SOFR + 325	6.90%	11/3/2032	2,985	2,903	2,980
OMNIA Partners, LLC	Term Loan	(2) (4) (20)	Professional Services	SOFR + 275	6.42%	12/31/2032	1,990	1,990	1,991
OneDigital Borrower LLC	Term Loan	(2) (4) (14) (20)	Insurance	SOFR + 300	6.64%	7/2/2031	4,900	4,885	4,740
Ontario Gaming GTA LP	Term Loan, Tranche B	(2) (3) (4) (21)	Hotels, Restaurants & Leisure	SOFR + 425	7.98%	8/1/2030	1,930	1,924	1,834
Onward AcquireCo, Inc.	Term Loan	(2) (3) (4) (5) (6) (8) (14)	Software	SOFR + 238, 2.68% PIK	8.69%	4/1/2033	4,674	4,620	4,620
Opal Bidco SAS	Term Loan, Tranche B	(2) (4) (20)	Financial Services	SOFR + 250	6.23%	4/28/2032	1,995	1,982	1,992
Optimizely North America, Inc.	Term Loan	(2) (3) (4) (5) (8) (14)	Software	EURIBOR + 325, 2.50% PIK	7.96%	10/30/2031	€2,254	2,429	2,371
Optimizely North America, Inc.	Term Loan	(2) (3) (4) (5) (8) (14)	Software	SONIA + 350, 2.50% PIK	9.73%	10/30/2031	£902	1,160	1,106
Optimizely North America, Inc.	Term Loan	(2) (3) (4) (5) (6) (8) (14)	Software	SOFR + 300, 2.50% PIK	9.14%	10/30/2031	6,671	6,603	6,076
ORBCOMM, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Telecommunications	SOFR + 525	8.89%	4/26/2032	1,959	1,935	1,935
Orifarm Holding AS	Term Loan	(5) (21)	Health Care Providers & Services	10.00%	10.00%	11/29/2031	€41,590	40,584	46,333
Orion Advisor Solutions, Inc.	Term Loan	(2) (4) (20)	Financial Services	SOFR + 275	6.41%	9/9/2030	3,491	3,454	3,454
Orthrus Ltd.	Term Loan	(2) (3) (4) (5) (6) (8) (21)	Financial Services	SONIA + 350, 2.75% PIK	9.98%	12/4/2031	£8,422	10,719	11,037
Orthrus Ltd.	Delayed Draw Term Loan	(4) (5) (8) (21)	Financial Services	SOFR + 350, 2.75% PIK	9.90%	12/4/2031	2,877	2,877	2,849
Orthrus Ltd.	Term Loan	(2) (3) (4) (5) (8) (21)	Financial Services	EURIBOR + 350, 2.75% PIK	8.55%	12/4/2031	€7,525	7,900	8,512
Orthrus Ltd.	Term Loan	(2) (3) (4) (5) (8) (21)	Financial Services	SOFR + 350, 2.75% PIK	9.90%	12/4/2031	19,881	19,647	19,683
OVG Business Services, LLC	Term Loan, Tranche B	(2) (4) (5) (20)	Hotels, Restaurants & Leisure	SOFR + 300	6.64%	6/25/2031	6,451	6,422	6,447
Paint Intermediate III, LLC	Term Loan, Tranche B	(2) (4) (20)	Distributors	SOFR + 300	6.65%	10/9/2031	3,482	3,482	3,489
PAM Bidco Ltd.	Delayed Draw Term Loan, Tranche B3	(5) (21)	Utilities	10.75%	10.75%	10/29/2031	£481	615	630
PAM Bidco Ltd.	Delayed Draw Term Loan, Tranche B4	(4) (5) (21)	Utilities	SONIA + 730	11.03%	10/29/2031	£1,646	2,106	2,167
PAM Bidco Ltd.	Delayed Draw Term Loan, Capex Facility A	(5) (6) (21)	Utilities	10.75%	10.75%	10/29/2031	£1,238	1,583	1,594
PAM Bidco Ltd.	Delayed Draw Term Loan, Capex Facility B	(4) (5) (6) (21)	Utilities	SONIA + 730	11.03%	10/29/2031	£4,238	5,420	5,523
PAM Bidco Ltd.	Term Loan, Tranche B1	(2) (3) (5) (21)	Utilities	10.75%	10.75%	10/29/2031	£6,490	8,302	8,501
PAM Bidco Ltd.	Term Loan, Tranche B2	(2) (3) (4) (5) (21)	Utilities	SONIA + 730	11.03%	10/29/2031	£22,220	28,422	29,252
Parexel International Corporation	Term Loan, Tranche B	(2) (4) (20)	Health Care Providers & Services	SOFR + 250	6.14%	12/12/2031	4,975	4,963	4,975
Parrot Borrower, LP	Delayed Draw Term Loan	(4) (5) (14)	Software	SOFR + 475	8.48%	3/2/2033	7,397	7,326	7,327
PDI TA Holdings, Inc.	Revolver	(4) (5) (14)	Software	SOFR + 550	9.24%	2/1/2031	2,317	2,301	2,164

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Corporate Loans (99.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
PDI TA Holdings, Inc.	Term Loan	(2) (3) (4) (5) (8) (14)	Software	SOFR + 350, 2.50% PIK	9.66%	2/1/2031	27,819	27,621	25,984
Pegasus BidCo B.V.	Term Loan, Tranche B	(2) (4) (20) (21)	Beverage, Food & Tobacco	SOFR + 275	6.39%	7/12/2029	2,000	2,000	1,998
Pelican Pipeline, LLC	Term Loan B	(2) (4) (5) (20)	Energy: Oil & Gas	SOFR + 275	6.48%	3/25/2033	1,000	995	1,000
PEX Holdings LLC	Term Loan, Tranche B	(2) (4) (20)	Financial Services	SOFR + 275	6.48%	11/19/2031	4,938	4,927	4,925
Pinnacle Buyer, LLC	Term Loan	(2) (4) (6) (20)	Real Estate Management & Development	SOFR + 250	6.23%	10/1/2032	2,510	2,503	2,514
Pioneer AcquisitionCo LLC	Term Loan, Tranche B	(2) (4) (20)	Professional Services	SOFR + 325	6.89%	10/27/2032	900	896	903
Pioneer AcquisitionCo LLC	Term Loan	(2) (4) (5) (20)	Professional Services	SOFR + 250	6.15%	10/27/2032	1,721	1,717	1,720
Planet U.S. Buyer, LLC	Term Loan, Tranche B	(2) (3) (4)	Professional Services	SOFR + 300	6.66%	2/10/2031	3,626	3,620	3,637
Planview Parent, Inc.	Term Loan	(2) (4) (20)	Software	SOFR + 350	7.23%	12/17/2027	8,823	8,630	7,541
Playtika Ltd.	Term Loan, Tranche B	(2) (4) (13) (20)	Hotels, Restaurants & Leisure	SOFR + 275	6.51%	3/13/2028	1,492	1,414	1,446
PointClickCare Technologies Inc.	Term Loan, Tranche B	(2) (3) (4) (21)	Health Care Technology	SOFR + 275	6.41%	11/3/2031	5,807	5,795	5,779
Portugal Street East Limited	Term Loan	(5) (6) (21)	Real Estate Management & Development	11.50%	11.50%	12/20/2026	£22,832	29,601	30,285
PPV Intermediate Holdings, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Health Care Providers & Services	SOFR + 525	8.90%	8/31/2029	5,079	4,995	4,565
PPV Intermediate Holdings, LLC	Delayed Draw Term Loan, 1st Amendment	(2) (3) (4) (5) (14)	Health Care Providers & Services	SOFR + 600	9.67%	8/31/2029	89	89	87
PPV Intermediate Holdings, LLC	Revolver	(4) (5) (6) (14)	Health Care Providers & Services	SOFR + 575	9.40%	8/31/2029	237	236	219
PPV Intermediate Holdings, LLC	Term Loan	(2) (3) (4) (5) (14)	Health Care Providers & Services	SOFR + 575	9.42%	8/31/2029	7,876	7,859	7,721
Pro Mach Group, Inc.	Term Loan, Tranche B	(2) (4) (20)	Machinery	SOFR + 250	6.14%	10/18/2032	2,985	2,985	2,986
Proampac PG Borrower, LLC	Term Loan, Tranche B	(2) (3) (4) (14)	Containers, Packaging & Glass	SOFR + 400	7.66%	3/7/2033	5,745	5,742	5,639
Project Alpha Intermediate Holding, Inc.	Term Loan, Tranche B	(2) (4) (20)	Software	SOFR + 325	6.98%	10/28/2030	6,942	6,730	4,997
Project Boost Purchaser, LLC	Term Loan, Tranche B	(2) (4) (20)	Software	SOFR + 275	6.48%	7/16/2031	1,492	1,449	1,451
Project Castle, Inc.	Term Loan	(2) (3) (4) (5) (14) (15)	Professional Services	SOFR + 550	9.19%	6/1/2029	4,813	4,551	1,111
Project Leopard Holdings, Inc.	Term Loan, Tranche B	(2) (4) (13) (14) (20)	Software	SOFR + 525	9.01%	7/20/2029	11,832	10,818	7,109
Project Ruby Ultimate Parent Corp.	Term Loan	(2) (4) (13) (20)	Health Care Technology	SOFR + 275	6.51%	3/10/2028	2,985	2,985	2,980
Proofpoint, Inc.	Term Loan	(2) (4) (14) (20)	Software	SOFR + 300	6.73%	8/31/2028	7,156	7,129	6,897
Prophix Software Inc.	Revolver	(4) (5) (6) (14) (21)	Software	SOFR + 525	8.92%	5/1/2029	675	675	671
Prophix Software Inc.	Delayed Draw Term Loan	(4) (5) (14) (21)	Software	SOFR + 525	8.89%	2/1/2027	2,987	2,987	2,976
Prophix Software Inc.	Term Loan, Restatement	(2) (3) (4) (5) (14) (21)	Software	SOFR + 525	8.89%	5/1/2029	39,804	39,506	39,658
Propio LS, LLC	Revolver	(4) (5) (6) (14)	Health Care Providers & Services	SOFR + 475	8.48%	5/10/2030	19	18	17

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Corporate Loans (99.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Propio LS, LLC	Term Loan	(2) (3) (4) (5) (14)	Health Care Providers & Services	SOFR + 475	8.48%	5/12/2030	2,984	2,959	2,914
Propulsion (BC) Finco S.a.r.l.	Term Loan, Tranche B	(2) (4) (20) (21)	Aerospace & Defense	SOFR + 250	6.23%	12/1/2032	4,988	4,976	4,998
PROS Parent, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Transportation	SOFR + 475	8.40%	12/9/2032	27,585	27,513	27,533
PXO Holdings I Corp.	Delayed Draw Term Loan	(4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	9.31%	3/8/2028	2,305	2,290	2,265
PXO Holdings I Corp.	Revolver	(4) (5) (6) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	9.38%	3/8/2028	730	722	707
PXO Holdings I Corp.	Term Loan	(2) (3) (4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	9.38%	3/8/2028	17,766	17,629	17,458
PXO Holdings I Corp.	Term Loan, 1st Amendment	(2) (3) (4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	9.31%	3/8/2028	2,147	2,125	2,110
QBS Parent, Inc.	Delayed Draw Term Loan	(2) (4) (5) (6)	Energy: Oil & Gas	SOFR + 450	8.23%	6/3/2032	316	294	255
QBS Parent, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Energy: Oil & Gas	SOFR + 450	8.23%	6/3/2032	44,151	43,947	43,576
Rackspace Technology Global, Inc.	Term Loan	(2) (4) (13) (14)	Software	SOFR + 275	6.50%	5/15/2028	5,857	3,082	5,299
Radwell Parent LLC	Delayed Draw Term Loan	(4) (5) (14)	Distributors	SOFR + 475	8.48%	4/1/2030	2,004	1,992	2,003
Radwell Parent LLC	Revolver	(4) (5) (6) (14)	Distributors	SOFR + 475	8.45%	4/1/2030	372	358	371
Radwell Parent LLC	Term Loan, 1st Amendment	(2) (3) (4) (5) (14)	Distributors	SOFR + 475	8.48%	4/1/2030	17,953	17,678	17,937
Raven Acquisition Holdings, LLC	Term Loan, Tranche B	(2) (3) (4) (6)	Health Care Providers & Services	SOFR + 300	6.64%	11/19/2031	5,820	5,794	5,732
RealPage, Inc.	Term Loan	(2) (3) (4) (13) (14)	Software	SOFR + 300	6.99%	4/24/2028	2,875	2,829	2,684
Redstone Holdco 2 LP	Term Loan, Tranche A2	(2) (3) (4) (5) (13) (14)	Computers & Electronics Retail	SOFR + 475	8.68%	12/31/2030	1,470	1,265	1,152
Resilience Parent, LLC	Term Loan, Tranche B	(2) (4) (20)	Capital Equipment	SOFR + 250	6.23%	2/28/2033	4,200	4,190	4,190
Rialto Management Group, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Real Estate Management & Development	SOFR + 500	8.64%	12/5/2030	23,538	23,417	23,270
Rialto Management Group, LLC	Term Loan, 1st Amendment	(2) (3) (4) (5) (14)	Real Estate Management & Development	SOFR + 500	8.64%	12/5/2030	5,839	5,813	5,776
Rocket Software, Inc.	Term Loan	(2) (4) (14) (20)	Software	SOFR + 375	7.39%	11/28/2028	4,752	4,720	4,506
Rome Bidco Ltd.	Delayed Draw Term Loan	(2) (3) (4) (5) (6) (8) (14) (21)	Hotels, Restaurants & Leisure	SONIA + 189, 5.86% PIK	11.48%	12/23/2027	£5,377	6,994	7,133
Rome Bidco Ltd.	Term Loan	(2) (3) (4) (5) (8) (14) (21)	Hotels, Restaurants & Leisure	SONIA + 189, 5.86% PIK	11.48%	12/23/2027	£42,411	55,074	56,256
Rotation Buyer, LLC	Delayed Draw Term Loan	(4) (5) (6)	Machinery	SOFR + 475	8.42%	12/27/2031	554	536	508
Rotation Buyer, LLC	Revolver	(4) (5) (6) (14)	Machinery	SOFR + 475	8.48%	12/27/2031	478	469	455
Rotation Buyer, LLC	Term Loan	(2) (3) (4) (5)	Machinery	SOFR + 475	8.48%	12/27/2031	8,679	8,607	8,500
Savor Acquisition, Inc.	Term Loan, Tranche B	(2) (4) (6) (20)	Beverage, Food & Tobacco	SOFR + 300	6.66%	2/19/2032	2,714	2,708	2,728
SCHP Purchaser, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 450	8.16%	10/24/2032	12,401	12,267	12,292
SCP Eye Care HoldCo, LLC	Revolver	(4) (5) (6)	Health Care Providers & Services	SOFR + 575	9.39%	10/7/2029	5	4	5
SCP Eye Care HoldCo, LLC	Delayed Draw Term Loan, Incremental	(4) (5) (13) (14)	Health Care Providers & Services	SOFR + 575	9.49%	10/7/2029	1,091	1,078	1,091

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Corporate Loans (99.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
SCP Eye Care HoldCo, LLC	Term Loan, Incremental	(2) (3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 575	9.49%	10/7/2029	538	531	538
SCP Eye Care HoldCo, LLC	Delayed Draw Term Loan	(4) (5) (13) (14)	Health Care Providers & Services	SOFR + 575	9.49%	10/5/2029	38	38	38
SCP Eye Care HoldCo, LLC	Term Loan	(4) (5) (13) (14)	Health Care Providers & Services	SOFR + 575	9.49%	10/7/2029	116	115	116
Seahawk Bidco, LLC	Delayed Draw Term Loan	(4) (5) (14)	Consumer Services	SOFR + 500	8.73%	12/19/2031	11,557	11,536	11,452
Seahawk Bidco, LLC	Revolver	(4) (5) (6) (14)	Consumer Services	SOFR + 500	8.73%	12/19/2031	612	593	581
Seahawk Bidco, LLC	Term Loan	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 500	8.73%	12/19/2031	36,856	36,627	36,523
Sharp Services, LLC	Term Loan, Tranche B	(2) (4) (20)	Commercial Services & Supplies	SOFR + 300	6.73%	9/29/2032	4,726	4,705	4,736
Sigma Irish AcquiCo Ltd.	Delayed Draw Term Loan	(4) (5) (21)	Capital Markets	EURIBOR + 525	7.54%	3/19/2032	€1,596	1,872	1,805
Sigma Irish AcquiCo Ltd.	Term Loan, Tranche B	(4) (5) (6) (21)	Capital Markets	SOFR + 525	8.87%	3/19/2032	20,444	20,030	20,141
Sigma Irish AcquiCo Ltd.	Term Loan, Tranche B	(4) (5) (21)	Capital Markets	EURIBOR + 525	7.54%	3/19/2032	€11,937	12,792	13,503
Sila Solutions Group, Inc.	Delayed Draw Term Loan	(4) (5) (6) (14)	Consumer Services	SOFR + 500	8.73%	12/19/2031	1,159	1,104	1,051
SitusAMC Holdings Corp.	Term Loan, Incremental	(2) (3) (4) (5) (14)	Professional Services	SOFR + 550	9.23%	5/14/2031	20,613	20,526	20,486
Skyshield U.S. Bidco Ltd.	Term Loan, Tranche B	(2) (4) (5) (20)	Capital Equipment	SOFR + 250	6.25%	6/2/2033	1,000	998	999
Smarsh, Inc.	Delayed Draw Term Loan	(4) (5) (6) (14)	Software	SOFR + 475	8.48%	2/18/2029	113	110	105
Smarsh, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 475	8.48%	2/18/2029	5,357	5,308	5,261
Smarsh, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 475	8.39%	2/18/2029	439	434	426
SonicWall US Holdings, Inc.	Term Loan	(2) (3) (4) (5) (14) (20)	Electronic Equipment, Instruments & Components	SOFR + 500	8.75%	4/26/2030	10,139	3,959	3,959
SonicWall US Holdings, Inc.	Term Loan	(2) (3) (4) (5) (14) (20)	Electronic Equipment, Instruments & Components	SOFR + 750	11.25%	4/26/2030	2,300	2,193	2,193
Sophia, LP	Term Loan, Tranche B	(2) (4) (14) (20)	Software	SOFR + 250	6.14%	10/9/2029	4,975	4,955	4,790
Sophos Holdings, LLC	Term Loan, Incremental	(2) (4) (13) (20)	Software	SOFR + 350	7.26%	3/5/2027	969	960	897
Sovos Compliance, LLC	Term Loan, Tranche B	(2) (4) (14) (20)	Software	SOFR + 325	6.89%	8/14/2029	4,882	4,850	4,566
Speciality Pharma III Inc.	Revolver	(4) (5) (6) (14)	Health Care Providers & Services	SOFR + 475	8.41%	12/23/2032	397	382	388
Speciality Pharma III Inc.	Term Loan	(2) (3) (4) (5) (14)	Health Care Providers & Services	SOFR + 475	8.48%	12/23/2032	24,615	24,499	24,544
Speedstar Holding, LLC	Delayed Draw Term Loan, 3rd Amendment	(4) (5) (6) (14)	Automotives	SOFR + 600	9.73%	7/22/2027	1,294	1,275	835
Speedstar Holding, LLC	Term Loan, 3rd Amendment	(2) (3) (4) (5) (14)	Automotives	SOFR + 600	9.73%	7/22/2027	11,848	11,797	9,764
Spotless Brands, LLC	Delayed Draw Term Loan	(4) (5) (14)	Consumer Services	SOFR + 575	9.60%	7/25/2028	7,346	7,250	7,346
Spotless Brands, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Consumer Services	SOFR + 575	9.60%	7/25/2028	20,391	20,220	20,391
Spotless Brands, LLC	Delayed Draw Term Loan, Tranche A	(4) (5) (14)	Consumer Services	SOFR + 575	9.60%	7/25/2028	4,030	3,997	4,030
Spotless Brands, LLC	Delayed Draw Term Loan, Tranche B	(4) (5) (14)	Consumer Services	SOFR + 575	9.60%	7/25/2028	911	904	911

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Corporate Loans (99.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Spotless Brands, LLC	Delayed Draw Term Loan, Tranche E	(4) (5) (14)	Consumer Services	SOFR + 550	9.22%	7/25/2028	25,120	24,979	25,075
Spotless Brands, LLC	Delayed Draw Term Loan, 6th Amendment	(4) (5) (6) (14)	Consumer Services	SOFR + 500	8.72%	7/25/2028	4,437	4,372	4,332
Star Parent, Inc.	Term Loan, Tranche B	(2) (4) (20)	Health Care Providers & Services	SOFR + 400	7.73%	9/27/2030	2,933	2,903	2,935
Starlight Parent, LLC	Term Loan	(2) (4) (20)	IT Services	SOFR + 400	7.67%	4/16/2032	8,928	8,696	7,443
StubHub Holdco Sub LLC	Term Loan	(2) (4) (20)	Entertainment	SOFR + 475	8.39%	3/15/2030	1,351	1,330	1,358
Summit Bidco, Inc.	Delayed Draw Term Loan	(4) (5) (14) (21)	Insurance	CORRA + 475	7.04%	10/1/2032	C$7,207	5,123	5,037
Summit Bidco, Inc.	Term Loan	(2) (3) (4) (5) (6) (14) (21)	Insurance	CORRA + 475	7.04%	10/1/2032	C$15,117	10,725	10,545
Sword Purchaser LLC	Term Loan, Tranche B	(2) (4) (20)	Containers, Packaging & Glass	SOFR + 400	7.64%	4/11/2033	2,000	1,902	1,948
Tamko Building Products LLC	Term Loan, Incremental	(2) (4) (5) (20)	Building Products	SOFR + 300	6.73%	9/11/2030	1,385	1,378	1,383
Tank Holding Corp.	Term Loan	(2) (3) (4) (13) (14)	Capital Equipment	SOFR + 575	9.49%	3/31/2028	43,096	42,800	39,409
Tank Holding Corp.	Term Loan, Incremental	(2) (3) (4) (5) (13) (14)	Capital Equipment	SOFR + 600	9.74%	3/31/2028	9,814	9,711	9,005
Tank Holding Corp.	Delayed Draw Term Loan, Incremental	(2) (3) (4) (5) (13) (14)	Capital Equipment	SOFR + 600	9.74%	3/31/2028	4,255	4,210	3,904
Tank Holding Corp.	Revolver	(4) (5) (6)	Capital Equipment	PRIME + 475	11.50%	3/31/2028	193	183	28
Tecta America Corp.	Term Loan, Tranche B	(2) (4) (20)	Building Products	SOFR + 250	6.14%	2/18/2032	1,980	1,976	1,976
The Chartis Group, LLC	Delayed Draw Term Loan	(4) (5) (6)	Health Care Providers & Services	SOFR + 425	7.98%	9/17/2031	2,344	2,272	2,344
The Chartis Group, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 425	7.98%	9/17/2031	30,761	30,480	30,761
Thor (BC) BidCo AB	Term Loan, Tranche B	(4) (5) (6) (21)	Distributors	STIBOR + 500	7.06%	6/1/2033	Skr18,560	1,969	1,891
Tiger Acquisition, LLC	Term Loan, Tranche B	(2) (3) (4) (14)	High Tech Industries	SOFR + 250	6.15%	8/23/2032	4,159	4,155	4,168
TK Elevator U.S. Newco, Inc.	Term Loan, Tranche B	(2) (4) (20)	Machinery	SOFR + 275	6.38%	4/30/2030	9,794	9,789	9,831
Total Power Limited	Revolver	(2) (4) (5) (6) (14) (21)	Machinery	CORRA + 450	6.99%	7/22/2030	C$185	117	106
Total Power Limited	Delayed Draw Term Loan	(2) (4) (5) (6) (14) (21)	Machinery	CORRA + 450	6.79%	7/22/2030	C$3,455	2,387	2,377
Total Power Limited	Term Loan, Tranche A	(2) (3) (4) (5) (14) (21)	Machinery	CORRA + 450	6.79%	7/22/2030	C$19,104	13,713	13,266
TPG RE Finance Trust, Inc.	Term Loan, Tranche B	(2) (4) (5) (20)	Mortgage Real Estate Investment Trusts (REITs)	SOFR + 275	6.39%	4/29/2033	628	626	627
TransDigm, Inc.	Term Loan, Tranche N	(2) (4) (20)	Aerospace & Defense	SOFR + 250	6.14%	8/19/2032	1,596	1,594	1,596
TransDigm, Inc.	Term Loan, Tranche M	(2) (4) (20)	Aerospace & Defense	SOFR + 250	6.14%	8/19/2032	4,962	4,951	4,963
TricorBraun Holdings, Inc.	Term Loan	(2) (4) (20)	Containers, Packaging & Glass	SOFR + 325	6.89%	3/3/2031	995	954	929
Trintech, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 475	8.39%	1/28/2033	9,558	9,441	9,311

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Corporate Loans (99.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Trio Bidco, Inc.	Term Loan, Tranche B	(2) (4) (6) (20)	Commercial Services & Supplies	SOFR + 400	7.73%	10/29/2032	6,318	6,259	6,180
Trioworld Midco 2 AB	Term Loan	(4) (5) (8) (21)	Containers, Packaging & Glass	EURIBOR + 10.25% PIK	12.49%	10/17/2028	€44,131	46,969	50,298
Triton Water Holdings, Inc.	Term Loan, Tranche B	(2) (4) (20)	Beverage, Food & Tobacco	SOFR + 275	6.48%	3/31/2031	4,988	4,964	5,008
Truist Insurance Holdings, LLC	Term Loan, Tranche B	(2) (4) (20)	Insurance	SOFR + 275	6.48%	5/6/2031	6,218	6,209	6,064
Tufin Software North America, Inc.	Term Loan, 1st Amendment	(2) (3) (4) (5) (13) (14)	Software	SOFR + 493	8.68%	8/25/2028	8,535	8,449	8,535
Tufin Software North America, Inc.	Term Loan, 3rd Amendment	(2) (3) (4) (5) (13) (14)	Software	SOFR + 493	8.68%	8/25/2028	2,668	2,651	2,668
Tufin Software North America, Inc.	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Software	SOFR + 493	8.68%	8/17/2028	26,973	26,733	26,973
Turquoise TopCo Ltd.	Term Loan, Tranche B	(2) (4) (5) (20)	Hotels, Restaurants & Leisure	SOFR + 325	6.98%	12/30/2032	6,384	6,354	6,256
UFT Buyer LLC	Delayed Draw Term Loan	(4) (5) (6) (8) (14)	Environmental Industries	SOFR + 225, 2.75% PIK	8.73%	12/4/2032	1,258	1,209	1,238
UFT Buyer LLC	Term Loan, Tranche B	(2) (3) (4) (5) (6) (8) (14)	Environmental Industries	SOFR + 225, 2.75% PIK	8.73%	12/4/2032	14,571	14,419	14,510
UKG, Inc.	Term Loan, Tranche B	(2) (4) (20)	Software	SOFR + 225	5.91%	2/10/2031	4,848	4,844	4,556
USR Parent, Inc.	Term Loan, 3rd Amendment	(2) (3) (4) (5) (11) (14)	Specialty Retail	SOFR + 760	11.22%	4/25/2027	1,842	1,839	1,825
Vantor Holdings, Inc.	Term Loan, Tranche B	(2) (4) (20)	Aerospace & Defense	SOFR + 450	8.13%	3/3/2033	2,000	1,971	2,005
VC GB Holdings I Corp.	Term Loan, Tranche B	(2) (4) (13) (20)	Building Products	SOFR + 350	7.49%	7/24/2028	1,990	1,990	1,991
Vensure Employer Services, Inc.	Term Loan	(2) (3) (4) (5) (14)	Professional Services	SOFR + 500	8.70%	9/27/2031	73,938	73,347	72,803
Venture Global Calcasieu Pass LLC	Term Loan, Tranche B	(2) (4) (20)	Energy: Oil & Gas	SOFR + 325	6.95%	4/2/2033	1,000	985	1,002
Verifone Systems, Inc.	Term Loan, Tranche B	(2) (4) (13) (20)	High Tech Industries	SOFR + 550	9.43%	8/21/2028	1,496	1,426	1,414
Vertex BidCo S.p.A.	Term Loan	(4) (5) (21)	IT Services	EURIBOR + 575	8.12%	3/11/2033	€11,771	13,326	13,180
Vertex BidCo S.p.A.	Delayed Draw Term Loan	(4) (5) (6) (21)	IT Services	EURIBOR + 575	8.12%	3/11/2033	€3,691	4,184	4,110
VGL FinCo Ltd.	Term Loan	(2) (3) (4) (5) (8) (21)	Consumer Services	SONIA + 15.30% PIK	19.03%	2/12/2031	£4,669	6,359	6,193
VGL FinCo Ltd.	Term Loan	(2) (3) (4) (5) (8) (21)	Consumer Services	SONIA + 15.30% PIK	19.03%	2/12/2031	£7,674	10,121	9,466
VGL Midco Ltd.	Term Loan, Tranche A	(2) (3) (5) (8) (21)	Consumer Services	15.00% PIK	15.00%	2/17/2031	£3,039	3,804	4,031
Victors Purchaser, LLC	Revolver, 1st Amendment Incremental	(4) (5) (6) (14)	Business Services	SOFR + 450	8.24%	12/23/2032	99	94	96
Victors Purchaser, LLC	Term Loan, 1st Amendment Incremental	(2) (3) (4) (5) (6) (14)	Business Services	SOFR + 450	8.23%	12/23/2032	6,790	6,771	6,773
Vienna Bidco Ltd.	Term Loan, Tranche B	(4) (5) (14) (21)	Health Care Equipment & Supplies	SONIA + 565	9.38%	8/20/2030	£29,055	38,133	37,576
Vision Solutions, Inc.	Term Loan, Incremental	(2) (4) (13) (14) (20)	Software	SOFR + 400	7.93%	4/24/2028	7,496	7,297	5,704
Voyager Parent, LLC	Term Loan, Tranche B	(2) (4) (20)	IT Services	SOFR + 425	7.98%	7/1/2032	2,737	2,727	2,736
WestJet Loyalty LP	Term Loan, Tranche B	(2) (4) (20) (21)	Passenger Airlines	SOFR + 275	6.48%	2/14/2031	4,888	4,852	4,729

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Corporate Loans (99.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
White Cap Buyer, LLC	Term Loan, Tranche B	(2) (4) (20)	Trading Companies & Distributors	SOFR + 325	6.89%	10/19/2029	4,925	4,907	4,914
Whitney Merger Sub, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Hotels, Restaurants & Leisure	SOFR + 475	8.48%	7/3/2032	17,047	16,874	16,696
Windsor Holdings III, LLC	Term Loan, Tranche B	(2) (4) (20)	Chemicals, Plastics & Rubber	SOFR + 275	6.39%	8/1/2030	3,891	3,852	3,886
Wineshipping.com, LLC	Delayed Draw Term Loan, 3rd Amendment	(4) (5) (6) (8)	Beverage, Food & Tobacco	SOFR + 6.25% PIK	9.98%	12/31/2028	222	222	(179)
Wineshipping.com, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (8) (13) (14)	Beverage, Food & Tobacco	SOFR + 6.25% PIK	10.13%	12/31/2028	429	427	282
Wineshipping.com, LLC	Term Loan	(2) (3) (4) (5) (8) (13) (14)	Beverage, Food & Tobacco	SOFR + 6.25% PIK	10.13%	12/31/2028	15,900	15,828	10,457
Wineshipping.com, LLC	Revolver	(2) (3) (4) (5) (6) (8) (13) (14)	Beverage, Food & Tobacco	SOFR + 6.25% PIK	10.13%	12/31/2028	2,045	2,035	1,263
Yellowstone Buyer Acquisition, LLC	Term Loan	(2) (3) (4) (5) (14)	Consumer Goods: Durable	SOFR + 585	9.52%	9/13/2027	6,438	6,406	5,993
YLG Holdings, Inc.	Term Loan	(2) (3) (4) (5)	Commercial Services & Supplies	SOFR + 475	8.43%	12/23/2030	512	508	511
YLG Holdings, Inc.	Delayed Draw Term Loan, 8th Amendment	(4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 475	8.41%	12/23/2030	57	57	57
YLG Holdings, Inc.	Revolver	(2) (3) (4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 475	8.41%	12/23/2030	4	4	4
Zelis Payments Buyer, Inc.	Term Loan, 5th Amendment	(2) (4) (20)	Health Care Technology	SOFR + 325	6.89%	11/26/2031	4,870	4,851	4,748
First Lien Debt Total								$4,417,035	$4,378,407

Second Lien Debt (1.0% of Net Assets)
AQA Acquisition Holding, Inc.	Term Loan, Incremental	(2) (3) (4) (5) (14)	Software	SOFR + 625	9.91%	3/2/2029	$18,856	$18,773	$15,075
Associations Finance, Inc.	Term Loan, Tranche A	(5) (8)	Construction & Engineering	14.25% PIK	14.25%	5/3/2030	14,749	14,706	14,749
Associations Finance, Inc.	Term Loan, Tranche B	(5) (8)	Construction & Engineering	14.25% PIK	14.25%	5/3/2030	5,632	5,616	5,646
Denali Midco 2, LLC	Term Loan, 3rd Amendment	(5) (8)	Consumer Services	13.00% PIK	13.00%	12/22/2029	4,601	4,553	4,540
PAI Holdco, Inc.	Term Loan	(2) (3) (4) (5) (8) (14)	Automotives	SOFR + 550, 2.00% PIK	11.17%	10/28/2028	3,787	3,749	3,598
TruGreen Limited Partnership	Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 850	12.43%	11/2/2028	2,000	1,984	1,770
Second Lien Debt Total								$49,381	$45,378
Corporate Loans Total								$4,466,416	$4,423,785

Investments—Corporate Bonds (5.7% of Net Assets)	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Cost	Fair Value
Secured (4.3% of Net Assets)
Apex Structured Holdings Ltd.	(2) (3) (5) (8) (21)	Financial Services	13.00% PIK	13.00%	7/19/2054	€2,115	$2,458	$2,374
Apex Structured Holdings Ltd.	(5) (8) (21)	Financial Services	13.00% PIK	13.00%	7/19/2054	$21,485	21,144	21,109
Apex Structured Holdings Ltd.	(2) (3) (5) (8) (21)	Financial Services	13.00% PIK	13.00%	7/19/2054	10,789	10,590	10,600

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Corporate Bonds (5.7% of Net Assets)	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Cost	Fair Value
Apex Structured Holdings Ltd.	(2) (3) (5) (8) (21)	Financial Services	13.00% PIK	13.00%	7/19/2054	€952	1,106	1,068
Apex Structured Holdings Ltd.	(2) (3) (5) (8) (21)	Financial Services	13.00% PIK	13.00%	7/19/2054	€7,434	8,582	8,345
Athena S.p.A.	(5) (21)	Entertainment	8.00%	8.00%	4/12/2027	€7,352	7,731	8,401
Birsa S.p.A.	(4) (5) (21)	Health Care Providers & Services	EURIBOR + 550	7.63%	6/30/2031	€12,689	13,373	14,245
Birsa S.p.A.	(4) (5) (21)	Health Care Providers & Services	EURIBOR + 550	7.91%	6/30/2031	€7,931	8,351	8,903
Bitnova Bidco S.p.A.	(4) (5) (6) (21)	IT Services	EURIBOR + 550	7.72%	2/19/2033	€16,303	18,720	18,212
Cartiere Villa Lagarina S.p.A.	(4) (5) (8) (15) (21)	Containers, Packaging & Glass	EURIBOR + 600, 5.50% PIK	13.55%	3/31/2030	€2,813	3,363	2,250
Cartitalia S.p.A.	(4) (5) (8) (15) (21)	Containers, Packaging & Glass	EURIBOR + 600, 5.50% PIK	13.55%	3/31/2030	€2,278	2,691	1,822
Cloud Software Group, Inc.	(7)	Software	9.00%	9.00%	9/30/2029	11,329	9,880	11,007
Cornerstone Building Brands, Inc.	(2) (3) (7)	Building Products	9.50%	9.50%	8/15/2029	4,000	4,000	2,477
EVODC Evocative, LLC	(5) (6)	IT Services	8.75%	8.75%	12/12/2030	9,524	9,393	9,310
Fideicomiso Fiduoccidente - Acciones TCBuen	(5) (21)	Real Estate Management & Development	9.62%	9.62%	12/30/2029	10,890	10,831	10,890
GPC CAR Issuer, LLC	(5)	Independent Power & Renewable Electricity Producers	9.75%	9.75%	12/31/2031	2,373	2,349	2,344
GREC II CWF LLC	(2) (3) (5)	Independent Power & Renewable Electricity Producers	8.25%	8.25%	7/24/2028	8,820	8,769	8,776
Holding Argon	(4) (5) (21)	Business Services	SOFR + 600	9.68%	4/16/2032	1,112	1,112	1,090
Holding Argon	(4) (5) (6) (21)	Business Services	EURIBOR + 600	8.24%	4/16/2032	€3,513	3,968	3,747
Holding Argon	(4) (5) (21)	Business Services	EURIBOR + 600	8.24%	4/16/2032	€5,054	5,607	5,616
Holding Argon	(4) (5) (21)	Business Services	EURIBOR + 600	8.24%	4/16/2032	€27,799	30,840	30,889
ION Platform Finance US Inc.	(2) (3) (7)	Financial Services	7.88%	7.88%	9/30/2032	7,500	7,455	5,439
Tolentino S.p.A.	(4) (5) (8) (15) (21)	Containers, Packaging & Glass	EURIBOR + 600, 5.50% PIK	13.55%	3/31/2030	€1,055	1,261	844
Zayo Group Holdings, Inc.	(2) (3) (7)	Telecommunications	9.25%	9.25%	3/9/2030	1,915	1,858	1,916
Secured Total							$195,432	$191,674

Unsecured (1.4% of Net Assets)
Aretec Group, Inc.	(2) (3) (7)	Capital Markets	7.50%	7.50%	4/1/2029	$9,140	$9,194	$9,099
Covanta Holding Corp.	(2) (3) (7)	Environmental Industries	4.88%	4.88%	12/1/2029	3,000	2,771	2,868
Monroe Capital Income Plus Corporation	(5)	Diversified Investment Vehicles	9.42%	9.42%	12/13/2028	15,700	15,700	16,132
Monroe Capital Income Plus Corporation	(5)	Diversified Investment Vehicles	9.42%	9.42%	11/15/2028	16,800	16,800	17,220
OnePoint SAS	(4) (5) (8) (21)	IT Services	EURIBOR + 9.00% PIK	11.13%	11/3/2031	€11,249	12,153	13,335
OnePoint SAS	(4) (5) (8) (21)	IT Services	EURIBOR + 9.00% PIK	11.13%	11/3/2031	€4,145	4,482	4,913
Unsecured Total							$61,100	$63,567
Corporate Bonds Total							$256,532	$255,241

Investments—Collateralized Loan Obligations (19.1% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
AB BSL CLO 5 Ltd.	Series 2024-5A, Class E	(4) (5) (7)	SOFR + 610	9.78%	1/20/2038	$1,250	$1,250	$1,232
ABPCI Direct Lending Fund CLO I LLC	Series 2024-17A, Class D	(4) (5) (7)	SOFR + 470	8.36%	8/1/2036	3,300	3,300	3,274

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Collateralized Loan Obligations (19.1% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Abry Liquid Credit CLO 2025-1 Ltd.	Series 2025-1A, Class E	(4) (5) (7)	SOFR + 600	9.68%	10/20/2038	3,000	3,000	3,023
Abry Liquid Credit CLO 2025-1A C Ltd.	Series 2025-1A, Class C	(4) (5) (7)	SOFR + 210	5.78%	10/20/2038	2,500	2,503	2,506
Abry Liquid Credit CLO 2025-2 Ltd.	Series 2025-2A, Class E	(4) (5) (7)	SOFR + 585	9.53%	1/15/2039	6,000	6,000	6,041
AGL CLO 19 Ltd.	Series 2022-19A, Class ER	(4) (5) (7)	SOFR + 550	9.17%	7/21/2038	6,050	6,050	5,498
AGL CLO 20 Ltd.	Series 2022-20A, Class ER	(4) (5) (7)	SOFR + 640	10.08%	10/20/2037	2,700	2,700	2,429
AGL CLO 43 Ltd.	Series 2025-43A, Class E	(4) (5) (7)	SOFR + 485	8.52%	9/10/2038	2,000	1,995	1,953
AGL CLO 9 Ltd.	Series 2020-9A, Class ER	(4) (5) (7)	SOFR + 650	10.18%	4/20/2037	5,600	5,600	4,903
Aimco CLO 20 Ltd.	Series 2023-20A, Class ER	(4) (5) (7)	SOFR + 460	8.28%	10/16/2038	5,000	5,000	4,977
Aimco CLO Series 2018-A Ltd.	Series 2018-AA, Class ER	(4) (5) (7)	SOFR + 525	8.93%	10/17/2037	1,330	1,330	1,330
Allegro CLO XV Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 550	9.18%	4/20/2038	2,500	2,500	2,390
Allegro CLO XVII Ltd.	Series 2025-2A, Class SUB	(4) (5) (7) (12)			7/25/2038	1,875	1,426	1,082
Anchorage Capital CLO Ltd.	Series 2026-37A, Class E	(4) (5) (7)	SOFR + 590	9.61%	4/20/2039	5,000	5,000	5,034
Apidos CLO XLVI Ltd.	Series 2023-46A, Class ER	(4) (5) (7)	SOFR + 485	8.52%	10/24/2038	5,000	5,000	4,993
Apidos CLO XVIII-R Ltd.	Series 2018-18A, Class ER2	(4) (5) (7)	SOFR + 550	9.16%	1/22/2038	5,450	5,450	5,358
Apidos CLO, Ltd.	Series 2020-33A, Class ER2	(4) (5) (7)	SOFR + 732	10.99%	4/24/2038	9,400	9,053	9,462
Apidos CLO, Ltd.	Series 2020-33A, Class FR2	(4) (5) (7)	SOFR + 855	12.22%	4/24/2038	250	231	234
Apidos CLO, Ltd.	Series 2020-33A, Class SUB	(4) (5) (7) (12)			10/24/2034	25,841	12,349	10,841
Arbour CLO IX DAC	Series 9X, Class E	(4) (5) (16) (21)	EURIBOR + 579	7.99%	4/15/2034	€2,337	2,242	2,655
Ares European CLO XVIII DAC	Series 18A, Class ER	(4) (5) (7) (21)	EURIBOR + 565	7.85%	10/15/2038	€2,750	3,196	3,146
Ares LV CLO Ltd.	Series 2020-55A, Class SUB	(4) (5) (7) (12)			10/15/2037	12,440	8,220	5,210
Ares XLIII CLO Ltd.	Series 2017-43A, Class ER2	(4) (5) (7)	SOFR + 600	9.67%	1/15/2038	6,340	6,340	6,261
Ares XLIX CLO Ltd.	Series 2018-49A, Class ER	(4) (5) (7)	SOFR + 650	10.16%	10/22/2036	1,113	1,158	1,060
Ares XXXIV CLO Ltd.	Series 2015-2A, Class ER2	(4) (5) (7)	SOFR + 550	9.18%	7/17/2038	4,070	4,070	3,919
Arini European CLO I DAC	Series 1X, Class ER	(4) (5) (16) (21)	EURIBOR + 575	7.95%	10/15/2038	€3,000	3,538	3,454
Arini European CLO V DAC	Series 5X, Class E	(4) (5) (16) (21)	EURIBOR + 470	6.90%	1/15/2039	€1,900	2,228	2,132
Arini European CLO VI DAC	Series 6A, Class E	(4) (5) (7) (21)	EURIBOR + 575	7.95%	7/15/2039	€3,730	4,384	4,301
Arini U.S. CLO II Ltd.	Series 2A, Class E	(4) (5) (7)	SOFR + 565	9.32%	3/31/2038	8,000	8,000	8,059
Audax Senior Debt CLO 12, LLC	Series 2025-12A, Class SUB	(4) (5) (7) (12)			4/22/2037	1,330	1,186	1,127
Audax Senior Debt CLO 9, LLC	Series 2024-9A, Class D	(4) (5) (7)	SOFR + 520	8.88%	4/20/2036	5,000	5,000	4,964
Avoca CLO XXIX DAC	Series 29A, Class ER	(4) (5) (7) (21)	EURIBOR + 530	7.50%	10/15/2038	€4,270	4,995	4,898
Avoca CLO XXXIII DAC	Series 33A, Class E	(4) (5) (7) (21)	EURIBOR + 535	7.55%	10/15/2038	€6,220	7,098	7,165
Babson CLO Ltd.	Series 2020-1A, Class ER2	(4) (5) (7)	SOFR + 550	9.17%	1/15/2038	1,600	1,600	1,503
Ballyrock CLO 20 Ltd.	Series 2022-20A, Class DR3	(4) (5) (7)	SOFR + 585	9.52%	10/15/2036	4,500	4,500	4,464
Ballyrock CLO 21 Ltd.	Series 2022-21A, Class DR	(4) (5) (7)	SOFR + 600	9.68%	10/20/2037	1,000	1,000	982
Ballyrock CLO 24 Ltd.	Series 2023-24A, Class DR	(4) (5) (7)	SOFR + 600	9.67%	7/13/2038	3,350	3,350	3,355
Ballyrock CLO 26 Ltd.	Series 2024-26A, Class C2	(4) (5) (7)	SOFR + 470	8.37%	7/25/2037	8,250	8,250	8,254
Ballyrock CLO 28 Ltd.	Series 2024-28A, Class SUB	(4) (5) (7) (12)			1/20/2038	5,000	3,968	2,899
Barings CLO 2019-II Ltd.	Series 2019-2A, Class ERR	(4) (5) (7)	SOFR + 600	9.67%	1/15/2038	10,000	10,000	9,621

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Collateralized Loan Obligations (19.1% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Barings CLO 2023-II Ltd.	Series 2023-2A, Class ER	(4) (5) (7)	SOFR + 510	8.78%	10/20/2038	2,750	2,750	2,704
Barings CLO 2023-IV Ltd.	Series 2023-4A, Class ER	(4) (5) (7)	SOFR + 460	8.28%	1/20/2039	15,000	15,000	14,345
Barings CLO 2025-I Ltd.	Series 2025-1A, Class SUB	(4) (5) (7) (12)			4/20/2038	5,000	3,885	3,151
Barings CLO 2025-VIII Ltd.	Series 2025-8A, Class SUB	(4) (5) (7) (12)			1/15/2039	3,600	2,859	2,760
Barings Middle Market CLO Ltd.	Series 2023-IA, Class C	(4) (5) (7)	SOFR + 640	10.08%	1/20/2036	2,750	2,750	2,730
Benefit Street Partners CLO V-B Ltd.	Series 2018-5BA, Class ERR	(4) (5) (7)	SOFR + 550	9.16%	7/20/2039	5,710	5,710	5,736
Benefit Street Partners CLO XLVII Ltd	Series 2026-47A, Class E	(4) (5) (7)	SOFR + 440	8.07%	4/15/2039	7,500	7,500	7,438
Benefit Street Partners CLO XVIII Ltd.	Series 2019-18A, Class ER2	(4) (5) (7)	SOFR + 470	8.36%	10/15/2038	6,125	6,125	5,991
Benefit Street Partners CLO XX Ltd.	Series 2020-20A, Class ERR	(4) (5) (7)	SOFR + 490	8.57%	10/15/2038	7,560	7,560	7,434
Benefit Street Partners CLO XXI Ltd.	Series 2020-21A, Class ER2	(4) (5) (7)	SOFR + 495	8.62%	1/15/2039	2,000	2,000	1,974
Benefit Street Partners CLO XXXII Ltd.	Series 2023-32A, Class ER	(4) (5) (7)	SOFR + 470	8.37%	10/25/2038	3,800	3,800	3,707
Benefit Street Partners CLO XXXIV Ltd.	Series 2024-34A, Class E	(4) (5) (7)	SOFR + 670	10.37%	7/25/2037	4,000	4,000	4,000
Benefit Street Partners CLO XXXVIII Ltd.	Series 2024-38A, Class SUB	(4) (5) (7) (12)			1/25/2038	5,000	4,355	3,319
Birch Grove CLO 11 Ltd.	Series 2024-11A, Class E	(4) (5) (7)	SOFR + 580	9.46%	1/22/2038	6,000	6,000	6,008
Birch Grove CLO 13 Ltd.	Series 2025-13A, Class E	(4) (5) (7)	SOFR + 515	8.82%	10/23/2038	7,000	7,000	6,928
Birch Grove CLO 15 Ltd.	Series 2025-15A, Class E	(4) (5) (7)	SOFR + 520	8.91%	1/23/2039	2,000	2,000	2,005
Birch Grove CLO 9 Ltd.	Series 2024-9A, Class E	(4) (5) (7)	SOFR + 625	9.91%	10/22/2037	2,500	2,500	2,503
Birch Grove CLO Ltd.	Series 19A, Class ERR	(4) (5) (7)	SOFR + 694	10.62%	7/17/2037	7,000	6,940	7,019
BlackRock European CLO DAC	Series 5X, Class SUB	(4) (5) (12) (16) (21)			7/16/2031	€2,750	27	80
BlueMountain CLO XXIV Ltd.	Series 2019-24A, Class ER	(4) (5) (7) (13)	SOFR + 684	10.78%	4/20/2034	4,000	3,997	3,606
BlueMountain CLO XXV Ltd.	Series 2019-25A, Class ERR	(4) (5) (7)	SOFR + 742	11.09%	1/15/2038	5,725	5,622	5,238
BlueMountain CLO XXXI Ltd.	Series 2021-31A, Class E	(4) (5) (7) (13)	SOFR + 653	10.47%	4/19/2034	735	658	694
BlueMountain CLO XXXIII Ltd.	Series 2021-33A, Class SUB	(4) (5) (7) (12)			10/20/2038	5,900	3,980	1,623
Brant Point CLO 2023-2 Ltd	Series 2023-2A, Class D1R	(4) (5) (7)	SOFR + 275	6.42%	1/29/2039	2,400	2,400	2,401
Brant Point CLO 2025-9 Ltd.	Series 2025-9A, Class E	(4) (5) (7)	SOFR + 565	9.31%	1/20/2039	3,375	3,370	3,391
Bryant Park Funding 2024-25 Ltd.	Series 2024-25A, Class E	(4) (5) (7)	SOFR + 575	9.43%	1/18/2038	6,000	6,000	5,904
CBAM 2017-3 Ltd.	Series 2017-3A, Class ER	(4) (5) (7) (13)	SOFR + 711	11.05%	7/17/2034	4,000	3,973	4,000
Cedar Funding CLO Ltd.	Series 2016-6A, Class SUB	(4) (5) (7) (12)			4/20/2034	14,822	8,791	4,536
Churchill Mmslf CLO-III L.P.	Series 2023-3A, Class D2R	(4) (5) (7)	SOFR + 450	8.18%	4/20/2038	3,500	3,500	3,456
Churchill Mmslf CLO-III L.P.	Series 2023-3A, Class ER	(4) (5) (7)	SOFR + 625	9.93%	4/20/2038	5,550	5,550	5,425
CIFC European Funding CLO IV DAC	Series 4X, Class E	(4) (5) (16) (21)	EURIBOR + 597	8.21%	8/18/2035	€2,845	2,796	3,258
CIFC Funding 2015-IV, Ltd.	Series 2015-4A, Class SUB	(4) (5) (7) (12)			1/20/2039	8,744	2,983	2,184
CIFC Funding 2017-V, Ltd.	Series 2017-5A, Class ER	(4) (5) (7)	SOFR + 615	9.83%	7/17/2037	4,750	4,750	4,575
CIFC Funding 2018-III, Ltd.	Series 2018-3A, Class ER	(4) (5) (7)	SOFR + 480	8.48%	10/18/2038	2,250	2,250	2,220
CIFC Funding 2018-V, Ltd.	Series 2018-5A, Class ER	(4) (5) (7)	SOFR + 660	10.27%	7/15/2038	3,000	3,000	2,958
CIFC Funding 2019-II Ltd.	Series 2019-2A, Class ERR	(4) (5) (7)	SOFR + 485	8.53%	10/17/2038	2,850	2,850	2,779
CIFC Funding 2021-III, Ltd.	Series 2021-3A, Class ER	(4) (5) (7)	SOFR + 485	8.52%	10/15/2038	8,550	8,550	8,418
CIFC Funding 2023-I, Ltd.	Series 2023-1A, Class ER	(4) (5) (7)	SOFR + 470	8.37%	10/15/2038	4,500	4,500	4,402

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Collateralized Loan Obligations (19.1% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
CIFC Funding 2023-III Ltd.	Series 2023-3A, Class ER	(4) (5) (7)	SOFR + 460	8.26%	1/20/2039	8,750	8,750	8,509
CIFC Funding 2024-II, Ltd.	Series 2024-2A, Class E	(4) (5) (7)	SOFR + 640	10..06%	4/22/2037	5,650	5,650	5,664
Crown Point CLO Ltd.	Series 2021-10A, Class E	(4) (5) (7) (13)	SOFR + 685	10.79%	7/20/2034	3,000	2,940	2,867
Crown Point CLO Ltd.	Series 2019-8A, Class ER	(4) (5) (7) (13)	SOFR + 713	11.07%	10/20/2034	3,463	3,098	3,382
CVC Cordatus Loan Fund XXVII DAC	Series 27A, Class ER	(4) (5) (7) (21)	EURIBOR + 610	8.30%	4/15/2038	€2,125	2,373	2,443
Danby Park CLO Ltd.	Series 2022-1A, Class M1	(4) (5) (7) (12)			10/21/2035	7,191	—	106
Danby Park CLO Ltd.	Series 2022-1A, Class M2	(4) (5) (7) (12)			10/21/2035	7,191	—	246
Danby Park CLO Ltd.	Series 2022-1A, Class SUB	(4) (5) (7) (12)			10/21/2035	7,191	3,956	2,025
Diameter Capital CLO 12 Ltd.	Series 2025-12A, Class E	(4) (5) (7)	SOFR + 475	8.43%	10/20/2038	8,000	8,000	7,846
Eldridge MMPC CLO Ltd.	Series 2026-1A, Class ER	(4) (5) (7)	SOFR + 675	10.37%	1/15/2037	1,900	1,900	1,898
Elmwood CLO 17 Ltd.	Series 2022-4A, Class SUB	(4) (5) (7) (12)			7/17/2037	17,500	10,671	8,895
Elmwood CLO 17 Ltd.	Series 2022-4AR, Class FR2	(4) (5) (7)	SOFR + 691	10.58%	7/17/2039	2,930	2,696	2,659
Elmwood CLO 21 Ltd.	Series 2022-8A, Class ER2	(4) (5) (7)	SOFR + 535	9.02%	10/15/2038	2,550	2,550	2,552
Elmwood CLO 22 Ltd.	Series 2023-1A, Class ER	(4) (5) (7)	SOFR + 480	8.48%	4/17/2038	5,000	5,000	4,881
Elmwood CLO II Ltd.	Series 2019-2A, Class ERR	(4) (5) (7)	SOFR + 575	9.43%	10/20/2037	6,500	6,500	6,465
Elmwood CLO IX Ltd.	Series 2021-2A, Class ER	(4) (5) (7)	SOFR + 465	8.33%	4/20/2038	1,650	1,644	1,610
Empower CLO 2023-2 Ltd.	Series 2023-2A, Class ER	(4) (5) (7)	SOFR + 560	9.27%	10/15/2038	2,000	2,000	1,908
Generate CLO 18 Ltd.	Series 2024-18A, Class E	(4) (5) (7)	SOFR + 600	9.68%	1/20/2038	3,060	3,060	3,010
Generate CLO 5 Ltd.	Series 5A, Class D2R	(4) (5) (7)	SOFR + 510	8.76%	7/22/2037	6,750	6,750	6,751
Generate CLO 7 Ltd.	Series 7A, Class ER	(4) (5) (7)	SOFR + 694	10.60%	4/22/2037	6,540	6,490	6,021
Generate CLO 8 Ltd.	Series 8A, Class ER2	(4) (5) (7)	SOFR + 635	10.03%	1/20/2038	2,820	2,820	2,716
GoldenTree Loan Management CLO Ltd.	Series 2024-19A, Class ER	(4) (5) (7)	SOFR + 425	7.93%	7/20/2039	6,500	6,500	6,425
GoldenTree Loan Management CLO Ltd.	Series 2025-27A, Class E	(4) (5) (7)	SOFR + 475	8.43%	1/20/2039	2,000	2,000	2,007
Golub Capital Partners CLO Ltd.	Series 2025-84A, Class E	(4) (5) (7)	SOFR + 490	8.61%	1/20/2039	2,000	2,000	1,947
Golub Capital Partners CLO Ltd.	Series 2019-43A, Class ER	(4) (5) (7)	SOFR + 575	9.43%	10/20/2037	6,750	6,750	6,338
Golub Capital Partners CLO Ltd.	Series 2021-53A, Class ER	(4) (5) (7)	SOFR + 470	8.38%	7/20/2034	4,000	4,000	3,699
Harvest CLO XXIX DAC	Series 29X, Class ER	(4) (5) (16) (21)	EURIBOR + 627	8.47%	7/15/2037	€5,000	5,318	5,634
Henley CLO XIII DAC	Series 13A, Class E	(4) (5) (7) (21)	EURIBOR + 570	7.90%	10/15/2038	€3,880	4,560	4,493
HPS Private Credit CLO 2023-1 LLC	Series 2023-1A, Class ER	(4) (5) (7)	SOFR + 700	10.67%	10/15/2037	2,500	2,526	2,405
Invesco U.S. CLO 2024-1 Ltd.	Series 2024-1RA, Class D2R	(4) (5) (7)	SOFR + 550	9.17%	4/15/2037	10,000	10,000	10,067
Ivy Hill Middle Market Credit Fund XX Ltd.	Series 20A, Class ER	(4) (5) (7)	SOFR + 750	11.18%	7/19/2037	2,500	2,601	2,472
KKR CLO 36 Ltd.	Series 36A, Class SUB	(4) (5) (7) (12)			10/15/2034	8,600	4,899	947
KKR CLO 46 Ltd.	Series 2023-46A, Class ER	(4) (5) (7)	SOFR + 700	10.68%	10/20/2037	2,080	2,080	1,965
KKR CLO 54 Ltd.	Series 2024-54A, Class E	(4) (5) (7)	SOFR + 580	9.47%	1/15/2038	6,100	6,100	6,039
KKR CLO 58 Ltd.	Series 2025-58A, Class E	(4) (5) (7)	SOFR + 530	8.97%	10/15/2038	2,000	2,005	2,004
Madison Park Funding LIV Ltd.	Series 2022-54A, Class ER	(4) (5) (7)	SOFR + 650	10.17%	10/21/2037	750	750	672
Madison Park Funding LV Ltd.	Series 2022-55A, Class ER	(4) (5) (7)	SOFR + 600	9.68%	7/18/2037	5,500	5,500	4,782
Madison Park Funding LVIII Ltd.	Series 2024-58A, Class E	(4) (5) (7)	SOFR + 665	10.32%	4/25/2037	6,000	6,000	5,607

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Collateralized Loan Obligations (19.1% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Madison Park Funding XLVII Ltd.	Series 2020-47A, Class DR	(4) (5) (7)	SOFR + 390	7.58%	4/19/2037	5,000	5,000	4,925
Madison Park Funding XLVII Ltd.	Series 2020-47A, Class ER	(4) (5) (7)	SOFR + 665	10.33%	4/19/2037	5,000	5,000	4,405
Madison Park Funding XXXII Ltd.	Series 2018-32A, Class ER2	(4) (5) (7)	SOFR + 640	10.06%	7/22/2037	1,800	1,800	1,596
Marble Point CLO XX Ltd.	Series 2021-1A, Class E	(4) (5) (7) (13)	SOFR + 711	11.04%	4/23/2034	2,500	2,484	2,330
Marble Point CLO XXI Ltd.	Series 2021-3A, Class E	(4) (5) (7) (13)	SOFR + 720	11.14%	10/17/2034	4,000	3,945	3,562
MidOcean Credit CLO XIV Ltd.	Series 2024-14A, Class SUB	(4) (5) (7) (12)			4/15/2037	3,375	2,110	1,505
Mountain Point CLO 1 Ltd.	Series 2026-1A, Class E	(4) (5) (7)	SOFR + 600	9.72%	4/20/2039	5,000	5,000	5,037
Neuberger Berman Loan Advisers CLO 36R Ltd.	Series 2020-36RA, Class E	(4) (5) (7)	SOFR + 490	8.58%	7/20/2039	4,270	4,270	4,168
Neuberger Berman Loan Advisers CLO 63 Ltd.	Series 2026-63A, Class E	(4) (5) (7)	SOFR + 440	8.12%	4/16/2039	6,000	6,000	5,961
Oaktree CLO 2019-2 Ltd.	Series 2019-2A, Class DR	(4) (5) (7)	SOFR + 719	10.86%	10/15/2037	4,550	4,510	4,349
Oaktree CLO 2021-1 Ltd.	Series 2021-1A, Class ER	(4) (5) (7)	SOFR + 610	9.77%	1/15/2038	5,750	5,750	5,580
Oaktree CLO 2025-31 Ltd.	Series 2025-31A, Class E	(4) (5) (7)	SOFR + 535	9.02%	7/15/2038	12,000	12,000	12,008
OCP CLO 2016-12, Ltd.	Series 2016-12A, Class E1R3	(4) (5) (7)	SOFR + 600	9.68%	10/18/2037	2,750	2,750	2,751
OCP CLO 2020-8R Ltd.	Series 2020-8RA, Class ER2	(4) (5) (7)	SOFR + 470	8.38%	10/17/2038	2,500	2,500	2,442
OCP CLO 2024-31 Ltd.	Series 2024-31A, Class ER	(4) (5) (7)	SOFR + 495	8.63%	4/20/2039	6,250	6,235	6,179
OCP Euro CLO 2017-1 DAC	Series 2017-1X, Class ERR	(4) (5) (16) (21)	EURIBOR + 525	7.39%	7/15/2038	€9,000	10,480	10,321
OCP Euro CLO 2020-4 DAC	Series 2020-4A, Class ERR	(4) (5) (7) (21)	EURIBOR + 560	7.84%	10/20/2039	€3,500	4,068	3,971
OCP Euro CLO 2025-14 DAC	Series 2025-14A, Class E	(4) (5) (7) (21)	EURIBOR + 535	7.52%	10/26/2038	€2,500	2,914	2,880
Octagon 58 Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 625	9.92%	4/15/2038	9,500	9,500	9,513
Octagon 62 Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 640	10.07%	1/23/2038	2,000	2,000	1,851
Octagon 70 Alto Ltd.	Series 2023-1A, Class E	(4) (5) (7)	SOFR + 666	10.34%	10/20/2036	1,575	1,510	1,448
Octagon Investment Partners 40 Ltd.	Series 2019-1A, Class SUB	(4) (5) (7) (12)			1/20/2035	22,500	10,868	1,222
OHA Credit Funding 16-R Ltd.	Series 2023-16RA, Class E	(4) (5) (7)	SOFR + 460	8.28%	10/20/2038	2,500	2,500	2,405
OHA Loan Funding 2015-1 Ltd.	Series 2015-1A, Class ER4	(4) (5) (7)	SOFR + 480	8.48%	10/19/2038	3,500	3,500	3,383
Palmer Square CLO 2018-1 Ltd.	Series 2018-1A, Class DR	(4) (5) (7)	SOFR + 694	10.62%	4/18/2037	3,300	3,315	3,036
Palmer Square CLO 2018-2 Ltd.	Series 2018-2A, Class DR	(4) (5) (7)	SOFR + 700	10.68%	4/16/2037	8,170	8,172	7,367
Palmer Square CLO 2021-3A Ltd.	Series 2021-3A, Class ER	(4) (5) (7)	SOFR + 545	9.12%	10/15/2038	4,545	4,592	4,439
Palmer Square CLO 2021-4A Ltd.	Series 2021-4A, Class ER	(4) (5) (7)	SOFR + 575	9.42%	7/15/2038	3,500	3,524	3,452
Palmer Square CLO 2022-1A Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 520	8.88%	10/20/2038	2,000	2,000	1,941
Palmer Square CLO 2022-4 Ltd.	Series 2022-4A, Class ER	(4) (5) (7)	SOFR + 550	9.18%	10/20/2037	2,667	2,667	2,621
Palmer Square CLO 2024-2 Ltd.	Series 2024-2A, Class SUB	(4) (5) (7) (12)			7/20/2037	6,600	5,352	3,424
Palmer Square CLO 2026-1 Ltd.	Series 2026-1A, Class E	(4) (5) (7)	SOFR + 440	8.07%	4/20/2039	4,200	4,200	4,163
Palmer Square European CLO 2022-2 DAC	Series 2022-2A, Class ERR	(4) (5) (7) (21)	EURIBOR + 575	7.95%	1/15/2038	€5,880	6,834	6,791
Palmer Square European CLO 2023-1 DAC	Series 2023-1A, Class ER	(4) (5) (7) (21)	EURIBOR + 570	7.90%	1/15/2038	€8,000	8,452	9,215
Palmer Square European CLO 2023-2 DAC	Series 2023-2A, Class ER	(4) (5) (7) (21)	EURIBOR + 540	7.60%	10/15/2038	€4,100	4,752	4,737
PennantPark CLO II Ltd.	Series 2020-2A, Class DR	(4) (5) (7)	SOFR + 495	8.62%	4/15/2036	5,000	5,000	4,961
Penta CLO 15 DAC	Series 2023-15A, Class ER	(4) (5) (7) (21)	EURIBOR + 570	7.90%	10/15/2038	€10,000	11,652	11,546
Providus CLO XIII DAC	Series 13X, Class E	(4) (5) (16) (21)	EURIBOR + 500	7.23%	11/19/2039	€8,000	9,365	9,171

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Collateralized Loan Obligations (19.1% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
RAD CLO 17 Ltd.	Series 2022-17A, Class ER	(4) (5) (7)	SOFR + 625	9.93%	1/20/2038	4,000	4,000	3,770
Reese Park CLO, Ltd.	Series 2020-1A, Class ERR	(4) (5) (7)	SOFR + 600	9.67%	1/15/2038	3,560	3,560	3,114
Regatta 30 Funding Ltd.	Series 2024-4A, Class E	(4) (5) (7)	SOFR + 540	9.07%	1/25/2038	2,560	2,560	2,523
Regatta 35 Funding Ltd.	Series 2025-5A, Class E	(4) (5) (7)	SOFR + 525	8.92%	10/15/2038	4,570	4,570	4,481
Regatta VIII Funding Ltd.	Series 2017-1A, Class ER	(4) (5) (7)	SOFR + 700	10.68%	4/17/2037	5,560	5,560	5,215
Regatta XIX Funding Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 525	8.93%	10/20/2038	2,125	2,125	2,068
Regatta XXIII Funding Ltd.	Series 2021-4A, Class ER	(4) (5) (7)	SOFR + 570	9.37%	10/15/2038	4,000	4,000	3,947
Regatta XXV Funding Ltd.	Series 2023-1A, Class ER	(4) (5) (7)	SOFR + 575	9.42%	7/15/2038	6,250	6,250	6,097
Riverbank Park CLO Ltd.	Series 2024-1A, Class SUB	(4) (5) (7) (12)			1/25/2038	19,550	14,522	10,486
RR Ltd.	Series 2022-24A, Class DR2	(4) (5) (7)	SOFR + 550	9.17%	1/15/2037	4,760	4,760	4,671
RRE 17 Loan Management DAC	Series 17A, Class DR	(4) (5) (7) (21)	EURIBOR + 520	7.40%	1/15/2041	€3,000	3,481	3,439
RRE 6 Loan Management DAC	Series 6A, Class DR	(4) (5) (7) (21)	EURIBOR + 515	7.35%	10/15/2038	€1,200	1,402	1,378
Silver Point CLO 1 Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 525	8.93%	1/20/2038	1,363	1,379	1,223
Silver Point CLO 11 Ltd.	Series 2025-11A, Class E	(4) (5) (7)	SOFR + 565	9.32%	7/15/2038	8,500	8,500	8,298
Silver Point CLO 13 Ltd.	Series 2025-13A, Class E	(4) (5) (7)	SOFR + 525	8.92%	10/15/2038	2,000	2,000	1,928
Silver Point CLO 14 Ltd.	Series 2025-14A, Class E	(4) (5) (7)	SOFR + 535	9.03%	1/15/2039	2,000	2,000	1,923
Silver Point CLO 7 Ltd.	Series 2024-7A, Class E	(4) (5) (7)	SOFR + 575	9.42%	1/15/2038	3,600	3,600	3,402
Sixth Street CLO IX Ltd.	Series 2017-9A, Class ER	(4) (5) (7)	SOFR + 625	9.92%	7/31/2037	6,250	6,250	6,088
Sixth Street CLO XII Ltd.	Series 2018-12A, Class ER2	(4) (5) (7)	SOFR + 505	8.73%	1/17/2039	988	988	959
Sixth Street CLO XIV Ltd.	Series 2019-14A, Class ER2	(4) (5) (7)	SOFR + 465	8.32%	1/20/2038	6,600	6,606	6,321
Sixth Street CLO XV Ltd.	Series 2020-15A, Class ER	(4) (5) (7)	SOFR + 605	9.72%	10/24/2037	5,000	5,000	4,845
Sixth Street CLO XVII Ltd.	Series 2021-17A, Class ER	(4) (5) (7)	SOFR + 475	8.43%	4/17/2038	3,000	2,992	2,857
Sixth Street CLO XXV Ltd.	Series 2024-25A, Class SUB	(4) (5) (7) (12)			7/24/2037	15,000	11,478	6,856
Sound Point CLO 29, Ltd.	Series 2021-1A, Class E	(4) (5) (7) (13)	SOFR + 685	10.78%	4/25/2034	4,000	3,947	2,986
Sound Point CLO 35 Ltd.	Series 2022-35A, Class ER	(4) (5) (7)	SOFR + 580	9.47%	4/26/2038	1,670	1,670	1,617
Symphony CLO XXXIII Ltd.	Series 2022-33A, Class E1R	(4) (5) (7)	SOFR + 535	9.02%	1/24/2038	5,000	5,000	4,812
TICP CLO XI Ltd.	Series 2018-11A, Class ER	(4) (5) (7)	SOFR + 670	10.37%	4/25/2037	4,700	4,700	4,651
Trimaran CAVU 2022-1 Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 692	10.58%	10/22/2037	6,250	6,222	6,242
Trimaran CAVU 2025-2 Ltd.	Series 2023-2A, Class ER	(4) (5) (7)	SOFR + 540	9.08%	1/20/2039	5,000	5,000	5,003
Trimaran CAVU 2025-3 Ltd.	Series 2025-3A, Class E	(4) (5) (7)	SOFR + 575	9.32%	1/22/2039	6,000	6,000	6,027
Trinitas Euro CLO V DAC	Series 5A, Class ER	(4) (5) (7) (21)	EURIBOR + 580	7.97%	7/25/2039	€2,500	2,944	2,882
Trinitas Euro CLO VI DAC	Series 6A, Class ER	(4) (5) (7) (21)	EURIBOR + 595	8.15%	1/15/2039	€10,000	11,607	11,500
Trinitas Euro CLO X DAC	Series 10A, Class E	(4) (5) (7) (21)	EURIBOR + 505	7.33%	11/15/2038	€8,500	10,081	9,790
Twin Brook CLO 2024-1 LLC	Series 2024-1A, Class D	(4) (5) (7)	SOFR + 495	8.63%	7/20/2036	6,500	6,500	6,449
Venture 45 CLO, Ltd.	Series 2022-45A, Class E	(4) (5) (7)	SOFR + 770	11.38%	7/20/2035	10,000	9,814	3,442
Voya CLO 2020-3, Ltd.	Series 2020-3A, Class SUB	(4) (5) (7) (12)			1/20/2038	7,900	4,803	3,769
Voya CLO 2021-2, Ltd.	Series 2021-2A, Class ER	(4) (5) (7)	SOFR + 485	8.53%	4/20/2038	1,000	1,000	981
Voya CLO 2022-4, Ltd.	Series 2024-4A, Class ER	(4) (5) (7)	SOFR + 670	10.38%	4/20/2037	3,105	3,105	3,107

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Collateralized Loan Obligations (19.1% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Voya CLO 2024-2, Ltd.	Series 2024-2A, Class SUB	(4) (5) (7) (12)			7/20/2037	10,650	8,467	6,448
Voya CLO 2025-5 Ltd.	Series 2025-5A, Class E	(4) (5) (7)	SOFR + 480	8.47%	1/15/2039	5,000	5,000	4,925
Voya Euro CLO IX DAC	Series 9A, Class E	(4) (5) (7) (21)	EURIBOR + 560	7.80%	10/15/2038	€2,250	2,642	2,592
Voya Euro CLO V DAC	Series 5X, Class E	(4) (5) (16) (21)	EURIBOR + 581	8.01%	4/15/2035	€1,416	1,389	1,604
Wellman Park CLO Ltd.	Series 2021-1A, Class ER	(4) (5) (7)	SOFR + 630	9.97%	7/15/2037	6,000	6,000	5,176
Woodmont 2025-13, L.P.	Series 2025-13A, Class E	(4) (5) (7)	SOFR + 660	10.27%	1/15/2038	6,750	6,750	6,667
Collateralized Loan Obligations Total							$923,573	$854,061

Investments—Asset-Backed Securities (6.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Absolute Issuer Co. LLC	Class A	(4) (5)	Diversified Investment Vehicles	SOFR + 225	6.03%	12/20/2033	$9,000	$9,000	$8,999
Absolute Issuer Co. LLC	Class B	(4) (5)	Diversified Investment Vehicles	SOFR + 275	6.53%	12/20/2033	19,500	19,500	19,438
Absolute Issuer Co. LLC	Class C	(4) (5)	Diversified Investment Vehicles	SOFR + 450	8.28%	12/20/2033	8,100	8,100	8,050
Absolute Issuer Co. LLC	Class D	(4) (5) (19)	Diversified Investment Vehicles			12/20/2033	23,400	23,035	23,460
Adams Outdoor Advertising LP	Series 2023-1, Class C	(5) (7)	Media	11.71%	11.71%	7/15/2053	10,000	10,000	10,229
Affirm Asset Securitization Trust 2024-X1	Series 2024-X1, Class CERT	(4) (5) (7) (19)	Consumer Finance			5/15/2029	109	—	386
CABF Glamor 2025-1 Trust	Series 2025-1	(4) (5) (19)	Consumer Finance				13,595	9,776	9,552
Craft Ltd.	Series 2023-IA, Class CLN	(4) (5) (7) (21)	Diversified Investment Vehicles	SOFR + 1175	15.38%	11/28/2032	1,510	1,510	1,547
CSS HIL 2024-1 Trust	Class A	(5)	Consumer Finance	7.00%	7.00%	4/20/2050	11,748	11,685	11,898
CSS HIL 2024-1 Trust	Class B	(5)	Consumer Finance	7.75%	7.75%	4/20/2050	2,804	2,738	2,849
CSS HIL 2024-1 Trust	Class C	(5)	Consumer Finance	7.75%	7.75%	4/20/2050	5,318	4,869	5,070
CSS HIL 2024-1 Trust	Class D	(5)	Consumer Finance	7.75%	7.75%	4/20/2050	1,741	1,331	1,256
CSS HIL 2024-1 Trust	Class E	(4) (5) (19)	Consumer Finance			4/20/2050	2,759	3,022	367
CSS PL 2023-1 Trust	Series 2023-1, Class SUBI 2	(4) (5) (10) (19)	Consumer Finance				15,238	3,923	2,959
CSS PL 2023-1 Trust	Series 2023-1, Class SUBI 1	(4) (5) (10) (19)	Consumer Finance				9,531	2,005	1,369
DWDK IV LLC	Class B	(5) (6)	Financial Services	15.00%	15.00%	2/19/2033	59	59	59
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC	Class A1	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 300	6.66%	4/10/2038	5,924	5,924	5,972
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC	Class B1	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 500	8.66%	4/10/2038	1,975	1,975	2,015
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC	Class D	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 864	12.30%	4/10/2038	7,899	7,715	7,990
L Catterton Direct Lending Fund Rated Feeder LP	Class A	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 325	6.92%	1/15/2028	8,748	8,748	8,815
L Catterton Direct Lending Fund Rated Feeder LP	Class B	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 500	8.67%	1/15/2028	4,790	4,790	4,725
L Catterton Direct Lending Fund Rated Feeder LP	Class C	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 800	11.67%	1/15/2028	2,708	2,708	2,639
Mercury Financial Credit Card Master Trust	Series 2025-1A, Class D	(5) (7)	Consumer Finance	11.70%	11.70%	12/22/2031	17,600	17,598	17,529
Mercury Financial Credit Card Master Trust	Series 2026-A, Class B	(4) (5) (7)	Consumer Finance	SOFR + 650	10.12%	12/22/2031	19,808	19,719	19,808

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Asset-Backed Securities (6.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Monroe Capital CFO I Ltd.	Class A	(4) (5)	Diversified Investment Vehicles	SOFR + 425	8.45%	5/15/2039	48,020	48,020	48,260
Parabellum Partners IV Leveraged Return, LP	Class C	(4) (5) (6) (19)	Financial Services				106	106	106
SMB Private Education Loan Trust 2024-A	Series 2024-A, Class R	(4) (5) (7) (19)	Consumer Finance			3/15/2056	52	53,448	16,151
SoFi Consumer Loan Program 2025-1 Trust	Series 2025-1, Class R1	(4) (5) (7) (19)	Consumer Finance			2/27/2034	124	9,056	7,761
Thoma Bravo Credit Asset Funding ABS, LLC	Series 2023-1A, Class BR	(5) (7)	Software	7.06%	7.06%	11/22/2033	3,582	3,582	3,563
Thoma Bravo Credit Asset Funding ABS, LLC	Series 2023-1A, Class CR	(5) (7)	Software	8.41%	8.41%	11/22/2033	3,600	3,599	3,570
Thoma Bravo Credit Asset Funding ABS, LLC	Series 2023-1A, Class DR	(5) (7)	Software	10.51%	10.51%	11/22/2033	2,516	2,516	2,351
VCP RRL ABS III LLC	Series 2024-1A, Class B	(4) (5) (7)	Financial Services	SOFR + 320	6.87%	4/20/2034	3,229	3,229	3,230
VCP RRL ABS III LLC	Series 2024-1A, Class C	(4) (5) (7)	Financial Services	SOFR + 550	9.17%	4/20/2034	7,271	7,271	7,254
VCP RRL ABS III LLC	Series 2024-1A, Class D	(4) (5) (7)	Financial Services	SOFR + 700	10.67%	4/20/2034	4,020	4,020	3,978
Asset-Backed Securities Total								$314,577	$273,205

Investments—Preferred Stock (7.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Acquisition Date	Units / Shares	Cost	Fair Value
48Forty TopCo LLC		(5) (9) (10)	Transportation			1/14/2026	1	$6,447	$5,581
Ampersand Partners AIV Investors, LLC	Series A	(5) (9) (10)	Financial Services			7/9/2025	43	895	911
Arrowhead GS Holdings, Inc.	Series A	(4) (5) (8) (10) (14) (15)	Trading Companies & Distributors	SOFR + 10.75% PIK	14.39%	10/19/2022	10	9,458	3,370
Blackbird Purchaser, Inc.		(5) (8) (10)	Capital Equipment	12.50% PIK	12.50%	12/14/2021	23	22,269	22,346
Buckeye Group Holdings, L.P.	Series A	(5) (9) (10)	Automotives			12/31/2024	5,123	1,523	—
Daintree TopCo Pty. Ltd.		(5) (8) (10) (21)	Business Services	14.00% PIK	14.00%	4/28/2026	43	30,402	29,404
HIG Intermediate, Inc.	Series A	(5) (10)	Insurance	10.50%	10.50%	12/10/2024	34	34,718	34,899
Integrity Marketing Acquisition, LLC		(5) (8) (10)	Financial Services	10.50% PIK	10.50%	12/21/2021	11,988	11,838	11,817
KKR Orbit Co-Invest L.P.		(5) (10) (21)	Entertainment	9.90%	9.90%	6/5/2026	3,563	4,168	4,132
Material Holdings, LLC	Series A	(5) (9) (10)	Professional Services			3/6/2026	0	—	—
Material Holdings, LLC	Series B	(5) (9) (10)	Professional Services			3/6/2026	0	—	—
Navacord Intermediate Holdings Inc.	Series A	(5) (6) (8) (10) (21)	Financial Services	11.00% PIK	11.00%	2/2/2026	16	11,837	11,412
NearU Holdings LLC	Series C	(5) (8) (10) (15)	Consumer Services	20.00% PIK	20.00%	8/9/2024	1	74	—
OnePoint SAS	Series A	(2) (3) (4) (5) (8) (10) (21)	IT Services	EURIBOR + 9.00% PIK	11.13%	12/23/2025	2	16,935	17,220
PCF Holdco, LLC	Series A	(5) (8) (10) (14)	Insurance	14.00% PIK	14.00%	2/16/2023	16	14,687	15,858
Project Carbo S.a.r.l.		(5) (8) (10) (21)	IT Services	14.30% PIK	14.30%	1/27/2025	53,638	70,700	76,095
Project Roller S.a.r.l.		(5) (8) (10) (21)	Health Care Providers & Services	13.04% PIK	13.04%	3/24/2025	34,208	42,482	44,212
Project Tiger S.a.r.l.		(5) (8) (10) (21)	Professional Services	12.50% PIK	12.50%	3/18/2025	7,752	9,812	9,943
Zippy Shell Incorporated	Series A4	(5) (6) (8) (10)	Commercial Services & Supplies	13.00% PIK	13.00%	5/3/2024	432	30,996	30,941
Preferred Stock Total								$319,241	$318,141

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Common Stock (3.9% of Net Assets)	Footnotes	Industry	Acquisition Date	Units / Shares	Cost	Fair Value
48Forty TopCo LLC	(5) (9) (10)	Transportation	1/14/2026	1	$—	$—
Aimbridge Acquisition Co., Inc.	(2) (3) (5) (9) (10)	Hotels, Restaurants & Leisure	3/11/2025	4	211	229
Align Precision Group, LLC	(5) (9) (10)	Aerospace & Defense	7/3/2025	3	1,761	1,463
Apex Group Ltd.	(2) (3) (5) (9) (10) (21)	Financial Services	5/11/2022	0	250	305
Buckeye Group Holdings, L.P.	(5) (9) (10)	Automotives	12/31/2024	9,427	—	—
Buckeye Group Holdings, L.P.	(5) (9) (10)	Automotives	12/31/2024	5,123	—	—
CABF Guild 2025-1 Intermediary, LLC	(5) (6) (10)	Consumer Finance	11/6/2025	3,190	2,900	3,190
CCOF III Insignia Trust	(5) (9) (10) (21)	Business Services	4/28/2026	6,209	4,445	4,299
CG Panther Parentco, L.P.	(5) (9) (10) (21)	Energy: Oil & Gas	2/13/2026	55,322	55,837	55,693
Cobham Ultra 1 & CY S.C.A.	(5) (9) (10) (21)	Electronic Equipment, Instruments & Components	7/29/2022	484	5	5
Cobham Ultra S.a.r.l.	(5) (9) (10) (21)	Electronic Equipment, Instruments & Components	7/29/2022	8	9	169
CSS PL 2024-1 Trust	(5) (10)	Consumer Finance	2/28/2025	1,130	—	417
DCA TopCo LP	(5) (9) (10)	Health Care Providers & Services	6/2/2026	195	1,832	1,832
Dwyer Instruments, Inc.	(5) (9) (10)	Electronic Equipment, Instruments & Components	7/21/2021	5	52	154
FPG Parent, LLC	(5) (9) (10)	Consumer Services	7/25/2025	0	6	—
GC Lux Project 11 S.a.r.l.	(5) (9) (10) (21)	Consumer Services	11/14/2025	34,210	45,734	42,201
KKR Orbit Co-Invest L.P.	(5) (10) (21)	Entertainment	6/5/2026	25	30	30
KKR Orbit Co-Invest L.P.	(5) (10) (21)	Entertainment	6/5/2026	727	851	843
KRE HYOD Owner, LLC	(5) (9) (10)	Real Estate Management & Development	9/22/2021	154	154	148
L Catterton Direct Lending Fund Rated Feeder LP	(5) (10)	Diversified Investment Vehicles	3/7/2025	270	—	272
Material Holdings, LLC	(5) (9) (10)	Professional Services	3/6/2026	0	—	—
Material Holdings, LLC	(5) (9) (10)	Professional Services	6/14/2024	3	—	—
NearU Holdings LLC	(5) (9) (10)	Consumer Services	8/4/2022	10	988	—
PXO Holdings I Corp.	(5) (9) (10)	Chemicals, Plastics & Rubber	3/8/2022	5	523	353
RXR Atlas Mezz, LLC	(5) (9) (10)	Real Estate Management & Development	10/24/2025	34	34	34
RXR Atlas Mezz, LLC	(5) (9) (10)	Real Estate Management & Development	10/24/2025	398	398	398
Santiago Holdings, LP	(5) (6) (10)	Consumer Finance	9/6/2024	74,819	50,324	60,625
Sinch AB	(9) (21)	High Tech Industries	2/25/2022	5	—	21
Tank Holding Corp.	(5) (9) (10)	Capital Equipment	3/26/2019	200	—	569
Tufin Software North America, Inc.	(5) (9) (10)	Software	8/25/2022	679	971	1,830
Wineshipping.com, LLC	(5) (9) (10)	Beverage, Food & Tobacco	10/29/2021	1	55	—
WP Summit Co-Invest, L.P.	(5) (9) (10)	Insurance	4/27/2023	152	74	194
Common Stock Total					$167,444	$175,274

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Investments—Warrants (0.3% of Net Assets)	Footnotes	Industry	Acquisition Date	Expiration Date	Units / Shares	Cost	Fair Value
Jordanes Equity AS	(5) (9) (10) (21)	Beverage, Food & Tobacco	12/27/2024	12/27/2031	156	$1,998	$2,215
Orifarm Holding AS	(5) (9) (10) (21)	Health Care Providers & Services	11/29/2024	11/29/2031	5,852	6,184	9,227
PCF Holdco, LLC	(5) (9) (10)	Insurance	2/16/2023	2/16/2033	387	215	51
PCF Holdco, LLC	(5) (9) (10)	Insurance	2/16/2023	2/16/2033	387	814	1,445
Zippy Shell Incorporated	(5) (9) (10)	Commercial Services & Supplies	5/3/2024	5/3/2034	23	432	366
Warrants Total						$9,643	$13,304

Investments—Money Market Funds (2.2% of Net Assets)	Daily Yield (Annualized)	Units / Shares	Cost	Fair Value
Fidelity Investments Money Market Government Portfolio	3.57%	97,591	$97,591	$97,591
Money Market Funds Total			$97,591	$97,591

Total Investments, at Fair Value (1)		143.4%	$6,555,017	$6,410,602
Net Other Assets (Liabilities)		(43.4)%		$(1,940,708)
Net Assets		100.0%		$4,469,894

Interest Rate Swaps as of June 30, 2026
Counterparty	Hedged Instrument	Footnotes	Fund Receives	Fund Pays	Maturity Date	Notional Amount	Fair Value	Change in Unrealized Gain / (Loss)
Macquarie Bank Limited	Series A MRP Shares	(17)	3.55%	SOFR	3/8/2027	$75,000	$(200)	$(1,164)
Macquarie Bank Limited	Series B MRP Shares	(17)	3.29%	SOFR	3/7/2029	25,000	(434)	(1,110)
Macquarie Bank Limited	Series C MRP Shares	(17)	2.79%	SOFR	9/1/2027	75,000	(1,060)	(2,810)
Macquarie Bank Limited	Series C MRP Shares	(17)	4.07%	SOFR	9/1/2027	25,000	6	(294)
Goldman Sachs & Co. LLC	Series F MRP Shares	(17)	4.36%	SOFR	11/16/2027	50,000	199	(339)
Goldman Sachs & Co. LLC	Series G MRP Shares	(17)	4.27%	SOFR	9/17/2029	100,000	890	(1,215)
Goldman Sachs & Co. LLC	Series H MRP Shares	(17)	4.21%	SOFR	9/16/2031	100,000	1,242	(1,389)
Goldman Sachs & Co. LLC	Series I MRP Shares	(17)	3.75%	SOFR	9/9/2030	100,000	(734)	(1,925)
Goldman Sachs & Co. LLC	Series J MRP Shares	(17)	3.81%	SOFR	9/8/2032	100,000	(813)	(1,928)
Goldman Sachs & Co. LLC	Series K MRP Shares	(17)	3.89%	SOFR	4/2/2035	100,000	(964)	(1,748)
Goldman Sachs & Co. LLC	Series L MRP Shares	(17)	3.27%	SOFR	3/12/2029	100,000	(1,804)	(1,804)
Goldman Sachs & Co. LLC	Series M MRP Shares	(17)	3.65%	SOFR	6/23/2036	50,000	(1,665)	(1,665)
Total						$900,000	$(5,337)	$(17,391)
Cash Collateral Pledged / (Received)		(18)				—	3,791	—
Total Interest Rate Swaps						$900,000	$(1,546)	$(17,391)

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Forward Foreign Currency Contracts as of June 30, 2026
		Amount to be Purchased		Amount to be Sold			Change in Unrealized
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value	Appreciation / (Depreciation)
Macquarie Bank Limited	7/2/2026	USD	11	CAD	15	$0	$0
Citibank, N.A.	7/6/2026	USD	165	EUR	138	7	7
Goldman Sachs & Co. LLC	7/6/2026	USD	165	EUR	141	4	6
Macquarie Bank Limited	7/6/2026	USD	1,026	EUR	936	(43)	39
Goldman Sachs & Co. LLC	7/7/2026	USD	614	EUR	525	14	22
Citibank, N.A.	7/7/2026	USD	628	GBP	469	6	6
Macquarie Bank Limited	7/8/2026	USD	2,657	EUR	2,257	77	77
Macquarie Bank Limited	7/9/2026	USD	279	EUR	249	(5)	10
Goldman Sachs & Co. LLC	7/10/2026	USD	11,996	GBP	8,843	266	184
Goldman Sachs & Co. LLC	7/14/2026	USD	296	EUR	262	(3)	11
Macquarie Bank Limited	7/14/2026	USD	893	EUR	768	16	14
Citibank, N.A.	7/16/2026	USD	51,598	EUR	44,090	1,188	1,188
Citibank, N.A.	8/4/2026	USD	6	EUR	5	0	0
Macquarie Bank Limited	8/4/2026	USD	1,148	EUR	1,026	(26)	42
Goldman Sachs & Co. LLC	8/4/2026	USD	1,584	GBP	1,204	(13)	28
Macquarie Bank Limited	8/5/2026	USD	338	CAD	458	15	13
Citibank, N.A.	8/6/2026	USD	58	EUR	49	2	2
Macquarie Bank Limited	8/6/2026	USD	27	EUR	21	3	4
Citibank, N.A.	8/7/2026	USD	714	AUD	987	31	31
Goldman Sachs & Co. LLC	8/11/2026	USD	363	GBP	277	(5)	6
Goldman Sachs & Co. LLC	8/14/2026	USD	1,023	GBP	803	(41)	17
Macquarie Bank Limited	8/18/2026	USD	32,914	GBP	24,379	579	503
Citibank, N.A.	8/20/2026	USD	11,809	CAD	16,181	374	374
Citibank, N.A.	8/20/2026	USD	62,174	EUR	53,115	1,356	1,356
Deutsche Bank AG	8/20/2026	USD	51,580	EUR	44,115	1,066	1,066
Citibank, N.A.	8/20/2026	USD	3,391	GBP	2,534	31	31
Deutsche Bank AG	8/20/2026	USD	42,921	GBP	32,088	359	359
Macquarie Bank Limited	8/20/2026	USD	32,895	GBP	24,583	288	288
Macquarie Bank Limited	8/25/2026	USD	41,784	GBP	30,876	830	633
Goldman Sachs & Co. LLC	8/28/2026	USD	50,621	GBP	37,405	1,007	1,007
Macquarie Bank Limited	8/28/2026	USD	1,481	GBP	1,133	(22)	21
Macquarie Bank Limited	9/4/2026	USD	36	SEK	330	1	1
Macquarie Bank Limited	9/8/2026	USD	40	NOK	371	3	3
Deutsche Bank AG	9/9/2026	USD	377	EUR	325	4	4
Goldman Sachs & Co. LLC	9/9/2026	USD	573	EUR	497	3	21
Citibank, N.A.	9/30/2026	USD	5,146	GBP	3,766	151	151
Macquarie Bank Limited	10/2/2026	USD	11	CAD	15	0	0

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Forward Foreign Currency Contracts as of June 30, 2026
		Amount to be Purchased		Amount to be Sold			Change in Unrealized
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value	Appreciation / (Depreciation)
Citibank, N.A.	10/2/2026	USD	30,916	GBP	23,071	313	313
Citibank, N.A.	10/5/2026	USD	136	EUR	113	6	6
Goldman Sachs & Co. LLC	10/5/2026	USD	182	EUR	155	4	6
Macquarie Bank Limited	10/5/2026	USD	867	EUR	799	(49)	33
Macquarie Bank Limited	10/6/2026	USD	177	EUR	149	5	6
Goldman Sachs & Co. LLC	10/7/2026	USD	754	EUR	641	19	27
Citibank, N.A.	10/7/2026	USD	626	GBP	468	5	5
Macquarie Bank Limited	10/9/2026	USD	284	EUR	252	(5)	11
Goldman Sachs & Co. LLC	10/14/2026	USD	300	EUR	264	(3)	11
Macquarie Bank Limited	10/14/2026	USD	184	EUR	154	6	5
Macquarie Bank Limited	10/16/2026	USD	43,259	EUR	37,756	(80)	1,561
Macquarie Bank Limited	10/27/2026	USD	975	EUR	872	(27)	36
Goldman Sachs & Co. LLC	11/3/2026	USD	1,186	GBP	915	(28)	18
Macquarie Bank Limited	11/3/2026	USD	184	GBP	141	(3)	3
Macquarie Bank Limited	11/4/2026	USD	335	CAD	453	14	12
Citibank, N.A.	11/4/2026	USD	9	EUR	7	0	0
Macquarie Bank Limited	11/4/2026	USD	92	EUR	78	3	3
Citibank, N.A.	11/5/2026	USD	49	EUR	42	1	1
Macquarie Bank Limited	11/5/2026	USD	27	EUR	21	3	4
Macquarie Bank Limited	11/5/2026	USD	92	GBP	68	2	2
Citibank, N.A.	11/6/2026	USD	716	AUD	992	30	30
Macquarie Bank Limited	11/6/2026	USD	38,636	EUR	34,899	(1,461)	1,444
Goldman Sachs & Co. LLC	11/10/2026	USD	367	GBP	281	(6)	6
Goldman Sachs & Co. LLC	11/13/2026	USD	1,030	GBP	808	(42)	16
Goldman Sachs & Co. LLC	11/30/2026	USD	30,034	EUR	25,985	144	1,068
Macquarie Bank Limited	11/30/2026	USD	766	GBP	600	(30)	12
Macquarie Bank Limited	12/4/2026	USD	36	SEK	334	1	1
Macquarie Bank Limited	12/7/2026	USD	41	NOK	381	3	3
Deutsche Bank AG	12/9/2026	USD	387	EUR	333	4	4
Macquarie Bank Limited	12/30/2026	USD	9,662	EUR	8,136	290	332
Macquarie Bank Limited	1/4/2027	USD	11	CAD	15	0	0
Citibank, N.A.	1/5/2027	USD	132	EUR	110	6	6
Goldman Sachs & Co. LLC	1/5/2027	USD	183	EUR	155	4	6
Macquarie Bank Limited	1/5/2027	USD	875	EUR	802	(49)	33
Goldman Sachs & Co. LLC	1/7/2027	USD	631	EUR	536	14	22
Citibank, N.A.	1/7/2027	USD	621	GBP	465	4	4
Macquarie Bank Limited	1/8/2027	USD	57,070	EUR	50,612	(1,245)	2,057

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Forward Foreign Currency Contracts as of June 30, 2026
		Amount to be Purchased		Amount to be Sold			Change in Unrealized
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value	Appreciation / (Depreciation)
Macquarie Bank Limited	1/11/2027	USD	286	EUR	253	(6)	10
Goldman Sachs & Co. LLC	1/14/2027	USD	301	EUR	264	(4)	11
Macquarie Bank Limited	1/14/2027	USD	185	EUR	155	6	5
Goldman Sachs & Co. LLC	1/15/2027	USD	89,996	GBP	70,779	(3,911)	1,344
Citibank, N.A.	2/2/2027	USD	11	EUR	9	0	0
Macquarie Bank Limited	2/2/2027	USD	1,173	EUR	1,044	(32)	41
Goldman Sachs & Co. LLC	2/2/2027	USD	1,175	GBP	902	(22)	18
Macquarie Bank Limited	2/3/2027	USD	332	CAD	449	13	11
Macquarie Bank Limited	2/3/2027	USD	79	EUR	66	2	3
Citibank, N.A.	2/4/2027	USD	50	EUR	42	1	1
Macquarie Bank Limited	2/4/2027	USD	27	EUR	21	3	4
Macquarie Bank Limited	2/4/2027	USD	80	GBP	59	2	2
Citibank, N.A.	2/5/2027	USD	715	AUD	994	29	29
Goldman Sachs & Co. LLC	2/11/2027	USD	33	GBP	25	0	0
Macquarie Bank Limited	2/26/2027	USD	752	GBP	590	(30)	11
Macquarie Bank Limited	3/4/2027	USD	36	SEK	335	1	1
Citibank, N.A.	3/5/2027	USD	16,063	EUR	13,491	481	481
Goldman Sachs & Co. LLC	3/5/2027	USD	9,281	EUR	7,861	202	313
Macquarie Bank Limited	3/5/2027	USD	42,791	EUR	39,220	(2,510)	1,562
Citibank, N.A.	3/5/2027	USD	11,919	GBP	8,936	62	62
Macquarie Bank Limited	3/5/2027	USD	41	NOK	380	3	3
Deutsche Bank AG	3/9/2027	USD	393	EUR	337	3	3
Macquarie Bank Limited	3/30/2027	USD	15,580	EUR	13,776	(349)	543
Macquarie Bank Limited	4/2/2027	USD	11	CAD	15	0	0
Citibank, N.A.	4/7/2027	USD	1,440	EUR	1,225	23	23
Goldman Sachs & Co. LLC	4/7/2027	USD	753	EUR	636	17	25
Citibank, N.A.	4/7/2027	USD	29,049	GBP	21,763	170	170
Goldman Sachs & Co. LLC	4/14/2027	USD	295	EUR	259	(4)	10
Macquarie Bank Limited	4/14/2027	USD	183	EUR	153	6	4
Macquarie Bank Limited	4/28/2027	USD	1,431	EUR	1,131	121	225
Macquarie Bank Limited	4/28/2027	USD	4,070	GBP	3,014	70	70
Citibank, N.A.	5/4/2027	USD	10	EUR	8	0	0
Macquarie Bank Limited	5/4/2027	USD	1,150	EUR	1,016	(27)	39
Goldman Sachs & Co. LLC	5/4/2027	USD	1,119	GBP	863	(26)	15
Macquarie Bank Limited	5/4/2027	USD	167	GBP	128	(3)	2
Macquarie Bank Limited	5/5/2027	USD	319	CAD	431	11	10
Citibank, N.A.	5/7/2027	USD	709	AUD	989	27	27

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Forward Foreign Currency Contracts as of June 30, 2026
		Amount to be Purchased		Amount to be Sold			Change in Unrealized
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value	Appreciation / (Depreciation)
Citibank, N.A.	5/14/2027	USD	2,578	EUR	2,174	59	59
Goldman Sachs & Co. LLC	5/14/2027	USD	20,702	GBP	15,865	(353)	278
Macquarie Bank Limited	5/28/2027	USD	769	GBP	603	(31)	10
Macquarie Bank Limited	5/28/2027	USD	1,701	NOK	15,883	104	104
Macquarie Bank Limited	5/28/2027	USD	2,056	SEK	18,825	76	76
Deutsche Bank AG	6/9/2027	USD	409	EUR	350	3	3
Macquarie Bank Limited	7/2/2027	USD	11	CAD	15	0	0
Citibank, N.A.	7/7/2027	USD	367	EUR	311	5	5
Goldman Sachs & Co. LLC	7/7/2027	USD	636	EUR	537	12	20
Citibank, N.A.	7/8/2027	USD	413	EUR	351	6	6
Goldman Sachs & Co. LLC	7/14/2027	USD	15,073	EUR	13,182	(242)	497
Macquarie Bank Limited	7/14/2027	USD	9,326	EUR	7,769	299	206
Citibank, N.A.	8/3/2027	USD	10	EUR	8	0	0
Macquarie Bank Limited	8/3/2027	USD	1,110	EUR	980	(30)	36
Goldman Sachs & Co. LLC	8/3/2027	USD	1,169	GBP	898	(23)	16
Macquarie Bank Limited	8/4/2027	USD	16,682	CAD	22,557	492	510
Macquarie Bank Limited	8/4/2027	USD	75	EUR	63	2	2
Citibank, N.A.	8/6/2027	USD	702	AUD	982	26	26
Macquarie Bank Limited	8/31/2027	USD	770	GBP	603	(31)	10
Macquarie Bank Limited	9/2/2027	USD	618	CAD	843	13	14
Deutsche Bank AG	9/9/2027	USD	414	EUR	353	3	3
Goldman Sachs & Co. LLC	10/7/2027	USD	778	EUR	654	15	24
Citibank, N.A.	10/25/2027	USD	509	EUR	429	8	8
Macquarie Bank Limited	10/25/2027	USD	58,620	EUR	51,785	(1,817)	1,830
Macquarie Bank Limited	10/27/2027	USD	4,270	EUR	3,574	98	129
Goldman Sachs & Co. LLC	10/29/2027	USD	44,619	GBP	34,472	(1,123)	563
Macquarie Bank Limited	10/29/2027	USD	3,639	GBP	2,799	(75)	42
Citibank, N.A.	11/5/2027	USD	696	AUD	977	24	24
Macquarie Bank Limited	11/12/2027	USD	33,580	GBP	26,421	(1,477)	419
Macquarie Bank Limited	11/30/2027	USD	59,496	EUR	54,476	(4,180)	2,067
Deutsche Bank AG	12/9/2027	USD	414	EUR	352	2	2
Macquarie Bank Limited	12/27/2027	USD	58,357	NOK	673,914	(9,300)	(1,785)
Citibank, N.A.	12/30/2027	USD	14,820	EUR	12,718	(66)	(66)
Goldman Sachs & Co. LLC	12/30/2027	USD	49,141	EUR	43,349	(1,596)	1,531
Goldman Sachs & Co. LLC	12/31/2027	USD	30,274	EUR	25,462	471	875
Citibank, N.A.	1/7/2028	USD	751	EUR	634	9	9
Macquarie Bank Limited	1/24/2028	USD	87,951	EUR	80,457	(6,320)	2,793

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Forward Foreign Currency Contracts as of June 30, 2026
		Amount to be Purchased		Amount to be Sold			Change in Unrealized
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value	Appreciation / (Depreciation)
Citibank, N.A.	2/7/2028	USD	692	AUD	973	23	23
Citibank, N.A.	2/15/2028	USD	19,825	EUR	16,303	704	704
Deutsche Bank AG	3/9/2028	USD	419	EUR	355	2	2
Macquarie Bank Limited	3/31/2028	USD	64,462	EUR	56,444	(1,868)	1,896
Citibank, N.A.	4/7/2028	USD	18,733	EUR	15,777	187	187
Citibank, N.A.	4/28/2028	USD	26,330	AUD	37,128	836	836
Macquarie Bank Limited	4/28/2028	USD	44,451	AUD	63,587	788	788
Deutsche Bank AG	6/12/2028	USD	24,909	EUR	21,033	112	112
Citibank, N.A.	7/10/2028	USD	419	EUR	351	5	5
Macquarie Bank Limited	9/26/2028	USD	16,324	CAD	22,119	236	374
Citibank, N.A.	2/6/2029	USD	6,429	EUR	5,252	184	184
Citibank, N.A.	6/29/2029	USD	5,638	EUR	4,666	60	60
Total						$(23,963)	$35,227
Cash Collateral Pledged / (Received)						—	—
Total Forward Foreign Currency Contracts						$(23,963)	$35,227
*    Par / Principal Amount is denominated in USD (“$”) unless otherwise noted, as denominated in Australian Dollar (“A$”), British Pound (“£”), Canadian Dollar (“C$”), Euro (“€”), Norwegian Krone (“kr”), or
Swedish Krone (“Skr”).
(1)  All of the Fund’s Corporate Loans, Corporate Bonds, Collateralized Loan Obligations, Asset-Backed Securities, Preferred Stocks, Common Stocks, Warrants, and Money Market Funds, if applicable, as of
June 30, 2026 represented 143.4% of the Fund’s net assets or 96.0% of the Fund’s total assets. Certain investments are subject to contractual restrictions on sales.
(2)  The security position has been segregated as collateral against outstanding borrowings. See Note 7, Borrowings.
(3)  All or a portion of this security is owned by OCPC Credit Facility SPV LLC (the “OCPC SPV”). See Note 1, Organization. As of June 30, 2026, the aggregate fair value of these securities is $2,736,965, or
42.7% of the Fund’s Total Investments, at Fair Value.
(4)  Represents the interest rate for a variable or increasing rate security, determined as Reference Rate + Basis Point spread. Stated interest rate represents the “all-in” rate as of June 30, 2026. Reference Rates are defined as follows:

BBSY	Bank Bill Swap Bid Rate
CORRA	Canadian Overnight Repo Rate Average
EURIBOR	Euro Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
PRIME	U.S. Prime Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STIBOR	Stockholm Interbank Offered Rate
As of June 30, 2026, the reference rates for our variable rate securities were the daily SOFR at 3.68%, the 1-month SOFR at 3.65%, the 3-month SOFR at 3.73%, the 6-month SOFR at 3.85%, the 3-month
BBSY at 4.51%, the 1-month CORRA at 2.28%, the 1-month EURIBOR at 2.20%, the 3-month EURIBOR at 2.32%,  the 3-month NIBOR at 4.57%, the daily SONIA at 3.73%, the 3-month STIBOR at
1.97%, and the daily PRIME at 6.75%.
(5)  The value of this security was determined using significant unobservable inputs. See Note 3, Fair Value Measurements.
(6)  The Fund has an unfunded commitment to fund delayed draw debt, revolving debt, and/or equity investments. See Note 9, Commitments and Contingencies.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)
(7)  Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). These securities amount to $945,915, or 21.2% of the
Fund’s net assets, at period end.
(8)  Interest or dividend is paid-in-kind, when applicable.
(9)  Non-income producing security as of June 30, 2026.
(10) Securities acquired in transactions exempt from registration under the Securities Act, and may be deemed to be “restricted securities” under the Securities Act, unless otherwise noted, excluding 144A securities, Regulation S securities, and loans. As of June 30, 2026, the aggregate fair value of these securities is $511,026, or 11.4% of the Fund’s net assets.
(11) In addition to the interest earned based on the stated interest rate of this loan, the Fund is entitled to receive additional interest as a result of an agreement among lenders, which has been included in the spread of each applicable loan. Pursuant to the agreement among lenders in respect of this loan, this investment represents a first lien/last out loan, which has a secondary priority behind the first lien/first out loan with respect to principal, interest and other payments.
(12) Class SUB, M1, and M2 are considered equity tranches of collateralized loan obligation (“CLO”) issuances. These notes receive excess distributions, if any, once all other senior obligations are satisfied in the
CLO structure. CLO equity tranches are generally issued at a discount and have no contractual principal and interest payments.
(13) Securities include a credit spread adjustment that ranges from 0.10% to 0.43%.
(14) Securities include an interest rate floor feature, which generally ranges from 0.50% to 1.00%.
(15) Security was on non-accrual status as of June 30, 2026.
(16) Represents securities sold outside the U.S. and exempt from registration under the Securities Act, under Regulation S. As of June 30, 2026, the aggregate fair value of these securities is $38,309, or 0.9% of the
Fund’s net assets.
(17) Interest rate swap contains a variable rate structure and bears interest at a rate determined by three-month term SOFR.
(18) As of June 30, 2026, there was $23 of cash collateral available to offset with Macquarie Bank Limited, and $3,768 available to offset with Goldman Sachs & Co. LLC.
(19) Residual equity tranches of asset-backed security (“ABS”) issuances. These notes receive excess distributions, if any, once all other senior obligations are satisfied in the ABS structure. ABS residual equity tranches are generally issued at a discount and have no contractual principal and interest payments.
(20) All or a portion of this security is owned by CTAC Barracuda SPV LLC (the “Barracuda SPV”). See Note 1, Organization. As of June 30, 2026, the aggregate fair value of these securities is $677,805, or
10.6% of the Fund’s Total Investments, at Fair Value.
(21) Securities with risks and economic exposures not primarily based in the United States.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)
The industry composition of investments at fair value is shown below as of June 30, 2026; although not industries, Collateralized Loan Obligations, which are well-diversified pools of loans in varying industries, and Money Market Funds, which are short-term cash management vehicles, had fair values of $854.1 million
(19.1% of net assets) and $97.6 million (2.2% of net assets), respectively.

Industry	Fair Value	% of Net Assets
Software	$725,011	16.2%
Financial Services	520,719	11.6%
Health Care Providers & Services	478,410	10.7%
Consumer Services	340,338	7.6%
Hotels, Restaurants & Leisure	306,180	6.9%
Professional Services	227,645	5.1%
Commercial Services & Supplies	213,943	4.8%
Diversified Investment Vehicles	175,534	3.9%
IT Services	170,609	3.8%
Electronic Equipment, Instruments & Components	163,088	3.6%
Business Services	163,075	3.6%
Consumer Finance	161,187	3.6%
Insurance	160,932	3.6%
Capital Equipment	154,102	3.4%
Real Estate Management & Development	120,034	2.7%
Containers, Packaging & Glass	111,393	2.5%
Energy: Oil & Gas	110,644	2.5%
Health Care Technology	107,322	2.4%
Construction & Engineering	99,695	2.2%
Utilities	97,045	2.2%
Transportation	93,120	2.1%
Beverage, Food & Tobacco	68,164	1.5%
Capital Markets	62,260	1.4%
Aerospace & Defense	56,492	1.3%
Distributors	51,692	1.2%
Chemicals, Plastics & Rubber	51,047	1.1%
Machinery	48,370	1.1%
Automotives	43,630	1.0%
Entertainment	42,950	1.0%
Telecommunications	41,517	0.9%
Sovereign & Public Finance	38,155	0.9%
Health Care Equipment & Supplies	37,576	0.8%
Specialty Retail	36,353	0.8%
Building Products	30,297	0.7%

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026
(amounts in thousands)

Industry	Fair Value	% of Net Assets
Media	27,081	0.6%
Environmental Industries	26,781	0.6%
Trading Companies & Distributors	23,317	0.5%
Computers & Electronics Retail	13,480	0.3%
Consumer Goods: Durable	12,186	0.3%
Leisure Products	11,455	0.3%
Independent Power & Renewable Electricity Producers	11,120	0.2%
Passenger Airlines	9,439	0.2%
High Tech Industries	8,734	0.2%
Banking, Finance, Insurance & Real Estate	3,801	0.1%
Consumer Goods: Non-Durable	2,400	0.1%
Mortgage Real Estate Investment Trusts (REITs)	627	0.0%
Total	$5,458,950	122.1%
The geographical composition of investments at fair value is shown below as of June 30, 2026, and is based on the risk and economic exposure of investments.

Geographic Region	Fair Value	% of Fair Value	% of Net Assets
United States	$4,473,370	69.8%	100.1%
Europe	1,607,032	25.1%	36.0%
North America (excl. United States)	234,313	3.6%	5.2%
Australia	84,997	1.3%	1.9%
South America	10,890	0.2%	0.2%
Total	$6,410,602	100.0%	143.4%
See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2026
(amounts in thousands, except share and per share data, unless otherwise indicated)

June 30, 2026
ASSETS
Investments, at fair value (cost $6,555,017)	$6,410,602
Cash and restricted cash	86,258
Cash and restricted cash denominated in foreign currencies (cost of $38,145)	36,067
Forward foreign currency contracts, at fair value	7,932
Receivables and other assets:
Interest and dividends receivable	74,745
Subscriptions receivable	4,539
Deferred financing costs	7,431
Receivable for investments sold (including paydowns)	47,938
Prepaid expenses and other assets	2,605
Total assets	$6,678,117

LIABILITIES
Secured credit facilities	$991,176
Mandatory redeemable preferred shares (net of unamortized deferred issuance costs of $6,068)	1,082,695
Forward foreign currency contracts, at fair value	31,895
Income distribution payable	16,955
Payable for incentive fees	15,502
Payable for management fees	5,393
Interest payable on borrowings	18,192
Payable for investments purchased	34,969
Payable for administrative service fees	1,079
Payable for distribution and shareholder service plan fees	809
Payable for trustees’ compensation and expenses	23
Other accrued expenses and liabilities	9,535
Total liabilities	$2,208,223

Net Assets	$4,469,894

Commitments and Contingencies (Note 9)

COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest	$557
Additional paid-in capital	4,797,370
Retained earnings (Accumulated deficit)	(328,033)
Net Assets	$4,469,894

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2026
(amounts in thousands, except share and per share data, unless otherwise indicated)

NET ASSET VALUE PER SHARE	Net Asset Value of Share Class	Shares of Beneficial Interest Outstanding	Net Asset Value per Share
Class A Shares:
Net asset value and redemption price per share	$347,564	43,384,484	$8.01
Maximum offering price per share (net asset value plus sales charge of 3.00% of gross purchase price)			8.26
Class I Shares:
Net asset value and redemption price per share	$860,423	106,957,560	$8.04
Class L Shares:
Net asset value and redemption price per share	$1,914	239,090	$8.00
Maximum offering price per share (net asset value plus sales charge of 3.50% of gross purchase price)			8.29
Class M Shares:
Net asset value and redemption price per share	$337,823	41,983,761	$8.05
Class N Shares:
Net asset value and redemption price per share	$2,177,310	272,011,710	$8.00
Class U Shares:
Net asset value and redemption price per share	$744,483	92,459,380	$8.05
Class Y Shares:
Net asset value and redemption price per share	$377	47,122	$8.01
See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2026
(amounts in thousands)

Investment Income	June 30, 2026

Interest income	$256,131
Dividend income	1,945
PIK interest income	35,318
PIK dividend income	15,723
Other income	7,253
Total investment income	$316,370

Expenses
Management fees	$32,724
Incentive fees	32,014
Distribution and service plan fees:
Class A	841
Class L	5
Class M	1,278
Class U	2,783
Class Y	—
Transfer and shareholder servicing agent fees:
Class A	39
Class I	99
Class L	—
Class M	39
Class N	252
Class U	85
Class Y	—
Shareholder communications:
Class A	26
Class I	67
Class L	—
Class M	27
Class N	172
Class U	58
Class Y	—
Interest expense and fees on borrowings	60,805
Professional fees	4,401
Administration and custodian fees	2,574
Administrative service fees (Note 5)	1,345
Trustees’ fees and expenses	209
Other expenses	814
Total expenses	$140,657
Net Investment Income	$175,713

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	$(59,190)
Forward foreign currency contracts	(3,888)
Foreign currency transactions	(5,525)
Net realized loss	$(68,603)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	$(130,738)
Forward foreign currency contracts	46,223
Interest rate swaps	(860)
Foreign currency on secured credit facilities	3,983
Foreign currency transactions	(2,434)
Net change in unrealized depreciation	$(83,826)
Net Increase in Net Assets Resulting from Operations	$23,284
See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 2026 and for the Year Ended December 31, 2025
(amounts in thousands, except share and per share data, unless otherwise indicated)

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Operations
Net investment income	$175,713	$368,736
Net realized gain (loss)	(68,603)	(41,652)
Net change in unrealized appreciation (depreciation)	(83,826)	(73,199)
Net increase in net assets resulting from operations	$23,284	$253,885

Dividends and/or Distributions to Shareholders
Class A	$(12,815)	$(23,390)
Class I	(34,934)	(73,087)
Class L	(73)	(166)
Class M	(12,539)	(24,803)
Class N	(89,302)	(196,207)
Class U	(27,333)	(56,987)
Class Y	(15)	(33)
Total Dividends and/or Distributions to Shareholders	$(177,011)	$(374,673)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest:
Class A	$19,393	$117,286
Class I	(12,837)	56,727
Class L	18	6
Class M	(6,666)	123,642
Class N	(139,183)	404,686
Class U	(19,938)	206,703
Class Y	(7)	34
Net increase (decrease) in Beneficial Interest Transactions	$(159,220)	$909,084

Net Assets
Total increase (decrease)	$(312,947)	$788,296
Beginning of period	4,782,841	3,994,545
End of Period	$4,469,894	$4,782,841
See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Six Months Ended June 30, 2026
(amounts in thousands)

Six Months Ended June 30, 2026
Cash Flows from Operating Activities
Net increase in net assets from operations	$23,284
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities, net of change in payable for investments purchased	(913,530)
PIK interest and dividend	(51,041)
Proceeds from disposition of investment securities (including paydowns), net of change in receivable for investments sold	956,596
Proceeds from (Payments on) forward foreign currency contracts	(3,888)
Cash collateral received (posted) for derivative contracts	(3,791)
Premium amortization	32
Discount accretion	(8,363)
Amortization of deferred financing and issuance costs	2,440
Net realized loss	68,603
Net change in unrealized depreciation	83,826
Change in hedge basis adjustment for mandatory redeemable preferred shares	(13,699)
Change in unrealized appreciation for swaps not designated as hedging instruments	(860)
Change in assets:
Decrease in other assets	8,517
Increase in interest and dividends receivable	(1,188)
Change in liabilities:
Decrease in other liabilities	(248)
Net cash provided by operating activities	$146,690

Cash Flows from Financing Activities
Proceeds from secured credit facilities	$460,000
Payments on borrowings	(385,000)
Proceeds from note-on-note loans	2,605
Payments on note-on-note loans	(30,291)
Proceeds from mandatory preferred shares sold	150,000
Deferred financing and issuance costs	(1,386)
Proceeds from shares sold, net of subscriptions receivable	253,296
Payments on shares redeemed, net of redemptions payable	(477,223)
Cash distributions paid	(139,413)
Net cash used in financing activities	$(167,412)
Effect of exchange rate changes on cash	(5,525)
Net decrease in cash and restricted cash	$(26,247)
Cash, restricted cash, and foreign currency, beginning balance	148,572
Cash, restricted cash, and foreign currency, ending balance	$122,325

Supplemental Information
Reinvestment of dividends and distributions	$75,897
Cash paid for interest on borrowings	58,093

Reconciliation of Cash, Restricted Cash, and Foreign Currency, Ending Balance
Cash and restricted cash	$86,258
Cash and restricted cash denominated in foreign currencies	36,067
Total cash, restricted cash, and foreign currency, ending balance	$122,325
See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS
(amounts in thousands, except share and per share data, unless otherwise indicated)

	Six Months Ended June 30, 2026	Year Ended December 31,
CLASS A		2025	2024	2023	2022	2021
Per Share Operating Data
Net asset value, beginning of period	$8.28	$8.51	$8.48	$8.24	$9.02	$8.71
Income (loss) from investment operations:
Net investment income (1)	0.30	0.69	0.78	0.85	0.67	0.55
Net realized and unrealized gain (loss)	(0.27)	(0.22)	0.07	0.24	(0.78)	0.36
Total from investment operations	0.03	0.47	0.85	1.09	(0.11)	0.91
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.30)	(0.70)	(0.82)	(0.85)	(0.67)	(0.60)
Total dividends and/or distributions to shareholders:	(0.30)	(0.70)	(0.82)	(0.85)	(0.67)	(0.60)
Net asset value, end of period	$8.01	$8.28	$8.51	$8.48	$8.24	$9.02
Total Return, at Net Asset Value (2)	0.35%	5.86%	10.23%	13.83%	(1.42)%	10.77%

Ratios/Supplemental Data
Net assets, end of period	$347,564	$339,511	$229,722	$126,755	$53,960	$33,224
Average net assets	$339,337	$279,675	$175,679	$79,151	$46,369	$19,818
Ratios to average net assets (3):
Net investment income	7.56%	8.22%	9.13%	10.12%	7.84%	6.13%
Total expenses	6.56%	6.19%	5.90%	6.67%	5.63%	4.82%
Expenses after (recoupment of) waivers and reimbursements of expenses (4)	6.56%	6.19%	5.90%	6.73%	5.68%	4.68%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.89%	1.75%	1.65%	1.91%	1.87%	2.14%
Interest expense and fees from borrowings	2.71%	2.38%	2.03%	2.35%	1.55%	0.69%
Distribution and shareholder service fees	0.50%	0.50%	0.50%	0.51%	0.57%	0.50%
Deal expenses and incentive fees	1.46%	1.56%	1.72%	1.90%	1.64%	1.48%
Portfolio turnover rate	9%	13%	11%	14%	21%	31%
(1)  Per share amounts calculated based on the average shares outstanding during the period.
(2)  Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(3)  Annualized for periods less than one full year.
(4)  For the period ended June 30, 2026, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, and deal expense and incentive fees was 1.89% of net assets on an annualized basis.
See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

	Six Months Ended June 30, 2026	Year Ended December 31,
CLASS I		2025	2024	2023	2022	2021
Per Share Operating Data
Net asset value, beginning of period	$8.32	$8.55	$8.52	$8.28	$9.06	$8.74
Income (loss) from investment operations:
Net investment income (1)	0.33	0.74	0.82	0.88	0.71	0.59
Net realized and unrealized gain (loss)	(0.28)	(0.22)	0.07	0.24	(0.78)	0.38
Total from investment operations	0.05	0.52	0.89	1.12	(0.07)	0.97
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.33)	(0.75)	(0.86)	(0.88)	(0.71)	(0.65)
Total dividends and/or distributions to shareholders:	(0.33)	(0.75)	(0.86)	(0.88)	(0.71)	(0.65)
Net asset value, end of period	$8.04	$8.32	$8.55	$8.52	$8.28	$9.06
Total Return, at Net Asset Value (2)	0.74%	6.27%	10.80%	14.15%	(0.79)%	11.28%

Ratios/Supplemental Data
Net assets, end of period	$860,423	$902,695	$871,370	$692,827	$421,046	$315,036
Average net assets	$868,160	$823,988	$788,639	$494,441	$384,464	$226,255
Ratios to average net assets (3):
Net investment income	8.06%	8.73%	9.56%	10.55%	8.31%	6.60%
Total expenses	6.06%	5.65%	5.40%	6.16%	5.02%	4.32%
Expenses after (recoupment of) waivers and reimbursements of expenses (4)	6.06%	5.65%	5.50%	6.32%	5.15%	4.14%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.89%	1.74%	1.64%	1.90%	1.87%	2.18%
Interest expense and fees from borrowings	2.71%	2.35%	2.03%	2.36%	1.53%	0.67%
Deal expense and incentive fees	1.46%	1.56%	1.73%	1.90%	1.63%	1.47%
Portfolio turnover rate	9%	13%	11%	14%	21%	31%
(1)  Per share amounts calculated based on the average shares outstanding during the period.
(2)  Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(3)  Annualized for periods less than one full year.
(4)  For the period ended June 30, 2026, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, and deal expense and incentive fees was 1.89% of net assets on an annualized basis.
See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

	Six Months Ended June 30, 2026	Year Ended December 31,
CLASS L		2025	2024	2023	2022	2021
Per Share Operating Data
Net asset value, beginning of period	$8.28	$8.50	$8.48	$8.24	$9.02	$8.70
Income (loss) from investment operations:
Net investment income (1)	0.30	0.69	0.77	0.84	0.67	0.54
Net realized and unrealized gain (loss)	(0.28)	(0.21)	0.06	0.24	(0.78)	0.38
Total from investment operations	0.02	0.48	0.83	1.08	(0.11)	0.92
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.30)	(0.70)	(0.81)	(0.84)	(0.67)	(0.60)
Total dividends and/or distributions to shareholders:	(0.30)	(0.70)	(0.81)	(0.84)	(0.67)	(0.60)
Net asset value, end of period	$8.00	$8.28	$8.50	$8.48	$8.24	$9.02
Total Return, at Net Asset Value (2)	0.35%	5.85%	10.05%	13.76%	(1.49)%	10.62%

Ratios/Supplemental Data
Net assets, end of period	$1,914	$1,961	$2,008	$1,953	$1,823	$569
Average net assets	$1,925	$1,987	$1,984	$1,880	$1,489	$735
Ratios to average net assets (3):
Net investment income	7.56%	8.24%	8.99%	10.09%	7.96%	6.02%
Total expenses	6.56%	6.16%	5.90%	6.69%	5.78%	4.98%
Expenses after (recoupment of) waivers and reimbursements of expenses (4)	6.56%	6.16%	6.08%	6.81%	5.88%	4.52%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.89%	1.74%	1.64%	1.89%	1.89%	2.46%
Interest expense and fees from borrowings	2.71%	2.35%	2.03%	2.37%	1.65%	0.61%
Distribution and shareholder service fees	0.50%	0.50%	0.50%	0.52%	0.58%	0.48%
Deal expense and incentive fees	1.46%	1.57%	1.73%	1.91%	1.66%	1.43%
Portfolio turnover rate	9%	13%	11%	14%	21%	31%
(1)  Per share amounts calculated based on the average shares outstanding during the period.
(2)  Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(3)  Annualized for periods less than one full year.
(4)  For the period ended June 30, 2026, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, and deal expense and incentive fees was 1.89% of net assets on an annualized basis.
See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

	Six Months Ended June 30, 2026	Year Ended December 31,
CLASS M		2025	2024	2023	2022	2021
Per Share Operating Data
Net asset value, beginning of period	$8.32	$8.55	$8.52	$8.28	$9.07	$8.74
Income (loss) from investment operations:
Net investment income (1)	0.30	0.67	0.76	0.83	0.67	0.53
Net realized and unrealized gain (loss)	(0.27)	(0.22)	0.07	0.24	(0.79)	0.38
Total from investment operations	0.03	0.45	0.83	1.07	(0.12)	0.91
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.30)	(0.68)	(0.80)	(0.83)	(0.67)	(0.58)
Total dividends and/or distributions to shareholders:	(0.30)	(0.68)	(0.80)	(0.83)	(0.67)	(0.58)
Net asset value, end of period	$8.05	$8.32	$8.55	$8.52	$8.28	$9.07
Total Return, at Net Asset Value (2)	0.24%	5.61%	9.96%	13.54%	(1.66)%	10.47%

Ratios/Supplemental Data
Net assets, end of period	$337,823	$356,042	$240,572	$140,863	$62,816	$19,906
Average net assets	$343,428	$305,768	$182,659	$91,772	$39,537	$11,904
Ratios to average net assets (3):
Net investment income	7.31%	7.97%	8.88%	9.84%	7.94%	5.89%
Total expenses	6.81%	6.45%	6.15%	6.91%	6.21%	5.18%
Expenses after (recoupment of) waivers and reimbursements of expenses (4)	6.81%	6.45%	6.15%	6.96%	6.21%	4.93%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.89%	1.75%	1.65%	1.90%	1.97%	2.24%
Interest expense and fees from borrowings	2.71%	2.38%	2.03%	2.35%	1.73%	0.70%
Distribution and shareholder service fees	0.75%	0.75%	0.75%	0.76%	0.83%	0.75%
Deal expense and incentive fees	1.46%	1.57%	1.72%	1.90%	1.68%	1.48%
Portfolio turnover rate	9%	13%	11%	14%	21%	31%
(1)  Per share amounts calculated based on the average shares outstanding during the period.
(2)  Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(3)  Annualized for periods less than one full year.
(4)  For the period ended June 30, 2026, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, and deal expense and incentive fees was 1.89% of net assets on an annualized basis.
See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

	Six Months Ended June 30, 2026	Year Ended December 31,
CLASS N		2025	2024	2023	2022	2021
Per Share Operating Data
Net asset value, beginning of period	$8.28	$8.51	$8.48	$8.24	$9.02	$8.70
Income (loss) from investment operations:
Net investment income (1)	0.32	0.73	0.82	0.89	0.72	0.59
Net realized and unrealized gain (loss)	(0.28)	(0.22)	0.07	0.24	(0.78)	0.37
Total from investment operations	0.04	0.51	0.89	1.13	(0.06)	0.96
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.32)	(0.74)	(0.86)	(0.89)	(0.72)	(0.64)
Total dividends and/or distributions to shareholders:	(0.32)	(0.74)	(0.86)	(0.89)	(0.72)	(0.64)
Net asset value, end of period	$8.00	$8.28	$8.51	$8.48	$8.24	$9.02
Total Return, at Net Asset Value (2)	0.72%	6.38%	10.77%	14.42%	(0.80)%	11.32%

Ratios/Supplemental Data
Net assets, end of period	$2,177,310	$2,392,477	$2,048,417	$1,431,371	$857,548	$511,836
Average net assets	$2,219,472	$2,211,275	$1,736,581	$1,090,490	$774,235	$248,911
Ratios to average net assets (3):
Net investment income	8.06%	8.74%	9.64%	10.63%	8.48%	6.65%
Total expenses	6.05%	5.67%	5.40%	6.15%	5.05%	4.34%
Expenses after (recoupment of) waivers and reimbursements of expenses (4)	6.05%	5.67%	5.40%	6.22%	5.02%	4.19%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.88%	1.74%	1.65%	1.89%	1.87%	2.15%
Interest expense and fees from borrowings	2.71%	2.36%	2.03%	2.36%	1.54%	0.71%
Deal expense and incentive fees	1.46%	1.57%	1.72%	1.90%	1.64%	1.49%
Portfolio turnover rate	9%	13%	11%	14%	21%	31%
(1)  Per share amounts calculated based on the average shares outstanding during the period.
(2)  Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(3)  Annualized for periods less than one full year.
(4)  For the period ended June 30, 2026, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, and deal expense and incentive fees was 1.88% of net assets on an annualized basis.
See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

	Six Months Ended June 30, 2026	Year Ended December 31,			Period Ended December 31, 2022 (1)
CLASS U		2025	2024	2023
Per Share Operating Data
Net asset value, beginning of period	$8.33	$8.56	$8.53	$8.29	$8.53
Income (loss) from investment operations:
Net investment income (2)	0.30	0.67	0.76	0.82	0.25
Net realized and unrealized gain (loss)	(0.28)	(0.22)	0.07	0.24	(0.24)
Total from investment operations	0.02	0.45	0.83	1.06	0.01
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.30)	(0.68)	(0.80)	(0.82)	(0.25)
Total dividends and/or distributions to shareholders:	(0.30)	(0.68)	(0.80)	(0.82)	(0.25)
Net asset value, end of period	$8.05	$8.33	$8.56	$8.53	$8.29
Total Return, at Net Asset Value (3)	0.24%	5.61%	9.96%	13.46%	0.17%

Ratios/Supplemental Data
Net assets, end of period	$744,483	$789,758	$602,082	$287,678	$11,604
Average net assets	$748,557	$702,334	$440,100	$104,553	$3,552
Ratios to average net assets (4):
Net investment income	7.30%	7.98%	8.87%	9.71%	8.82%
Total expenses	6.80%	6.44%	6.15%	6.87%	7.54%
Expenses after (recoupment of) waivers and reimbursements of expenses (5)	6.80%	6.44%	6.15%	6.88%	7.42%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.88%	1.74%	1.65%	1.93%	2.56%
Interest expense and fees from borrowings	2.71%	2.38%	2.03%	2.31%	2.36%
Distribution and shareholder service fees	0.75%	0.75%	0.75%	0.75%	0.74%
Deal expense and incentive fees	1.46%	1.57%	1.72%	1.88%	1.88%
Portfolio turnover rate	9%	13%	11%	14%	21%
(1)  For the period from September 1, 2022 (inception of offering) through December 31, 2022.
(2)  Per share amounts calculated based on the average shares outstanding during the period.
(3)  Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(4)  Annualized for periods less than one full year.
(5)  For the period ended June 30, 2026, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, and deal expense and incentive fees was 1.88% of net assets on an annualized basis.
See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

	Six Months Ended June 30, 2026	Year Ended December 31,
CLASS Y		2025	2024	2023	2022	2021
Per Share Operating Data
Net asset value, beginning of period	$8.28	$8.51	$8.49	$8.24	$9.02	$8.69
Income (loss) from investment operations:
Net investment income (1)	0.31	0.71	0.77	0.87	0.68	0.56
Net realized and unrealized gain (loss)	(0.27)	(0.22)	0.06	0.25	(0.78)	0.39
Total from investment operations	0.04	0.49	0.83	1.12	(0.10)	0.95
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.31)	(0.72)	(0.81)	(0.87)	(0.68)	(0.62)
Total dividends and/or distributions to shareholders:	(0.31)	(0.72)	(0.81)	(0.87)	(0.68)	(0.62)
Net asset value, end of period	$8.01	$8.28	$8.51	$8.49	$8.24	$9.02
Total Return, at Net Asset Value (2)	0.47%	6.12%	10.16%	14.13%	(1.03)%	11.02%

Ratios/Supplemental Data
Net assets, end of period	$377	$397	$374	$339	$442	$423
Average net assets	$383	$382	$354	$367	$422	$1,585
Ratios to average net assets (3):
Net investment income	7.81%	8.49%	9.08%	10.43%	7.98%	6.20%
Total expenses	6.31%	5.92%	5.65%	6.41%	5.19%	4.87%
Expenses after (recoupment of) waivers and reimbursements of expenses (4)	6.31%	5.92%	5.98%	6.48%	5.30%	4.22%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.89%	1.74%	1.64%	1.88%	1.85%	2.65%
Interest expense and fees from borrowings	2.71%	2.36%	2.03%	2.37%	1.48%	0.59%
Distribution and shareholder service fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.23%
Deal expense and incentive fees	1.46%	1.57%	1.73%	1.91%	1.62%	1.40%
Portfolio turnover rate	9%	13%	11%	14%	21%	31%
(1)  Per share amounts calculated based on the average shares outstanding during the period.
(2)  Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(3)  Annualized for periods less than one full year.
(4)  For the period ended June 30, 2026, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, and deal expense and incentive fees was 1.89% of net assets on an annualized basis.
See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

Senior Securities
Class and Period Ended	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage Per Unit (2)	Involuntary Liquidating Preference Per Unit (3)	Average Market Value Per Unit (4)

Credit Facility (Bank of America, N.A.)
June 30, 2026	$300,000	$6,619	—	N/A
December 31, 2025	225,000	7,048	—	N/A
Credit Facility (JPMorgan Chase Bank, National Association)
June 30, 2026	$691,176	$6,619	—	N/A
December 31, 2025	695,159	7,048	—	N/A
December 31, 2024	564,069	9,015	—	N/A
December 31, 2023	326,492	10,439	—	N/A
December 31, 2022	315,344	6,420	—	N/A
December 31, 2021	274,771	4,206	—	N/A
Credit Facility (Société Générale / HSBC)
December 31, 2020	$73,702	$4,124	—	N/A
December 31, 2019	47,611	3,522	—	N/A
Credit Facility (Société Générale)
December 31, 2018	$30,600	$3,809	—	N/A
Mandatory Redeemable Preferred Shares*
June 30, 2026	$1,100,000	$78.44	$25.00	N/A
December 31, 2025	950,000	88.00	25.00	N/A
December 31, 2024	650,000	106.23	25.00	N/A
December 31, 2023	400,000	117.29	25.00	N/A
December 31, 2022	300,000	82.25	25.00	N/A
Note-on-Note Loan (Axos Bank)+
December 31, 2025	$27,686	$7,048	—	N/A
December 31, 2024	15,399	9,015	—	N/A
*    There were no mandatory redeemable preferred shares outstanding as of December 31, 2021, December 31, 2020, December 31, 2019 and
December 31, 2018.
+  There were no note-on-note loans outstanding as of June 30, 2026, December 31, 2023, December 31, 2022, December 31, 2021, December
31, 2020, December 31, 2019 and December 31, 2018.
(1) Total amount of each class of senior securities outstanding at principal value at the end of the period presented.
(2) The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness as calculated separately for each of the Preferred Shares and the applicable borrowings in accordance with Section 18(h) of the Investment Company Act of 1940. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a per share liquidation preference of $25). With respect to the credit facilities and note-on-note loans, the asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per Unit”.
(3) The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it.
The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.
(4) Not applicable to senior securities outstanding as of period end.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
As of June 30, 2026
(amounts in thousands, except share and per share data, unless otherwise indicated)
1. ORGANIZATION
Carlyle Tactical Private Credit Fund (together with its consolidated subsidiaries, the “Fund”) is a Delaware statutory trust formed on December 13, 2017, and structured as an externally managed, diversified, closed-end investment company. The Fund is managed by its Adviser, Carlyle Global Credit Investment Management L.L.C.
(“CGCIM” or the “Adviser”). Carlyle Global Credit Administration L.L.C. (the “Administrator”) provides the administrative services necessary for the Fund to operate. Both the Adviser and the Administrator are wholly owned subsidiaries of Carlyle Investment Management L.L.C. The Fund is registered under the Investment Company Act of
1940, as amended (together with the rules and regulations promulgated thereunder, the “Investment Company Act”), and operates as an interval fund. In addition, the Fund has elected to be treated, and intends to continue to comply with the requirements to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal
Revenue Code of 1986, as amended (together with the rules and regulations promulgated thereunder, the “Code”). The
Fund engages in a continuous offering of shares and will offer to make quarterly repurchases of shares at net asset value.
On June 4, 2018 (Commencement of Operations), the Fund completed its initial offering of shares of beneficial interest and subsequently commenced substantial investment operations. Effective November 4, 2019, the Fund changed its name from “OFI Carlyle Private Credit Fund” to “Carlyle Tactical Private Credit Fund.” Prior to October
24, 2019, the Fund’s Adviser was OC Private Capital, LLC, a joint venture between an affiliate of Invesco Ltd. and
Carlyle Investment Management L.L.C., the parent company of CGCIM.
OCPC Credit Facility SPV LLC (the “OCPC SPV”) is a Delaware limited liability company that was formed on March 11, 2018. The OCPC SPV is a wholly owned subsidiary of the Fund and is consolidated in these consolidated financial statements commencing from the date of its formation. As of June 30, 2026, the Fund’s net assets were
$4,469,894, of which $1,976,895 or 44.2% is represented by the OCPC SPV’s net assets.
CTAC Bedford Lender, LLC (“CTAC Bedford”) is a Delaware limited liability company that was formed on
February 6, 2024. CTAC Bedford is a wholly owned subsidiary of the Fund and is consolidated in these consolidated financial statements commencing from the date of its formation. As of June 30, 2026, CTAC Bedford had no net assets.
See Note 7, Borrowings, for more information related to the activities of CTAC Bedford.
CTAC Barracuda SPV LLC (the “Barracuda SPV”) is a Delaware limited liability company that was formed on October 18, 2024. Barracuda SPV is a wholly owned subsidiary of the Fund and is consolidated in these consolidated financial statements commencing from the date of its formation. As of June 30, 2026, the net assets of the
Barracuda SPV were $342,830, which represents 7.7% of the Fund’s total net assets.
The Fund’s investment objective is to produce current income. The Fund seeks to achieve its investment objective by opportunistically allocating its assets across a wide range of credit strategies. Under normal circumstances, the Fund will invest at least 80% of its assets in private credit instruments. The Fund will opportunistically allocate its investments in private credit instruments across any number of the following credit strategies: (a) liquid credit
(including broadly syndicated loans); (b) direct lending (including first lien loans, second lien loans, unitranche loans, and mezzanine debt); (c) opportunistic credit; (d) structured credit (including collateralized loan obligations, or
“CLOs”); (e) asset-backed finance; and (f) real assets credit (including infrastructure, aviation, and real estate). To a lesser extent, the Fund also may invest in hybrid capital, including credit-oriented investments, structured equity solutions, and stressed/dislocated investments. The Fund may invest in additional strategies in the future as opportunities in different strategies present. While some of the loans in which the Fund will invest pursuant to the foregoing may be secured, the Fund may also invest in debt and equity securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. The
Fund normally will invest in a number of different countries. There is no minimum or maximum limit on the amount of the Fund’s assets that may be invested in non-U.S. securities. The Fund’s portfolio composition is expected to change over time as the Adviser’s view changes on, among other things, the economic and credit environment (including with respect to interest rates) in which the Fund is operating.
The Fund may invest a substantial portion of its assets in credit instruments that are rated below investment grade by rating agencies or would be rated below investment grade if they were rated. Credit instruments that are rated

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
below investment grade (commonly referred to as “high yield” securities or “junk bonds”) are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal.
Because of the risks associated with investing in high yield securities, an investment in the Fund should be considered speculative. Some of the credit instruments will have no credit rating at all.
To qualify as a RIC, the Fund must, among other things, meet certain specified source-of-income and asset diversification requirements and timely distribute to its shareholders generally at least 90% of its investment company taxable income, as defined by the Code, for each year. Pursuant to this election, the Fund generally does not have to pay corporate level taxes on any income that it distributes to shareholders, provided that the Fund satisfies those requirements.
Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter and the distributor of the Fund’s shares. The Fund offers Class A, Class I, Class L, Class M, Class N, Class U, and Class Y shares. During the reporting period, the Fund’s shares were offered for sale on a daily basis for all of its share classes. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications directly attributable to that class. Class A, L, M, U and Y have separate distribution and/or service plans under which they pay fees. Class I and Class N do not pay such fees. The sales load payable by each investor depends upon the amount invested by the investor in the Fund, but may range from 0.00% to 3.50%.
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The consolidated financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company for the purposes of accounting and financial reporting in accordance with Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies (“ASC
946”). The consolidated financial statements include the accounts of the Fund and its wholly owned subsidiaries, the
OCPC SPV, Barracuda SPV, and CTAC Bedford. All significant intercompany balances and transactions have been eliminated. U.S. GAAP for an investment company requires investments to be recorded at fair value. The carrying value for all other assets and liabilities approximates their fair value.
The unaudited interim financial statements have been prepared in accordance with U.S. GAAP for interim financial information and pursuant to the requirements for reporting on Form N-CSR under Rule 30e-1 under the
Investment Company Act (17 CFR 270 30e-1) and Article 6 of Regulation S-X. In the opinion of management, all adjustments considered necessary for the fair presentation of consolidated financial statements for the interim periods presented have been included. These adjustments are of a normal, recurring nature. This semi-annual report should be read in conjunction with the Fund’s annual report on Form N-CSR for the year ended December 31, 2025. The results of operations of the six-month period ended June 30, 2026 are not necessarily indicative of the operating results to be expected for the full year.
Allocation of Income, Expenses, Gains and Losses
Income, expenses (other than those attributable to a specific class), gains and losses are allocated to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Class-specific expenses such as distribution and service plan fees, transfer and shareholder servicing fees, and shareholder communications expenses are broken out by class in the Consolidated Statement of Operations.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make assumptions and estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
the reporting period. Management’s estimates are based on historical experience and other factors, including expectations of future events that management believes to be reasonable under the circumstances. It also requires management to exercise judgment in the process of applying the Fund’s accounting policies. Assumptions and estimates regarding the valuation of investments and their resulting impact on base management and incentive fees involve a higher degree of judgment and complexity and these assumptions and estimates may be significant to the consolidated financial statements. Actual results could differ from these estimates and such differences could be material.
Investments
Investment transactions are recorded as of the applicable trade date. Realized gains or losses are measured by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation previously recognized, and includes investments charged off during the period, net of recoveries. Net change in unrealized appreciation or depreciation on investments as presented in the accompanying Consolidated Statement of Operations reflects the net change in the fair value of investments, including the reversal of previously recorded unrealized appreciation or depreciation when gains or losses are realized. See Note 3, Fair Value Measurements, for further information about fair value measurements.
Derivative Instruments
ASC Topic 815, Derivatives and Hedging, establishes accounting and reporting standards for derivative instruments and hedging activities. From time to time, the Fund may directly or indirectly, use various derivative instruments including, but not limited to, options contracts, futures contracts, forward contracts, options on futures contracts, indexed securities, credit default swaps, interest rate swaps, and other swap agreements primarily for hedging and risk management purposes. The Fund recognizes all derivative instruments as assets or liabilities at fair value in its consolidated financial statements. For derivative instruments designated in a hedge accounting relationship, the entire change in the fair value of the hedging instrument will be recorded in the same line item of the Consolidated Statement of Operations as the hedged item. See Note 4, Derivative Instruments, for further information about the Fund’s use and designation of derivative instruments.
Offsetting of Assets and Liabilities
The Fund presents over-the-counter (“OTC”) derivatives that are executed with the same counterparty under the same master netting agreement on a net basis when the criteria for the right of offset are met. The Fund has elected to offset fair value amounts recognized for cash collateral receivables and/or payables and fair value amounts recognized for derivative positions executed with the same counterparty under the same master netting arrangement.
See Note 4, Derivative Instruments, for amounts recognized for cash collateral receivables and/or payables that have been offset against net derivative positions and amounts under master netting arrangements that have not been offset against net derivative positions, if applicable.
Cash, Cash Equivalents, and Restricted Cash
Cash, cash equivalents, and restricted cash consist of demand deposits and highly liquid investments (e.g., money market funds and U.S. Treasury notes) with original maturities of three months or less. Cash equivalents are carried at amortized cost, which approximates fair value. Restricted cash includes cash held on deposit in cash collateral accounts that serve as collateral for the borrowings under the credit facility and would be applied to the amounts owed under the credit facility in an event of default (See Note 7, Borrowings). As of June 30, 2026, the Fund had a restricted cash balance of $59,464 which represents amounts that are collected by trustees who have been appointed as custodians of the assets securing certain of the Fund’s financing transactions, and held for payment of interest expense and principal on the outstanding borrowings, or reinvestment into new assets. The Fund’s cash, cash equivalents, and restricted cash are held at one or more large financial institutions and cash held in such financial institutions may, at times, exceed the Federal Deposit Insurance Corporation insured limit.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
Revenue Recognition
Interest from Investments
Interest income is recorded on an accrual basis and includes the accretion of discounts and amortization of premiums. Discounts from and premiums to par value on debt investments purchased are accreted/amortized into interest income over the life of the respective security using the effective interest method. The amortized cost of debt investments represents the original cost, including origination fees and upfront fees received that are deemed to be an adjustment to yield, adjusted for the accretion of discounts and amortization of premiums, if any.
The Fund has loans in its portfolio that contain payment-in-kind (“PIK”) provisions. PIK represents interest that is accrued and recorded as interest income at the contractual rates, increases the loan principal on the respective capitalization dates, and is generally due at maturity. As of June 30, 2026, the fair value of the fixed income debt securities in the portfolio with PIK provisions was $982,528, which represents approximately 15.3% of the total investments at fair value. For the six-month period ended June 30, 2026, the Fund earned $35,318 in PIK interest income, which is included in PIK interest income in the Consolidated Statement of Operations.
The Fund has loans in its portfolio that are first lien/last out loans. The Fund may receive additional interest and/or discount from an agreement with other lenders on such positions and includes such income, calculated in accordance with the effective interest rate method, as interest income in the Consolidated Statement of Operations.
CLO equity investments and asset-backed security (“ABS”) residual equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flow, as required by ASC Topic 325-40, Beneficial Interest in Securitized Financial Assets.
Dividend Income
Dividend income on preferred equity securities is recorded on an accrual basis to the extent that such amounts are expected to be collected. Dividend income on common equity securities, if any, is recorded on the record date for private portfolio companies or on the ex-dividend date for publicly-traded companies. As of June 30, 2026, the fair value of the preferred stock securities in the portfolio with PIK provisions was $272,618, which represents approximately 4.3% of the total investments at fair value. For the six-month period ended June 30, 2026, the Fund earned $15,723 in PIK dividends, which is included in PIK dividends in the Consolidated Statement of Operations.
Other Income
Other income may include income such as consent, waiver, amendment, unused, syndication, arranger, and prepayment fees associated with the Fund’s investment activities. Such fees are recognized as income when earned or the services are rendered. The Fund may receive fees for guaranteeing the outstanding debt of a portfolio company.
Such fees are amortized into other income over the life of the guarantee. The unamortized amount, if any, is included in other assets in the accompanying Consolidated Statement of Assets and Liabilities.
Non-Accrual Income
Loans are generally placed on non-accrual status when principal or interest payments are past due or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to the cost basis depending upon management’s judgment regarding collectability.
Non-accrual loans are restored to accrual status when past due principal and interest are current or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in management’s judgment, are likely to remain current. Management may determine not to place a loan on non-accrual status if the loan has sufficient collateral value and is in the process of collection. As of June 30, 2026, the fair value of the investments in the portfolio on non-
accrual status was $17,772.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
Borrowing Related Costs, Expenses, and Deferred Financing Costs (See Note 7, Borrowings)
On May 5, 2021, the OCPC SPV closed on a loan and security agreement with JPMorgan Chase Bank,
National Association (the “JPM Credit Facility”), which was subsequently amended to increase the commitment. The agreement provides the OCPC SPV with an asset-backed credit facility.
On March 5, 2024, CTAC Bedford entered into a loan and security agreement with Axos Bank (the “Axos
Note-on-Note Loan”) to deploy note-on-note financing for the Fund’s investment in Bedford Beverly B, LLC. Effective as of March 3, 2026, the Fund’s investment in Bedford Beverly B, LLC was fully repaid along with the Axos Note-on-
Note Loan.
On January 6, 2025, the Barracuda SPV closed on a credit agreement with Bank of America, N.A. (the “BofA
Credit Facility”). The agreement provides the Barracuda SPV with an asset-backed credit facility.
Interest expense, unused commitment fees, and administration fees on the credit facilities and loans are recorded on an accrual basis. Unused commitment fees and administration fees are included in interest expense and fees on borrowings in the accompanying Consolidated Statement of Operations.
The JPM Credit Facility and BofA Credit Facility are recorded at carrying value, which approximates fair value.
Mandatory Redeemable Preferred Shares (See Note 8, Mandatory Redeemable Preferred Shares)
The Fund authorized and issued thirteen series of Mandatory Redeemable Preferred Shares (“MRP Shares”) on
various dates from 2022 to 2026. The Fund carries its MRP Shares at amortized cost, including hedge basis adjustments, and such shares are included as a liability in the Consolidated Statement of Assets and Liabilities.
Dividends to holders of MRP Shares are accrued daily. Issuance costs on the MRP Shares are amortized over the life of the respective MRP Shares.
Distribution and Shareholder Service Plan Fees
Distribution and Shareholders Service Plan Fees consist primarily of fees and expenses incurred in connection with the offering of shares, including legal, underwriting, printing, and other costs, as well as costs associated with the preparation and filing of applicable registration statements. Distribution and Shareholder Service Plan Fees are charged against equity when incurred. The Fund offers its shares on a continual basis through the Distributor. Fees can be up to
0.75% of a class’s average monthly net assets. The fees are included in the distribution and service plan fees in the
Consolidated Statement of Operations.
Transfer Agent Fees
Transfer Agent Fees consist primarily of fees and expenses incurred in connection with electronic processing of client orders, fund transfers between clients and the Fund, client maintenance and documentation. The Fund pays the
Transfer Agent a fee based on various factors, including number of accounts and filings. SS&C GIDS, Inc. (the
“Transfer Agent”) serves as the transfer agent for the Fund. The Fund has entered into arrangements with one or more financial intermediaries to provide sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts. In return for these services, the Fund pays sub-transfer agency fees to such financial intermediaries. Fees incurred with respect to these services are included in transfer and shareholder servicing agent fees in the Consolidated Statement of Operations.
Income Taxes
For federal income tax purposes, the Fund has elected to be treated as a RIC under the Code, and intends to make the required distributions to its shareholders as specified therein. In order to qualify as a RIC, the Fund must meet certain minimum distribution, source-of-income and asset diversification requirements. If such requirements are met,

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
then the Fund is generally required to pay income taxes only on the portion of its taxable income and gains it does not distribute.
The minimum distribution requirements applicable to RICs require the Fund to distribute to its shareholders at least 90% of its investment company taxable income (“ICTI”), as defined by the Code, each year (the “Annual
Distribution Requirement”). ICTI includes non-cash income such as PIK income. Depending on the level of ICTI earned in a tax year, the Fund may choose to carry forward ICTI in excess of current year distributions into the next tax year. Any such carryover ICTI must be distributed before the end of that next tax year through a dividend declared prior to filing the final tax return related to the year which generated such ICTI.
In addition, based on the excise distribution requirements, the Fund is subject to a 4% nondeductible federal excise tax on undistributed income unless the Fund distributes in a timely manner an amount at least equal to the sum of
(1) 98% of its ordinary income for each calendar year, (2) 98.2% of capital gain net income (both long-term and short-
term) for the one-year period ending October 31 in that calendar year and (3) any income realized, but not distributed, in the preceding year. For this purpose, however, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax is considered to have been distributed. The Fund intends to make sufficient distributions each taxable year to satisfy the excise distribution requirements as reasonably practicable.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing its consolidated financial statements to determine whether the tax positions are “more-likely than not” to be sustained by the applicable tax authority. The OCPC SPV, Barracuda SPV, and CTAC Bedford are disregarded entities for tax purposes and are consolidated with the tax return of the Fund. All penalties and interest associated with income taxes, if any, are included in income tax expense.
Due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Dividends and Distributions to Shareholders of Beneficial Interest
To the extent that the Fund has taxable income available, the Fund intends to make monthly distributions to its common shareholders. Estimated dividends and distributions to shareholders of beneficial interest will accrue daily based on the day’s income and expense activity. Dividends and distributions to shareholders of beneficial interest are recorded on the record date executed at the pre-dividend reinvestment program NAV per share. The amount to be distributed is determined by the Board of Trustees each month and is generally based upon the taxable earnings estimated by management and available cash. Net realized capital gains, if any, are generally distributed at least annually, although the Fund may decide to retain such capital gains for investment.
The Fund has an “opt out” dividend reinvestment plan that provides for reinvestment of dividends and other distributions on behalf of the shareholder, other than those shareholders who have “opted out” of the plan. As a result of adopting the plan, if the Board of Trustees authorizes, and the Fund declares, a cash dividend or distribution, the shareholders who have not elected to “opt out” of the dividend reinvestment plan will have their cash dividends or distributions automatically reinvested in additional shares of the Fund’s shares of beneficial interest, rather than receiving cash. Each registered shareholder may elect to have such shareholder’s dividends and distributions distributed in cash rather than participate in the plan. For any registered shareholder that does not so elect, distributions on such shareholder’s shares will be reinvested by the Transfer Agent, the Fund’s plan administrator, in additional shares. The number of shares to be issued to the shareholder will be determined based on the total dollar amount of the cash distribution payable, net of applicable withholding taxes.
Functional Currency
The functional currency of the Fund is the U.S. Dollar. Investments are generally made in the local currency of the country in which the investments are domiciled and are translated into U.S. Dollars with foreign currency remeasurement gains or losses recorded within net change in unrealized appreciation (depreciation) on investments in the accompanying Consolidated Statement of Operations. Foreign currency remeasurement gains and losses on non-
investment assets and liabilities are separately reflected in the accompanying Consolidated Statement of Operations.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
Commitments and Contingencies
ASC Topic 440, Commitments (“ASC 440”)¸ and ASC Topic 450, Loss Contingencies (“ASC 450”), establish accounting and reporting standards for certain commitments and contingencies, respectively. In accordance with ASC
440, material commitments, if any, are disclosed in the accompanying consolidated financial statements (see Note 9,
Commitments and Contingencies). A liability is only recorded by the Fund for a commitment if a triggering event occurs which satisfies liability recognition criteria. Liabilities for loss contingencies are recorded when it is probable that a liability has been incurred and can be reasonably estimated.
Recent Accounting Standards Updates
In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, which requires disaggregated disclosures of certain categories of expenses on an annual and interim basis including employee compensation, depreciation, and intangible asset amortization for each income statement line item that contains those expenses. The guidance is effective for fiscal years beginning after December 15, 2026 and interim periods beginning after December 15, 2027. The Fund is currently evaluating the impact of adopting this guidance on its consolidated financial statements.
In November 2025, the FASB issued ASU 2025-09, Derivatives and Hedging (Topic 815): Hedge Accounting
Improvements, which amends certain aspects of the hedge accounting guidance in ASC 815 to more closely align hedge accounting with an entity’s risk management activities, including changes to the assessment of hedge effectiveness for cash flow hedges of groups of forecasted transactions. The guidance is effective for fiscal years beginning after
December 15, 2026, and interim reporting periods within those fiscal years, with early adoption permitted. The Fund is currently evaluating the impact of adopting this guidance on its consolidated financial statements.
3. FAIR VALUE MEASUREMENTS
The Fund applies fair value accounting in accordance with the terms of FASB ASC Topic 820, Fair Value
Measurement (“ASC 820”). ASC 820 defines fair value as the amount that would be exchanged to sell an asset or transfer a liability in an orderly transfer between market participants at the measurement date. The Fund values securities/instruments traded in active markets on the measurement date by multiplying the bid price of such traded securities/instruments by the quantity of shares or amount of the instrument held. The Fund may also obtain quotes with respect to certain of its investments, such as its securities/instruments traded in active markets and its liquid securities/
instruments that are not traded in active markets, from pricing services, brokers, or counterparties (i.e., “consensus pricing”). When doing so, the Adviser determines whether the quote obtained is sufficient according to U.S. GAAP to determine the fair value of the security. The Fund may use the quote obtained or alternative pricing sources may be utilized including valuation techniques typically utilized for illiquid securities/instruments.
The Board of Trustees has designated the Adviser as the Fund’s valuation designee for purposes of Rule 2a-5 under the Investment Company Act to perform the fair value determination of all of the Fund’s assets in accordance with the terms of ASC 820. Securities/instruments that are illiquid or for which the pricing source does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Adviser, does not represent fair value shall each be valued as of the measurement date using all techniques appropriate under the circumstances and for which sufficient data is available. These valuation techniques may vary by investment and include comparable public market valuations, comparable precedent transaction valuations and/or discounted cash flow analyses. The Adviser engages third-party valuation firms to provide independent prices on securities/instruments that are illiquid or for which the pricing source does not provide a valuation. The Adviser’s Valuation Committee (the
“Valuation Committee”) reviews the assessments of the third-party valuation firms and provides any recommendations with respect to changes to the fair value of each investment in the portfolio and approves the fair value of each investment in the portfolio in good faith based on the input of the third-party valuation firms. If the Adviser reasonably believes a valuation from an independent valuation firm or pricing vendor is inaccurate or unreliable, the Valuation
Committee will consider an “override” of the particular valuation. The Valuation Committee will consider all available information at its disposal prior to making a valuation determination.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
All factors that might materially impact the value of an investment are considered, including, but not limited to, the assessment of the following factors, as relevant:
•the nature and realizable value of any collateral;
•call features, put features, and other relevant terms of debt;
•the portfolio company’s leverage and ability to make payments;
•the portfolio company’s public or private credit rating;
•the portfolio company’s actual and expected earnings and discounted cash flow;
•prevailing interest rates and spreads for similar securities and expected volatility in future interest rates;
•the markets in which the portfolio company does business and recent economic and/or market events; and
•comparisons to comparable transactions and publicly traded securities.
Investment performance data utilized are the most recently available financial statements and compliance certificates received from the portfolio companies as of the measurement date, which in many cases may reflect a lag in information.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Because of the inherent uncertainty of valuation, these estimated values may differ significantly from the values that would have been reported had a ready market for the investments existed, and it is reasonably possible that the difference could be material.
In addition, changes in the market environment and other events that may occur over the life of the investments may cause the realized gains or losses on investments to be different from the net change in unrealized appreciation or depreciation currently reflected in the consolidated financial statements as of June 30, 2026.
U.S. GAAP establishes a hierarchical disclosure framework which ranks the level of observability of market price inputs used in measuring investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment and the characteristics specific to the investment and state of the marketplace, including the existence and transparency of transactions between market participants. Investments with readily available quoted prices or for which fair value can be measured from quoted prices in active markets generally have a higher degree of market price observability and a lesser degree of judgment applied in determining fair value.
Investments measured and reported at fair value are classified and disclosed based on the observability of inputs used in determination of fair values, as follows:
•Level 1—inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date. Financial instruments in this category generally include unrestricted securities, including equities and derivatives, listed in active markets. The Adviser does not adjust the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.
•Level 2—inputs to the valuation methodology are either directly or indirectly observable as of the reporting date and are those other than quoted prices in active markets. Financial instruments in this category generally include less liquid and restricted securities listed in active markets, securities traded in other than active markets, government and agency securities, and certain over-the-counter derivatives where the fair value is based on observable inputs.
•Level 3—inputs to the valuation methodology are unobservable and significant to overall fair value measurement. The inputs into the determination of fair value require significant management judgment or estimation. Financial instruments in this category generally include investments in privately-held entities, non-
investment grade residual interests in securitizations, collateralized loan obligations, and certain over-the-
counter derivatives where the fair value is based on unobservable inputs.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.
In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the overall fair value measurement. The Adviser’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.
Transfers between levels, if any, are recognized at the beginning of the period in which the transfers occur.
During the six-month period ended June 30, 2026, there were transfers of $20,665 into Level 3 and transfers of $4,762 out of Level 3. Transfers into and out of Level 3 were primarily due to decreased or increased price transparency, respectively, and are based on the Fund’s policy to determine the fair value hierarchy utilizing available quoted prices in active markets, the bid-ask spread and the liquidity of the investment.
The following table summarizes the Fund’s investments measured at fair value on a recurring basis by the above fair value hierarchy levels as of June 30, 2026:

	As of June 30, 2026
	Level 1	Level 2	Level 3	Total
Assets
Corporate Loans
First Lien Debt	$—	$780,503	$3,597,904	$4,378,407
Second Lien Debt	—	—	45,378	45,378
Corporate Bonds
Secured	—	20,839	170,835	191,674
Unsecured	—	11,967	51,600	63,567
Collateralized Loan Obligations	—	—	854,061	854,061
Asset-Backed Securities	—	—	273,205	273,205
Preferred Stock	—	—	318,141	318,141
Common Stock	21	—	175,253	175,274
Warrants	—	—	13,304	13,304
Money Market Funds	97,591	—	—	97,591
Total Investments, at Fair Value	$97,612	$813,309	$5,499,681	$6,410,602
Interest Rate Swaps	$—	$(5,337)	$—	$(5,337)
Forward Foreign Currency Contracts	—	(23,963)	—	(23,963)

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
The changes in the Fund’s investments at fair value for which the Fund has used Level 3 inputs to determine fair value and net change in unrealized appreciation (depreciation) included in earnings for Level 3 investments still held are as follows:

	For the Six Months Ended June 30, 2026
	Corporate Loans		Corporate Bonds		Collateralized Loan Obligations	Asset-Backed Securities	Preferred Stock	Common Stock	Warrants	Total
	First Lien Debt	Second Lien Debt	Secured	Unsecured
Balance, beginning of period	$3,563,234	$88,956	$233,025	$50,997	$939,474	$316,183	$252,524	$111,687	$14,263	$5,570,343
Purchases	445,454	20,762	29,555	942	121,310	27,631	72,600	65,779	—	784,033
Sales and paydowns	(374,080)	(61,232)	(84,105)	(469)	(158,543)	(43,397)	(327)	(3,046)	(1,421)	(726,620)
Accretion of discount (premium)	7,242	57	573	122	97	35	—	—	—	8,126
Net realized gains (losses)	(25,601)	543	(10,253)	475	(7,012)	(160)	22	149	(673)	(42,510)
Net change in unrealized appreciation (depreciation)	(34,248)	(3,708)	2,040	(467)	(41,265)	(27,087)	(6,678)	684	1,135	(109,594)
Transfers into Level 3	20,665	—	—	—	—	—	—	—	—	20,665
Transfers out of Level 3	(4,762)	—	—	—	—	—	—	—	—	(4,762)
Balance, end of period	$3,597,904	$45,378	$170,835	$51,600	$854,061	$273,205	$318,141	$175,253	$13,304	$5,499,681
Net change in unrealized appreciation (depreciation) included in earnings related to investments still held at the reporting date	$(56,924)	$(3,272)	$(3,403)	$(394)	$(45,070)	$(26,663)	$(6,588)	$846	$469	$(140,999)

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
The Fund generally uses the following framework when determining the fair value of investments that are categorized as Level 3:
Investments in debt securities are initially evaluated to determine whether the enterprise value of the portfolio company is greater than the applicable debt. The enterprise value of the portfolio company is estimated using a market approach and an income approach. The market approach utilizes market value (EBITDA) multiples of publicly traded comparable companies and available precedent sales transactions of comparable companies. The Fund carefully considers numerous factors when selecting the appropriate companies whose multiples are used to value its portfolio companies. These factors include, but are not limited to, the type of organization, similarity to the business being valued, relevant risk factors, as well as size, profitability, and growth expectations. The income approach typically uses a discounted cash flow analysis of the portfolio company.
Investments in debt securities that do not have sufficient coverage through the enterprise value analysis are valued using an asset approach, which is based on an expected probability of default and discount recovery analysis.
Investments in debt securities with sufficient coverage through the enterprise value analysis are generally valued using a discounted cash flow analysis of the underlying security. Projected cash flows in the discounted cash flow typically represent the relevant security’s contractual interest, fees, and principal payments plus the assumption of full principal recovery at the security’s expected maturity date. The discount rate to be used is determined using market-
based methodologies. Investments in debt securities may also be valued using consensus pricing.
The fair value of CLOs is estimated based on various valuation models from third-party pricing services.
Those analyses consider the current trading activity, position size, liquidity, current financial condition of the CLOs, the third-party financing environment, reinvestment rates, recovery lags, discount rates, and default forecasts. The Fund corroborates quotations from pricing services either with other available pricing data and subsequent or recent trading information. These securities are classified as Level 3.
The fair value of ABS is generally valued by third-party pricing services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. These securities are classified as Level 3.
Investments in equities are generally valued using an income approach, market approach, and/or consensus pricing. The income approach typically uses a discounted cash flow analysis of the portfolio company. The market approach utilizes EBITDA multiples of publicly traded comparable companies and available precedent sales transactions of comparable companies.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
The following table summarizes the quantitative information related to the significant unobservable inputs for
Level 3 instruments which are carried at fair value as of June 30, 2026:

	Fair Value as of June 30, 2026	Valuation Techniques	Significant Unobservable Inputs	Range		Weighted Average	Impact to Valuation from Increase in Input
				Low	High
Corporate Loans
First Lien Debt	$3,391,039	Income Approach	Discount Rate	7.9%	20.8%	10.6%	Lower
	110,257	Consensus Pricing	Indicative Quotes	23.08	100.13	89.76	Higher
	96,608	Market Approach	Comparable Multiple	7.75x	11.00x	9.44x	Higher
Second Lien Debt	43,608	Income Approach	Discount Rate	14.3%	21.7%	17.3%	Lower
	1,770	Consensus Pricing	Indicative Quotes	88.50	88.50	88.50	Higher
Corporate Bonds
Secured	170,835	Income Approach	Discount Rate	8.2%	19.3%	11.3%	Lower
Unsecured	51,600	Income Approach	Discount Rate	8.2%	12.3%	9.6%	Lower
Collateralized Loan Obligations	853,082	Consensus Pricing	Indicative Quotes	1.47	101.35	92.78	Higher
	979	Income Approach	Discount Rate	20.0%	20.0%	20.0%	Lower
Asset-Backed Securities	197,203	Income Approach	Discount Rate	2.3%	31.2%	7.5%	Lower
	76,002	Consensus Pricing	Indicative Quotes	93.44	31,000.00	7,295.68	Higher
Preferred Stock	304,147	Income Approach	Discount Rate	11.7%	16.5%	14.5%	Lower
	4,132	Recent Transaction	Transaction Price	100.0%	100.0%	100.0%	Higher
	9,862	Market Approach	Comparable Multiple	8.80x	17.14x	13.31x	Higher
Common Stock	120,347	Income Approach	Discount Rate	5.1%	17.5%	15.5%	Lower
	873	Recent Transaction	Transaction Price	100%	100%	100%	Higher
	53,600	Market Approach	Comparable Multiple	7.38x	21.50x	8.23x	Higher
	433	Asset Approach	N/A	—	—	—	N/A
Warrants	13,304	Market Approach	Comparable Multiple	10.50x	16.50x	11.26x	Higher
Total Level 3 Investments	$5,499,681
Net Asset Value Valuation
The Fund calculates per share price for the beneficial interests of the Fund on a daily basis (each calculation date herein referred to as the “Valuation Date”). The Fund calculates the per share price based on the net asset value of each Class of shares as of approximately 4:00 P.M. Eastern Time, on each Valuation Date, except in the case of a scheduled early closing of the New York Stock Exchange (the “Exchange”), in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
As the Fund’s valuation designee, the Adviser is responsible for the accuracy, reliability, and completeness of any market or fair market valuation determinations made with respect to the Fund’s assets.
4. DERIVATIVE INSTRUMENTS
The Fund uses interest rate swap contracts to seek to mitigate interest rate risk associated with some of the
Fund’s fixed rate MRP Shares. The Fund has designated certain interest rate swaps held as fair value hedging instruments. The net change in the fair value of the interest rate swaps and the hedged instruments as it relates to the hedged risks is recorded in interest expense and fees on borrowings in the Consolidated Statement of Operations. The fair value of the interest rate swaps, which is netted against the cash collateral, is recorded in prepaid expenses and other assets and/or other accrued expenses and liabilities, as applicable, in the Consolidated Statement of Assets and
Liabilities. The fair value of any interest rate swaps entered into by the Fund and not designated as hedging instruments is recorded at fair value in the Consolidated Statement of Assets and Liabilities. Unrealized gains (losses) are recorded in the Consolidated Statement of Operations as part of the net change in unrealized appreciation (depreciation) on these interest rate swaps contracts. For more details on the fair value measurements of derivative instruments and the Fund’s
MRP Shares, please refer to Note 3, Fair Value Measurements, and Note 8, Mandatory Redeemable Preferred Shares.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
Under the terms of its interest rate swap contracts, the Fund is required to pledge assets as collateral to secure its obligations underlying the instruments. The required collateral amount varies over time based on the mark-to-market values, notional amounts and remaining terms of the instruments, which may exceed the amount owed by the Fund on a mark-to-market basis. Any failure by the Fund to fulfill any collateral requirements may result in a default. In the event of a default by the counterparty, the Fund would be an unsecured creditor to the extent of any such overcollateralization.
The table below summarizes the outstanding interest rate swap contracts, which are all designated as hedging instruments, as of June 30, 2026.

Interest Rate Swaps as of June 30, 2026
Derivative Contracts	Maturity Date	Pay(1)	Receive	Fixed Rate	Notional Amount	Change in Unrealized Gain / (Loss)	Fair Value
Interest Rate Swap	3/8/2027	Floating	Fixed	3.55%	$75,000	$(1,164)	$(200)
Interest Rate Swap	3/7/2029	Floating	Fixed	3.29%	25,000	(1,110)	(434)
Interest Rate Swap	9/1/2027	Floating	Fixed	2.79%	75,000	(2,810)	(1,060)
Interest Rate Swap	9/1/2027	Floating	Fixed	4.07%	25,000	(294)	6
Interest Rate Swap	11/16/2027	Floating	Fixed	4.36%	50,000	(339)	199
Interest Rate Swap	9/17/2029	Floating	Fixed	4.27%	100,000	(1,215)	890
Interest Rate Swap	9/16/2031	Floating	Fixed	4.21%	100,000	(1,389)	1,242
Interest Rate Swap	9/9/2030	Floating	Fixed	3.75%	100,000	(1,925)	(734)
Interest Rate Swap	9/8/2032	Floating	Fixed	3.81%	100,000	(1,928)	(813)
Interest Rate Swap	4/2/2035	Floating	Fixed	3.89%	100,000	(1,748)	(964)
Interest Rate Swap	3/12/2029	Floating	Fixed	3.27%	100,000	(1,804)	(1,804)
Interest Rate Swap	6/23/2036	Floating	Fixed	3.65%	50,000	(1,665)	(1,665)
Total					$900,000	$(17,391)	$(5,337)
Cash Collateral Pledged / (Received) (2)					—	—	3,791
Total Interest Rate Swaps					$900,000	$(17,391)	$(1,546)
(1) The Fund pays floating rate at 3-month Term SOFR on all interest rate swaps held.
(2) As of June 30, 2026, there was $23 of cash collateral available to offset with Macquarie Bank Limited, and $3,768 available to offset with
Goldman Sachs & Co. LLC.
The Fund uses forward foreign currency contracts (“forward contracts”) to seek to mitigate foreign currency risk related to some of the Fund’s non-U.S. dollar denominated investments. The fair value of the Fund’s investments in the forward contracts was based on the estimated forward contract rates on the estimated settlement dates of the contracts and classified within Level 2 of the fair value hierarchy. Unrealized gains (losses) are recorded in the
Consolidated Statement of Operations as part of the net change in unrealized appreciation (depreciation) on forward foreign currency contracts. Realized gains (losses) are recorded at the time the forward contract is settled.
The terms of the contracts were as follows:

Forward Foreign Currency Contracts as of June 30, 2026
Derivative Contracts	Average Daily Notional Amount Outstanding for the Six Months Ended June 30, 2026	Net Realized Gain (Loss)	Change in Unrealized Gain / (Loss)	Net Assets Derivatives Value	Net Liabilities Derivatives Value
Forward Foreign Currency Contracts	$1,256,394	$(3,888)	$46,223	$7,932	$31,895
Cash Collateral Pledged / (Received)				—	—
Net amount presented in the Consolidated Statement of Assets and Liabilities				$7,932	$31,895
The Fund is subject to an enforceable master netting agreement with its counterparties. This agreement governs the terms of certain transactions and reduces the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Master netting agreements may not be specific to each different asset type; in such instances, they would allow the party to close out and net its total exposure to a specified counterparty in the event of a default with respect to any and all the transactions

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
governed under a single agreement with the counterparty. Collateral or margin requirements are contract specific for
OTC traded derivatives. Although collateral or margin requirements may differ by type of derivative or investment, as applicable, the Fund typically receives cash posted as collateral (with rights of rehypothecation) or agrees to have such collateral posted to a third-party custodian under a tri-party arrangement that enables a party to take control of such collateral in the event of a counterparty default. As of June 30, 2026, the Fund had four counterparties: Citibank, N.A.
(“Citi”), Deutsche Bank AG (“Deutsche”), Goldman Sachs & Co. LLC (“Goldman”), and Macquarie Bank Limited
(“Macquarie”).
International Swaps and Derivatives Association (“ISDA”) Agreements govern OTC derivative transactions entered into by the Fund and select counterparties. ISDA Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. Under the Fund’s ISDA Agreement for
OTC derivative contracts, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty. This requirement is based on the net asset value of the Fund, and a negotiated threshold amount for total exposure of derivatives in a net liability position. Certain of the Fund’s derivative contracts have been transacted pursuant to bilateral agreements with certain counterparties that may require the Fund to terminate the transactions or post additional collateral if the Fund’s net asset value declines below an agreed upon level (a “Trigger
Event”). As of June 30, 2026, the aggregate fair value of such derivative contracts executed with Macquarie was in a net liability position of $28,334, and the aggregate fair value of assets required to be posted by the Fund as collateral for these derivative contracts was $23. The aggregate fair value of such derivative contracts executed with Goldman was in a net liability position of $8,898, and the aggregate fair value of assets required to be posted by the Fund as collateral for these derivative contracts was $3,768. The aggregate fair value of such derivative contracts executed with Citi was in a net asset position of $6,374, and no collateral postings were required by the Fund. The aggregate fair value of such derivative contracts executed with Deutsche was in a net asset position of $1,558, and no collateral postings were required by the Fund. If a Trigger Event had occurred on June 30, 2026, for contracts in a net liability position where the counterparties are permitted to terminate the open derivative contracts, additional amounts of collateral may be required. Since the Commencement of Operations through June 30, 2026, the Fund did not experience any Trigger
Events.
The following table presents the effects of netting arrangements for derivative contracts presented in the
Consolidated Statement of Assets and Liabilities as of June 30, 2026.

	Counterparty	Gross Amount of Assets / (Liabilities)	Gross Amount Offset in the Consolidated Statement of Assets and Liabilities	Cash Collateral Pledged / (Received)	Net Amount Presented in the Consolidated Statement of Assets and Liabilities
Assets
Forward foreign currency contracts	Macquarie	$4,485	$(4,485)	$—	$—
Interest rate swap contracts	Macquarie	6	(6)	—	—
Forward foreign currency contracts	Goldman	2,196	(2,196)	—	—
Interest rate swap contracts	Goldman	2,331	(2,331)	—	—
Forward foreign currency contracts	Citi	6,440	(66)	—	6,374
Forward foreign currency contracts	Deutsche	1,558	—	—	1,558
Total Assets		$17,016	$(9,084)	$—	$7,932

Liabilities
Forward foreign currency contracts	Macquarie	$(31,131)	$4,485	$—	$(26,646)
Interest rate swap contracts	Macquarie	(1,694)	6	23	(1,665)	(1)
Forward foreign currency contracts	Goldman	(7,445)	2,196	—	(5,249)
Interest rate swap contracts	Goldman	(5,980)	—	3,768	(2,212)	(1)
Forward foreign currency contracts	Citi	(66)	66	—	—
Forward foreign currency contracts	Deutsche	—	—	—	—
Total Liabilities		$(46,316)	$6,753	$3,791	$(35,772)
(1)Interest rate swap contracts are included in the Consolidated Statement of Assets and Liabilities within Prepaid expenses and other assets, if the swaps are assets, and within Other accrued expenses and liabilities, if the swaps are liabilities.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
5. RELATED PARTY TRANSACTIONS
Due to Adviser
In the ordinary course of business, the Fund enters, and may continue to enter into transactions in which the
Adviser prepays for the Fund’s expenses that may be considered related party transactions. As of June 30, 2026, the
Fund does not owe the Adviser for expense reimbursements.
Investment Advisory Agreement
On May 24, 2018, the Fund’s Board of Trustees, including a majority of the trustees who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act (the “Independent Trustees”), approved an investment advisory agreement (the “Original Investment Advisory Agreement”) between the Fund and the OC Private
Capital, LLC in accordance with, and on the basis of an evaluation satisfactory to such trustees as required by Section
15(c) of the Investment Company Act.
The Board approved a second amended and restated investment advisory agreement (the “Investment Advisory
Agreement”), which became effective on July 1, 2022. Unless terminated earlier, the Investment Advisory Agreement renews automatically for successive annual periods, provided that such continuance is specifically approved at least annually by the vote of the Board of Trustees and by the vote of a majority of the Independent Trustees. The Investment
Advisory Agreement will automatically terminate in the event of an assignment and may be terminated by either party without penalty upon at least 60 days’ written notice to the other party. Subject to the overall supervision of the Board of Trustees, the Adviser provides investment advisory services to the Fund. For providing these services, the Adviser receives fees from the Fund consisting of two components—a base management fee and an incentive fee.
The base management fee is calculated at an annual rate of 1.00% of the Fund’s consolidated month-end
Managed Assets (such amount not to exceed, in any case, 1.50% of the Fund’s net assets). Managed Assets means the total assets of the Fund (including any assets attributable to any preferred shares that may be issued or to indebtedness)
minus the Fund’s liabilities other than liabilities relating to indebtedness.
The incentive fee is calculated and payable quarterly in arrears based upon the Fund’s pre-incentive fee net investment income for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a “catch-up”
feature.
Pursuant to the Investment Advisory Agreement, effective July 1, 2022, the Fund pays its Adviser an incentive fee with respect to its pre-incentive fee net investment income in each calendar quarter as follows:
•no incentive fee based on pre-incentive fee net investment income in any calendar quarter in which its pre-
incentive fee net investment income does not exceed the hurdle rate of 1.50%;
•100% of the portion of the Fund’s pre-incentive fee net investment income that exceeds the hurdle rate but is less than or equal to 1.765% (the “catch-up”) is payable to the Adviser if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds the hurdle rate but is less than or equal to 1.765% (7.06% annualized). The “catch-up”
provision is intended to provide the Adviser with an incentive fee of 15% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 1.765% of net assets;
and
•15% of the portion of the Fund’s pre-incentive fee net investment income that exceeds the “catch-up” will be payable to the Adviser if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the
Fund’s net assets in respect of the relevant calendar quarter, exceeds 1.765% (7.06% annualized). As a result, once the hurdle rate is reached and the catch-up is achieved, 15% of all the Fund’s pre-incentive fee net investment income thereafter is allocated to the Adviser.
For the six-month period ended June 30, 2026, base management fees were $32,724, and incentive fees related to pre-incentive fee net investment income were $32,014.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
As of June 30, 2026, $5,393 and $15,502 were included in management fees payable and incentive fees payable, respectively, in the accompanying Consolidated Statement of Assets and Liabilities.
Expense Limitation Agreement
The Adviser and the Fund have entered into the Expense Limitation Agreement under which the Adviser has agreed contractually for a one-year period ending April 30, 2027, with the option to renew annually, to waive its management fee and/or reimburse the Fund’s operating expenses on a monthly basis to the extent that the Fund’s total annualized fund operating expenses in respect of each class (excluding (i) expenses directly related to the costs of making investments, including interest and structuring costs for borrowing and line(s) of credit, taxes, brokerage costs, the Fund’s proportionate share of expenses related to co-investments, litigation and other unusual and infrequent expenses, (ii) Incentive Fees and (iii) any distribution and/or shareholder servicing fees) in respect of the relevant month exceed 2.00% of the month-end net asset value of such class (the “Expense Limitation”). In consideration of the
Adviser’s agreement to waive its management fee and/or reimburse the Fund’s operating expenses, the Fund has agreed to repay the Adviser in the amount of any waived management fees and Fund expenses reimbursed of each class subject to the limitation that reimbursement will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser, and (ii) the Adviser reimbursement does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any
Adviser reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the
Expense Limitation of such class or another expense limitation in place at that time. As of June 30, 2026, there were no remaining amounts subject to reimbursement by the Fund to the Adviser under the agreement. The Adviser does not owe the Fund any amounts for expense reimbursements as of June 30, 2026, and the Adviser did not recapture any previously waived and/or reimbursed amounts during the six-month period ended June 30, 2026.
Administration Agreement
On May 28, 2024, the Fund’s Board of Trustees approved an administration agreement (the “Administration
Agreement”) between the Fund and the Administrator. Pursuant to the Administration Agreement, the Administrator
provides services and receives reimbursements equal to an amount that reimburses the Administrator for its costs and expenses and the Fund’s allocable portion of overhead incurred by the Administrator in performing its obligations under the Administration Agreement, including the Fund’s allocable portion of the compensation paid to or compensatory distributions received by the Fund’s officers (including the Principal Financial Officer and Chief Compliance Officer)
and any of their respective staff who provide services to the Fund, operations staff who provide services to the Fund, and any internal audit staff, to the extent internal audit performs a role in the Fund’s Sarbanes-Oxley Act of 2002, as amended, internal control assessment. Reimbursement under the Administration Agreement occurs in arrears.
Unless terminated earlier, the Administration Agreement will continue in effect for two years from the approval date and thereafter renew automatically for successive annual periods, provided that such continuance is specifically approved at least annually by (i) the vote of the Board of Trustees or by a majority vote of the outstanding voting securities of the Fund and (ii) the vote of a majority of the Fund’s Trustees. The Administration Agreement may
not be assigned by a party without the consent of the other party and may be terminated by either party without penalty upon at least 60 days’ written notice to the other party.
For the six-month period ended June 30, 2026, the Fund incurred $1,345 in administrative service fees. As of
June 30, 2026, $1,079 was unpaid and included in administrative service fees payable in the accompanying
Consolidated Statement of Assets and Liabilities.
Board of Trustees
The Fund’s Board of Trustees currently consists of five members, three of whom are Independent Trustees.
The Board of Trustees has established an Audit Committee, a Nominating and Governance Committee and an
Independent Trustees Committee, the members of each of which consist entirely of the Fund’s Independent Trustees.
The Board of Trustees established a Valuation Committee composed of individuals affiliated with the Adviser to oversee the day-to-day procedures. The Board of Trustees may establish additional committees in the future. For the six-month period ended June 30, 2026, the Fund incurred $209 in fees and expenses associated with its Independent

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
Trustees’ services on the Fund’s Board of Trustees and its committees. As of June 30, 2026, $23 in fees or expenses associated with the Fund’s Independent Trustees were payable.
Shareholder Concentration
Related parties owned approximately 1% of the Fund’s total outstanding shares as of June 30, 2026. Related parties may include, but are not limited to, the Adviser and its affiliates, affiliated broker dealers, fund of funds, and directors or employees.
6. RISK FACTORS
Investment Risks
Portfolio Fair Value Risk
Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated OTC secondary market for institutional investors. The Adviser, as valuation designee, is responsible for the valuation of the Fund’s portfolio investments and implementing the portfolio valuation process set forth in the Adviser’s and the Fund’s valuation policy. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the U.S. Securities and Exchange Commission (“SEC”).
A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow, and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies' financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a daily basis and calculates a daily NAV per Share. The Adviser seeks to evaluate on a daily basis material information about the Fund’s portfolio companies;
however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.
Potential Conflicts of Interest Risk—Allocation of Investment Opportunities
The Adviser has adopted allocation procedures that are intended to treat each fund it advises in a manner that, over a period of time, is fair and equitable. The Adviser and its affiliates currently provide investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”).
Certain existing Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the
Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing
Advised Funds do not, and future Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency, and jurisdiction, or
(d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii)
current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/security;
and (ix) prior positions in a borrower/loan/security. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Adviser.
Loans
The Fund invests in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser can be realized upon liquidation, nor can there be any assurance that any related collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated.
Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchases if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee.
Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.
The portfolio may include first lien senior secured, second, and third lien loans and any other loans.
Asset-Backed Securities (“ABS”)
ABS are a form of structured debt obligation. In addition to the general risks associated with credit or debt securities discussed herein, ABS are subject to additional risks. While traditional fixed-income securities typically pay a fixed rate of interest until maturity, when the entire principal amount is due, an ABS represents an interest in a pool of assets, such as automobile loans, credit card receivables, home loans, solar loans, unsecured consumer loans, or student loans, that has been securitized and provides for monthly payments of interest, at a fixed or floating rate, and principal from the cash flow of these assets. This pool of assets (and any related assets of the issuing entity) is the only source of payment for the ABS. The ability of an ABS issuer to make payments on the ABS, and the timing of such payments, is therefore dependent on collections on these underlying assets. The recoveries on the underlying collateral (if any) may not, in some cases, be sufficient to support payments on these securities, which may result in losses to investors in an
ABS. In many circumstances, ABS are not secured by an interest in the related collateral. Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Certain asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity; however, the market price for such securities is not guaranteed and will fluctuate. The purchase of asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity. Asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying assets.
Generally, obligors may prepay the underlying assets in full or in part at any time, subjecting the Fund to prepayment risk related to the ABS it holds. While the expected repayment streams on ABS are determined by the contractual amortization schedules for the underlying assets, an investor’s yield to maturity on an ABS is uncertain and may be reduced by the rate and speed of prepayments of the underlying assets, which may be influenced by a variety of economic, social, and other factors. During periods of declining interest rates, prepayment of loans underlying ABS can be expected to accelerate. Accordingly, the Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments. Any prepayments, repurchases,

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
purchases, or liquidations of the underlying assets could shorten the average life of the ABS to an extent that cannot be fully predicted. Some ABS may be structured to include a period of rapid amortization triggered by events such as a significant rise in the default rate of the underlying collateral, a sharp drop in the credit enhancement level because of credit losses on the underlying assets, a specified regulatory event or the bankruptcy of the originator. A rapid amortization event will cause any revolving period to end earlier than expected and all collections on the underlying assets will be used to pay principal to investors earlier than expected. In general, the senior most securities will be paid prior to any payments being made on the subordinated securities, and if such payments are made earlier than expected, the Fund’s yield on such ABS may be negatively affected.
Collateralized Loan Obligations (“CLOs”)
The Fund invests in CLOs. CLOs are backed by a portfolio of senior secured loans. The Fund’s CLO investments may include senior/mezzanine CLO debt tranches (rated investment grade), mezzanine CLO debt tranches
(rated below investment grade or unrated), subordinated CLO equity tranches (unrated), leveraged loans (including warehouse facilities that hold such loans) and vehicles that invest indirectly in CLO securities or leveraged loans. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches. However, it is possible that a senior tranche of a CLO could experience losses, particularly in stressed market conditions, due to defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool, increased sensitivity to defaults due to collateral default, market anticipation of defaults and investor aversion to CLO securities as an asset class. In light of the above,
CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles, including equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may be subject to different interpretations and may produce disputes with the issuer or unexpected investment results, especially during times of market stress or volatility. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently.
Securities on a When-Issued or Forward Commitment Basis
The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss.
Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the
Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants, are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.
Covenant-Lite Loans Risk
Some of the loans in which the Fund may invest may be “covenant-lite” loans. “Covenant-lite” loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based,

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite”
loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
Equity Security Risk
Stocks and other equity securities fluctuate in price and the value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.
Risks of Foreign Investing
The Fund may make investments in non-U.S. entities, including issuers in emerging markets. The Fund expects that its investment in non-U.S. issuers will be made primarily in securities that are foreign currency denominated. Some non-U.S. securities may be less liquid and more volatile than securities of comparable U.S. issuers.
Real Assets Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including infrastructure and aviation, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) the destruction of real assets, catastrophic events (such as earthquakes, wildfires, floods, hurricanes, tornadoes, man-made disasters, and terrorist acts) and other public crises and relief responses; (iii) changes in environmental, governmental, and other regulations; (iv) risks related to local economic conditions, overbuilding, and increased competition; (v)
increases in property taxes and operating expenses; (vi) changes in zoning laws; (vii) casualty and condemnation losses;
(viii) surplus capacity and depletion concerns; (ix) the availability of financing; and (x) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Real Estate Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments of companies in the real estate industry, which has historically been cyclical and particularly sensitive to economic downturns and other events that limit demand for real estate, which would adversely impact the value of real estate investments. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions, including fluctuations in supply and demand; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding, and increased competition; (iv) increases in property taxes and operating expenses; (v)
changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in this industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
Interest Rate Swaps Risk
The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk, and interest rate risk.
Corporate Bond Risk
Corporate bonds are debt obligations issued by corporations and other business entities. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes real property, machinery, equipment, accounts receivable, stocks, bonds, or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved.
Interest on corporate bonds may be fixed or floating, or the bonds may be zero coupons. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the bondholder. Corporate bonds contain elements of both interest-
rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Depending on the nature of the seniority provisions, a senior corporate bond may be junior to other credit securities of the issuer. The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.
Corporate bonds of below-investment-grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.
Market Risks
The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, the imposition, or threatened imposition, of economic sanctions, including tariffs, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental, and socioeconomic circumstances (including wars, terrorist acts, or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental, and other policies under the current Administration, as well as the impact of heightened geopolitical tensions (including those between the United
States and China, Taiwan and mainland China, Israel and Iran and the Axis of Resistance, and between Ukraine and
Russia) or other systemic issues or industry-specific economic disruptions, could lead to disruption, instability, and volatility in the global markets. The U.S. government may renegotiate some of its global trade relationships with foreign governments and may impose or threaten to impose significant tariffs. The imposition or threatened imposition of tariffs, trade restrictions, currency restrictions, and other federal government initiatives as well as foreign policy tensions with foreign nations, including embargoes, sanctions, and trade wars, or similar actions (or retaliatory measures taken in response to such actions) could lead to price volatility and overall declines in the U.S. and global investment markets. Unfavorable economic conditions also would be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us.
Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value.
Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and may result in economic disruptions in the sanctioned country and

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
in countries with economic ties to the sanctioned country. When the United States is a significant trading partner of a foreign country in which the Fund may invest or to which the Fund may be exposed, such foreign country may be particularly sensitive to changes in U.S. foreign trading policies, including the threat or actual imposition of tariffs, sanctions, or other similar measures. The imposition of tariffs (or threats thereof), trade restrictions, currency restrictions, deficit levels and any reduction plans and other federal government initiatives as well as foreign policy tensions with foreign nations, including embargoes, sanctions, and trade wars, or similar actions (or retaliatory measures taken in response to such actions) could lead to price volatility and overall declines in the U.S. and global investment markets. In addition, as a result of economic sanctions and other similar governmental actions or developments, the
Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. Sanctions and other similar measures could significantly delay or prevent the settlement of securities transactions or their valuation, and significantly impact the Fund’s performance. Sanctions and other similar measures also may be in place for substantial periods of time and enacted with limited advance notice. The type and severity of sanctions and other measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict.
Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility, and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases, resulted in negative interest rates.
U.S. and global markets have also experienced increased volatility as a result of the failures of certain U.S. and
non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the
Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Inflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. Therefore, the income generated by debt investments may not keep pace with inflation. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Furthermore, actions by governments and central banking authorities can result in changes in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, and vice versa, which may adversely impact the Fund and its investments.
Interest Rate Risk
As of June 30, 2026, on a fair value basis, approximately 8.5% of the Fund’s debt investments bear interest at a fixed rate and approximately 91.5% of the Fund’s debt investments bear interest at a floating rate, which primarily are subject to interest rate floors. Interest rates on the investments held within the Fund’s portfolio of investments are typically based on floating SOFR, with many of these investments also having a SOFR floor. Additionally, the Fund’s credit facilities are also subject to floating interest rates and are currently paid based on floating EURIBOR, SOFR and
SONIA rates.
General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income and the Fund’s NAV.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
The Fund may be exposed to medium- to long-term spread duration securities. Longer spread duration securities have a greater adverse price impact to increases in interest rates. Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.
The Adviser regularly measures exposure to interest rate risk. Interest rate risk is assessed on an ongoing basis by comparing the Fund’s interest rate sensitive assets to its interest rate sensitive liabilities. Based on that review, the
Adviser determines whether or not any hedging transactions are necessary to mitigate exposure to changes in interest rates.
Payment-in-Kind (“PIK”) Income Risk
The Fund may hold investments that result in PIK interest income or PIK dividends. PIK income creates the risk that incentive fees will be paid to the Adviser based on non-cash accruals that ultimately may not be realized, while the Adviser will be under no obligation to reimburse the Fund for these fees. PIK income may have a negative impact on liquidity, as it represents a non-cash component of the Fund’s taxable income that may require cash distributions to shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC. PIK income has the effect of generating investment income at a compounding rate, thereby further increasing the incentive fees payable to the
Adviser. Similarly, all things being equal, the deferral associated with PIK income also increases the loan-to-value ratio at a compounding rate. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.
Unitranche Loans
Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest, and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund intends to participate in “first out” and “last out”
tranches of unitranche loans and make single unitranche loans.
Regulatory Risk
Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund, affect the value of its investments and limit the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment practices.
Credit Risk
Credit risk relates to the ability of the borrower under an instrument to make interest and principal payments as they become due. The Fund’s investments in loans and other debt instruments are subject to risk of missing an interest and/or principal payment.
Credit Spread Risk
Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of COVID-19, the impact of heightened geopolitical tensions (including those between the United States and China,
Taiwan and mainland China, Israel and Iran and the Axis of Resistance, and between Ukraine and Russia) and other economic disruptions, which increased the spread between yields realized on risk-free and higher risk securities,

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations, and cash flows.
Prepayment Risk
Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.
Volatility Risk
Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
Equity Risk
Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk
Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Currency Hedging Risk
The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. Forward foreign currency contracts are marked-to-market at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices, or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses.
Artificial Intelligence Risks
As computing technology and data analytics advance, there has been a trend towards machine driven and artificially intelligent trading systems, particularly with respect to increasing levels of autonomy in trading decision capabilities. Regulators of financial markets have become increasingly focused on the potential impact of artificial intelligence (“AI”) on investment activities and may issue regulations that affect the use of artificial technology in trading activities. Any such regulations may not have the effect on financial markets that regulators intend. The use of
AI and machine learning technologies (collectively, “AI Technologies”), and the overall adoption of AI Technologies throughout society, create opportunities for the Fund and its portfolio companies, as well as new and unpredictable competitive, operational, legal, and regulatory risks. The Fund uses, and plans to expand its use of, AI Technologies in connection with its business and investment activities. The Fund’s portfolio companies and investments also use such

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
technologies, including, but not limited to, automation of operational tasks, identification of investment opportunities, investment due diligence, and investment decision-making. The Fund and its portfolio companies continue to evaluate the rapidly evolving landscape of AI Technologies.
The increasingly widespread use of AI by issuers and market participants and investments in such technologies by issuers may significantly impact the economy, financial markets, and issuers. Malicious actors may also use AI for fraud, hacking, or market manipulation. Issuers that engage in AI-related businesses or that increasingly use these technologies are particularly susceptible to the risks associated with AI and its rapid and unpredictable evolution, including (but not limited to) market and business risks, technology and product risks, cybersecurity and data security risks, and intellectual property risks.
Cybersecurity Risk
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. Recent geopolitical tensions may have increased the scale and sophistication of deliberate cyber attacks and other disruptions, particularly from nation-states or entities with nation-state backing. Although the Adviser is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.
7. BORROWINGS
In accordance with the Investment Company Act, the Fund is currently only allowed to borrow amounts such that its asset coverage, as defined in the Investment Company Act, is at least 300% after such leveraging. As of June 30,
2026, asset coverage (exclusive of preferred equity shares) was 661.9% and asset coverage (inclusive of preferred equity shares) was 313.8%. The Fund’s subsidiaries are parties to the borrowings described below.
JPM Credit Facility
The OCPC SPV closed on the JPM Credit Facility on May 5, 2021, which was most recently amended on
June 2, 2025 to increase the maximum principal. The maximum principal amount of the JPM Credit Facility is
$1,050,000, through financing commitments in tranches of advances (the “Tranche A Financing Commitment” and
“Tranche B Financing Commitment”). Amounts available to borrow under the JPM Credit Facility is based on certain advance rates multiplied by the value of the OCPC SPV’s portfolio investments (subject to certain concentration limitations) and net of certain other indebtedness that the OCPC SPV may incur in accordance with the terms of the
JPM Credit Facility. Proceeds of the JPM Credit Facility may be used for general corporate purposes, including the funding of portfolio investments. The OCPC SPV may borrow amounts in U.S. dollars or certain other permitted currencies.
The OCPC SPV may borrow amounts under any tranche of the financing commitment, each of which has a maximum principal amount and applicable interest rate. The OCPC SPV also pays an unused commitment fee of 0.60%
on undrawn amounts under the JPM Credit Facility and, in respect of each undrawn letter of credit, a fee and interest rate equal to the then-applicable margin under the JPM Credit Facility while the letter of credit is outstanding.
The table below presents the principal amount and interest rate of each tranche.

Financing Commitment	Maximum Principal Amount	Currency Drawn	Reference Rate	Spread
Tranche A	$750,000	USD / Permitted Non-USD	Applicable Benchmark / Base Rate	2.05%
Tranche B	300,000	USD	Term SOFR / Applicable Base Rate	2.05%
Total	$1,050,000

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
The reinvestment period under the JPM Credit Facility will terminate on May 5, 2028, and the JPM Credit
Facility will mature on May 5, 2029. During the period from May 5, 2028 to May 5, 2029, the OCPC SPV will be obligated to make mandatory prepayments under the JPM Credit Facility out of the proceeds of certain asset sales, other recovery events and equity and debt issuances.
Subject to certain exceptions, the JPM Credit Facility is secured by a first lien security interest in substantially all of the portfolio investments held by the OCPC SPV. The JPM Credit Facility includes customary covenants, including certain financial covenants related to asset coverage, shareholders’ equity and liquidity, certain limitations on the occurrence of additional indebtedness and liens, and other maintenance covenants, as well as usual and customary events of default for senior secured revolving credit facilities of this nature. As of June 30, 2026, the OCPC SPV was in compliance with all covenants and other requirements of the JPM Credit Facility.
The JPM Credit Facility consisted of the following as of June 30, 2026:

	Total Facility	Borrowings Outstanding	Unused Portion (1)	Amount Available (2)
JPM Credit Facility	$1,050,000	$691,176	$358,824	$358,824
(1)The Unused Portion is the Total Facility less Borrowings Outstanding, an amount upon which unused commitment fees are based depending on daily spot and contract rates for CAD, EUR and GBP.
(2)The Amount Available for borrowing is based on the computation of collateral to support the borrowings less Borrowings Outstanding, and is subject to compliance with applicable covenants and financial ratios.
As of June 30, 2026, $9,714 of interest expense and $652 of unused commitment fees and administration fees were included in interest payable on borrowings in the Consolidated Statement of Assets and Liabilities.
During the six-month period ended June 30, 2026, the Fund had borrowings on the JPM Credit Facility of
$260,000 and repayments of $260,000. As of June 30, 2026, there were $691,176 in borrowings on the JPM Credit
Facility outstanding. For the six-month period ended June 30, 2026, the weighted average interest rate, inclusive of fees, was 5.89% and the average principal debt outstanding was $701,188.
For the six-month period ended June 30, 2026, the OCPC SPV incurred $20,773 of interest expense, unused commitment fees, and administration fees, and $1,359 of amortization of deferred financing costs.
BofA Credit Facility
The Barracuda SPV closed on the BofA Credit Facility on January 6, 2025, which was most recently amended on February 10, 2026 to increase the maximum principal. The maximum principal amount of the BofA Credit Facility is
$400,000. Amounts available to borrow under the BofA Credit Facility are based on certain advance rates multiplied by the value of the Barracuda SPV’s portfolio investments (subject to certain concentration limitations) and net of certain other indebtedness that the Barracuda SPV may incur in accordance with the terms of the BofA Credit Facility.
Proceeds of the BofA Credit Facility may be used for general corporate purposes, including the funding of portfolio investments. The Barracuda SPV may borrow amounts in U.S. dollars.
The interest on the outstanding principal balance of the BofA Credit Facility accrues at a per annum rate of
SOFR plus 1.30%. The Barracuda SPV also pays an unused commitment fee of 1.30% on undrawn amounts below a minimum threshold equal to 75% of the maximum principal amount.
The reinvestment period under the BofA Credit Facility will terminate on January 6, 2028 and the BofA Credit
Facility will mature on January 8, 2029. During the period from January 6, 2028 to January 8, 2029, the Barracuda SPV will be obligated to make mandatory prepayments under the BofA Credit Facility out of the proceeds of certain asset sales, other recovery events and equity and debt issuances.
Subject to certain exceptions, the BofA Credit Facility is secured by a first lien security interest in substantially all of the portfolio investments held by the Barracuda SPV. The BofA Credit Facility includes customary covenants, including certain financial covenants related to asset coverage, shareholders’ equity and liquidity, certain limitations on the occurrence of additional indebtedness and liens, and other maintenance covenants, as well as usual and customary

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
events of default for senior secured revolving credit facilities of this nature. As of June 30, 2026, the Barracuda SPV was in compliance with all covenants and other requirements of the BofA Credit Facility.
The BofA Credit Facility consisted of the following as of June 30, 2026:

	Total Facility	Borrowings Outstanding	Unused Portion (1)	Amount Available (2)
BofA Credit Facility	$400,000	$300,000	$100,000	$100,000
(1)The Unused Portion is the Total Facility less Borrowings Outstanding.
(2)The Amount Available for borrowing is based on the computation of collateral to support the borrowings less Borrowings Outstanding, and is subject to compliance with applicable covenants and financial ratios.
As of June 30, 2026, $3,366 of interest expense and $0 of unused commitment fees were included in interest payable on borrowings in the Consolidated Statement of Assets and Liabilities.
During the six-month period ended June 30, 2026, the Fund had borrowings on the BofA Credit Facility of
$200,000 and repayments of $125,000. As of June 30, 2026, there were $300,000 in borrowings on the BofA Credit
Facility outstanding. For the six-month period ended June 30, 2026, the weighted average interest rate, inclusive of fees, was 4.86% and the average principal debt outstanding was $309,724.
For the six-month period ended June 30, 2026, the Barracuda SPV incurred $7,575 of interest expense and unused commitment fees, and $25 of amortization of deferred financing costs.
Axos Note-On-Note Loan
On March 5, 2024, CTAC Bedford entered into a loan and security agreement with Axos Bank for a secured loan with a maximum principal amount of $30,291,471. Concurrently, CTAC Bedford, along with several other co-
investors, made mortgage loans in the aggregate maximum principal amount of $140,000,000 to Bedford Beverly B
LLC (the “Bedford Loan”) for developing a 7-story mixed-use building comprised of rental apartment units, parking, and retail spaces in Brooklyn, New York (the “Project”). The Bedford Loan was advanced by CTAC Bedford, and other co-investors, to pay for costs in connection with the construction, development, operation, and maintenance of the
Project. The Axos Note-on-Note Loan was designed to reimburse CTAC Bedford for its periodic advances of its
Bedford Loan to Bedford Beverly B LLC. The Axos Note-on-Note Loan was secured by a first priority security interest in CTAC Bedford’s interest in the Bedford Loan and a pledge by the Fund’s 100% membership interest in CTAC
Bedford.
The interest on the outstanding principal balance of the Axos Note-on-Note Loan accrued at a per annum rate equal to the greater of (i) Term SOFR plus 4.50%, and (ii) 8.00%. The Axos Note-on-Note Loan had an initial maturity date of September 2, 2026.
Effective March 3, 2026, the Fund’s investment in the Bedford Loan was fully repaid along with the Axos
Note-on-Note Loan.
During the six-month period ended June 30, 2026, CTAC Bedford incurred $424 of interest expense and $40 of amortization of deferred financing costs, which are included in interest expense and fees on borrowings in the
Consolidated Statement of Operations. Given the repayment during the year, no interest expense payable or outstanding balance was included in the Consolidated Statement of Assets and Liabilities as of June 30, 2026. For the six-month period ended June 30, 2026, the weighted average interest rate, inclusive of fees, was 8.88% and the average principal debt outstanding was $16,378.
8. MANDATORY REDEEMABLE PREFERRED SHARES
The Fund authorized and issued thirteen series of preferred shares, with a $0.001 par value per share and a liquidation preference of $25.00 per share, classified and designated as Series A Mandatory Redeemable Preferred
Shares (the “Series A MRP Shares”), Series B Mandatory Redeemable Preferred Shares (the “Series B MRP Shares”),

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
Series C Mandatory Redeemable Preferred Shares (the “Series C MRP Shares”), Series D Mandatory Redeemable
Preferred Shares (the “Series D MRP Shares”), Series E Mandatory Redeemable Preferred Shares (the “Series E MRP
Shares”), Series F Mandatory Redeemable Preferred Shares (the “Series F MRP Shares”), Series G Mandatory
Redeemable Preferred Shares (the “Series G MRP Shares”), Series H Mandatory Redeemable Preferred Shares (the
“Series H MRP Shares”), Series I Mandatory Redeemable Preferred Shares (the “Series I MRP Shares”), Series J
Mandatory Redeemable Preferred Shares (the “Series J MRP Shares”), Series K Mandatory Redeemable Preferred
Shares (the “Series K MRP Shares”), Series L Mandatory Redeemable Preferred Shares (the “Series L MRP Shares”),
and Series M Mandatory Redeemable Preferred Shares (the “Series M MRP Shares” and together the “MRP Shares”).
The following table summarizes the details of the Fund’s MRP Shares.

	Initial Issuance Date	Initial Funding Date	Redemption Date	Dividend Rate	Share Amount	Price Per Share	Total Raise
Series A MRP Shares	3/7/2022	3/7/2022 (1)	3/7/2027	3.66%	6,000,000	$25.00	$150,000
Series B MRP Shares	3/7/2022	3/7/2022 (2)	3/7/2029	3.90%	2,000,000	25.00	50,000
Series C MRP Shares	9/1/2022	9/1/2022 (3)	9/1/2027	6.00%	4,000,000	25.00	100,000
Series D MRP Shares	6/14/2023	10/2/2023	10/2/2026	7.02%	2,000,000	25.00	50,000
Series E MRP Shares	6/14/2023	10/2/2023	10/2/2028	7.07%	2,000,000	25.00	50,000
Series F MRP Shares	5/16/2024	11/18/2024	11/16/2027	6.55%	2,000,000	25.00	50,000
Series G MRP Shares	5/16/2024	9/16/2024	9/17/2029	6.60%	4,000,000	25.00	100,000
Series H MRP Shares	5/16/2024	9/16/2024	9/16/2031	6.75%	4,000,000	25.00	100,000
Series I MRP Shares	3/20/2025	9/8/2025	9/9/2030	5.84%	4,000,000	25.00	100,000
Series J MRP Shares	3/20/2025	9/8/2025	9/8/2032	6.00%	4,000,000	25.00	100,000
Series K MRP Shares	3/20/2025	4/2/2025	4/2/2035	6.11%	4,000,000	25.00	100,000
Series L MRP Shares	3/11/2026	3/11/2026	3/12/2029	5.18%	4,000,000	25.00	100,000
Series M MRP Shares	3/11/2026	6/23/2026	6/23/2036	6.09%	2,000,000	25.00	50,000
Total							$1,100,000
(1)$38 million funded on March 7, 2022 and $112 million funded on May 11, 2022.
(2)$12 million funded on March 7, 2022 and $38 million funded on May 11, 2022.
(3)$75 million funded on September 1, 2022 and $25 million funded on November 9, 2022.
Each holder of MRP Shares is entitled to a liquidation preference of $25.00 per share (the “Liquidation
Value”), plus an amount equal to all accumulated and unpaid dividends thereon (whether or not earned or declared but without interest) to the date payment of such distribution is made in full. With respect to distributions, including the payment of dividends and distribution of the Fund’s assets upon dissolution, liquidation or winding up, the MRP Shares are senior to all other classes and series of common shares of beneficial interest and rank on parity with any other preferred shares.
The holders of MRP Shares are entitled to receive quarterly cumulative cash dividends, at the rate per annum equal to the Dividend Rate of each series of MRP Shares, with certain adjustments for changes in a series' rating
(collectively, the “Applicable Rate”). Dividends on MRP Shares accumulate from and include the original issue date.
Dividends on the MRP Shares are accrued daily, payable quarterly, and are included in Interest expense and fees on borrowings on the Consolidated Statement of Operations. For the six-month period ended June 30, 2026, $29,044 of dividend expense was included in interest expense and fees on borrowings on the Consolidated Statement of
Operations. Costs incurred in connection with the issuance of the MRP Shares are being amortized to expense over the life of each series of MRP Shares. For the six-month period ended June 30, 2026, the Fund recorded $1,016 of amortization of deferred issuance costs related to the MRP Shares.
The Fund entered into interest rate swap contracts to better align the interest rates of its MRP Shares with the
Fund’s investment portfolio, which consists of predominately floating rate loans. The notional amount of the interest rate swaps is $900,000 and matches the applicable maturity dates; see Note 4, Derivative Instruments, for MRP Shares hedging details.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
The table below summarizes the swap adjusted interest expense for the six-month period ended June 30, 2026, which is included as a component of interest expense and fees on borrowings in the Consolidated Statement of
Operations.

For the Six Months Ended June 30, 2026
Dividends paid on MRP Shares	$29,044
Amortization of deferred financing costs	1,016
Net proceeds paid (received) from interest rate swaps designated as a hedge	(255)
Fair value change difference between (a) interest rate swaps while designated as a hedge and (b) the hedged risk on the MRP Shares	804
Swap adjusted interest expense on MRP Shares	$30,609
As of June 30, 2026, $6,146 of accrued dividends on MRP Shares, less a net benefit of $1,686 related to interest rate swaps designated as a hedge, were included in interest payable on borrowings in the Consolidated
Statement of Assets and Liabilities.
The MRP Shares are recorded net of unamortized deferred issuance costs and included as a liability on the
Consolidated Statement of Assets and Liabilities. As of June 30, 2026, the carrying value of the MRP Shares was
$1,082,695. The table below summarizes the components of the carrying value of the MRP Shares.

As of June 30, 2026
Liquidation preference (1)	$1,100,000
Less: Unamortized deferred issuance costs	(6,068)
Plus: Hedge basis adjustment	(11,237)
Carrying value of MRP Shares	$1,082,695
(1) Based on outstanding funded MRP Shares as of the period end.
The outstanding shares of MRP Shares are subject to redemption at any time by notice of such redemption on a date selected by the Fund for such redemption (the “Redemption Date”). If the Fund elects to cause the redemption of the MRP Shares, each MRP Share will be redeemed for a price equal to 100% of such share’s Liquidation Value, plus an amount equal to accumulated but unpaid dividends and other distributions on the MRP Shares (whether or not earned or declared by the Fund, but excluding interest thereon), to, but excluding, the Redemption Date, plus the amount equal to the excess, if any, of the discounted value of the remaining scheduled payments with respect to the Liquidation Value of such MRP Share over the amount of such Liquidation Value; provided, however, the Fund may, at its option (i)
redeem the MRP Shares within 90 days prior to the Term Redemption Date of each series of MRP Shares, at the
Liquidation Value plus accumulated but unpaid dividends and distributions thereon (whether or not earned or declared by the Fund, but excluding interest thereon) to, but excluding the Term Redemption Date.
The MRP Shares are not convertible into any other class or series of shares. Except for matters which do not require the vote of holders of MRP Shares under the Investment Company Act and except as otherwise provided in the
Fund’s Declaration of Trust or bylaws, or as otherwise required by applicable law, each holder of MRP Shares shall be entitled to one vote for each MRP Share held on each matter submitted to a vote of shareholders of the Fund, and holders of outstanding preferred shares and common shares shall vote together as a single class on all matters submitted to shareholders. However, the holders of outstanding preferred shares shall be entitled, as a class, to the exclusion of the holders of shares of all other classes of beneficial interests of the Fund, to elect two Trustees of the Fund at all times. In addition, the holders of the outstanding preferred shares and common shares, voting together as a single class, shall elect the balance of the Trustees. However, the number of Trustees constituting the Board shall automatically increase by the smallest number that, when added to the two Trustees elected exclusively by the holders of outstanding preferred shares would constitute a majority of the Board as so increased by such smallest number, and the holders of preferred shares shall be entitled, voting as a class on a one vote per share basis (to the exclusion of the holders of all other securities and classes of shares of the Fund), to elect such smallest number of additional Trustees, together with the two
Trustees that such holders are in any event entitled to elect if: (i) at the close of business on any dividend payment date

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
accumulated dividends (whether or not earned or declared) on preferred shares equal to at least two full years’
dividends shall be due and unpaid; or (ii) if at any time holders of any shares of preferred shares are entitled under the
Investment Company Act, to elect a majority of the Trustees of the Fund.
9. COMMITMENTS AND CONTINGENCIES
As of June 30, 2026, the Fund had unfunded commitments to fund delayed draw and revolving debt of
$377,402 and $140,790, respectively, along with equity investments of $24,975. The fair value of the unfunded positions is included in the investments at fair value on the Consolidated Statement of Assets and Liabilities.

Investments	Type	Footnote	Unused Rate	Par / Principal Amount	Fair Value
1251 Insurance Distribution Platform Payco, LP	Revolver		0.50%	$954	$(7)
AAH Topco, LLC	Delayed Draw		1.00%	358	(2)
Addev Group, Inc.	Delayed Draw	(1)	1.50%	1,269	(19)
Advanced Infusion Solutions Acquisition LLC	Delayed Draw		1.00%	687	(10)
Advanced Infusion Solutions Acquisition LLC	Revolver		0.50%	145	(2)
Advanced Web Technologies Holding Company	Revolver		0.50%	796	(7)
Align Precision Group, LLC	Delayed Draw		1.00%	77	—
Allied Benefit Systems Intermediate, LLC	Delayed Draw		1.00%	5,079	(6)
Alpine Acquisition Corp. II	Delayed Draw		0.50%	194	—
Alpine Acquisition Corp. II	Revolver		0.50%	776	—
AmpersCap LLC	Delayed Draw		1.00%	21,231	(155)
AP Plastics Acquisition Holdings, LLC	Delayed Draw		1.00%	580	(11)
AP Plastics Acquisition Holdings, LLC	Revolver		0.50%	220	(4)
Apex Companies Holdings, LLC	Delayed Draw		1.00%	15,516	(69)
API Holdings III, LLC	Delayed Draw		0.50%	187	(2)
API Holdings III, LLC	Revolver		0.50%	187	(2)
Appriss Health, LLC	Revolver		0.50%	965	(2)
Artifact Bidco, Inc.	Delayed Draw		0.50%	4,310	(1)
Artifact Bidco, Inc.	Revolver		0.25%	3,079	(1)
Ascend Buyer, LLC	Revolver		0.50%	2,105	(8)
Associations, Inc.	Delayed Draw		—%	1,433	—
Associations, Inc.	Revolver		0.50%	2,441	—
Athlete Buyer, LLC	Revolver		0.50%	569	(104)
Atlas US Finco, Inc.	Revolver		0.50%	1,740	—
AuditBoard, Inc.	Revolver		0.50%	2,857	(56)
Azuria Water Solutions, Inc.	Delayed Draw		—%	471	(2)
Azurite Intermediate Holdings, Inc.	Revolver		0.50%	2,385	(39)
BCTO Bobsled Purchaser, Inc.	Delayed Draw		0.50%	4,412	(30)
BCTO Bobsled Purchaser, Inc.	Revolver		0.50%	1,324	(9)
Big Bus Tours Bidco Ltd.	Delayed Draw		1.50%	1,751	(109)
Bingo Group Buyer, Inc.	Delayed Draw		0.75%	4,478	(45)
Bingo Group Buyer, Inc.	Revolver		0.50%	993	(10)
Bitnova Bidco S.p.A.	Delayed Draw	(1)	1.25%	5,104	(89)
Bullhorn, Inc.	Revolver		0.50%	1,198	(18)
BusinesSolver.com, Inc.	Delayed Draw		1.00%	1,615	(22)
BusinesSolver.com, Inc.	Revolver		0.50%	719	(10)
CABF Guild 2025-1 Intermediary, LLC	Equity	(2)	—%	16,177	—
Cascade Acquiror, Inc.	Revolver		0.50%	166	(2)
Cliffwater LLC	Revolver		0.38%	2,599	(13)
CoreWeave Financing DDTL V, LLC	Delayed Draw		—%	697	14
Coupa Holdings, LLC	Revolver		0.50%	148	—
CSS Solar 2026-1 Trust	Delayed Draw		0.25%	6,667	—
CST Holding Company	Revolver		0.50%	235	—
Dance Midco S.a.r.l.	Delayed Draw	(1)	1.00%	5,016	(38)

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

Investments	Type	Footnote	Unused Rate	Par / Principal Amount	Fair Value
Deerfield Dakota Holding, LLC	Revolver		0.50%	3,518	(76)
Delfin FLNG 1 HoldCo LLC	Delayed Draw		1.50%	5,676	(78)
Denali Intermediate Holdings, Inc.	Revolver		0.50%	589	(4)
Denali Midco 2, LLC	Delayed Draw		2.00%	2,814	(17)
Diligent Corporation	Revolver		0.50%	2,081	(66)
DWDK IV LLC	Delayed Draw		—%	241	—
Dwyer Instruments, Inc.	Revolver		0.50%	822	—
Edition Holding, Inc.	Delayed Draw		1.00%	1,359	(10)
Edition Holding, Inc.	Revolver		0.50%	544	(4)
Einstein Parent, Inc.	Revolver		0.50%	4,713	(189)
Ellkay, LLC	Revolver		0.50%	986	(38)
Eltera Bidco AS	Delayed Draw	(1)	—%	570	(9)
Embark Intermediate Holdings, LLC	Delayed Draw		1.00%	1,429	(13)
Embark Intermediate Holdings, LLC	Revolver		0.50%	1,190	(11)
Enkindle Ltd.	Delayed Draw	(1)	1.00%	3,061	(69)
Espresso Bidco Inc.	Delayed Draw		1.00%	517	(7)
Espresso Bidco Inc.	Revolver		0.50%	2,854	(39)
Essential Services Holding Corp.	Revolver		0.50%	2,082	(19)
EVODC Evocative, LLC	Delayed Draw		2.00%	4,690	(94)
Excel Fitness Holdings, Inc.	Revolver		0.50%	891	(19)
Excelitas Technologies Corp.	Revolver		0.50%	1,940	(3)
First Eagle Holdings, Inc.	Delayed Draw		—%	365	(1)
FPG Intermediate Holdco, LLC	Delayed Draw		—%	4	—
Fullsteam Operations LLC	Delayed Draw		1.00%	2,721	(105)
Fullsteam Operations LLC	Revolver		0.50%	612	(24)
GI DI Emerald Intermediate Ltd.	Delayed Draw		0.50%	5,085	(48)
GI DI Emerald Intermediate Ltd.	Revolver		0.50%	2,542	(24)
Gladiator Acquisition Sub, LLC	Delayed Draw		1.00%	878	(8)
Gladiator Acquisition Sub, LLC	Revolver		0.50%	502	(5)
Goose Borrower, L.P.	Revolver		0.50%	2,393	(23)
Greenhouse Software, Inc.	Revolver		0.50%	802	(9)
GS AcquisitionCo, Inc.	Revolver		0.50%	1	—
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC	Delayed Draw		0.50%	10,289	71
Gymspa SAS	Delayed Draw	(1)	1.73%	1,582	8
Hercules Borrower, LLC	Revolver		0.38%	720	(5)
HIG Intermediate, Inc.	Delayed Draw		0.50%	8,733	(39)
Holding Argon	Delayed Draw	(1)	1.00%	9,334	(187)
Hoosier Intermediate, LLC	Revolver		0.38%	1,800	—
Horizon Avionics Buyer, LLC	Delayed Draw		1.00%	192	(1)
Horizon Avionics Buyer, LLC	Revolver		0.50%	75	—
HS Spa Holdings Inc.	Revolver		0.50%	873	(6)
Hyphen Solutions, LLC	Delayed Draw		1.00%	837	(11)
Hyphen Solutions, LLC	Revolver		0.50%	502	(6)
IceFall Parent, Inc.	Revolver		0.25%	1,240	(9)
iCIMS, Inc.	Revolver		0.50%	1,731	(75)
IEM New Sub 2, LLC	Delayed Draw		1.00%	3,293	(13)
IG Investments Holdings, LLC	Revolver		0.50%	325	—
IQN Holding Corp.	Revolver		0.38%	196	(2)
Iron Infinity Buyer Sub, Inc.	Delayed Draw		0.50%	10,231	(119)
Iron Infinity Buyer Sub, Inc.	Revolver		0.50%	4,213	(49)
Janney Montgomery Scott, LLC	Delayed Draw		2.75%	929	—
Jawbreaker Parent, Inc.	Delayed Draw		—%	2,689	(25)
Jawbreaker Parent, Inc.	Revolver		0.50%	2,689	(25)

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

Investments	Type	Footnote	Unused Rate	Par / Principal Amount	Fair Value
L Catterton Direct Lending Fund Rated Feeder LP	Delayed Draw		—%	42,948	(48)
LDS Intermediate Holdings, LLC	Delayed Draw		1.00%	7,796	(125)
LDS Intermediate Holdings, LLC	Revolver		0.50%	4,155	(67)
Leo BuyerCo, LLC	Delayed Draw		1.00%	2,571	(24)
Leo BuyerCo, LLC	Revolver		0.50%	1,629	(15)
Lofty Brickell, LLC	Delayed Draw		—%	11,934	(119)
Material Holdings, LLC	Delayed Draw		—%	606	—
Material Holdings, LLC	Revolver		—%	144	—
Matterhorn Finco, Inc.	Revolver		0.50%	2,222	(21)
Meca Dev SAS	Delayed Draw	(1)	2.25%	7,897	(138)
MECP1 Reno 1, LLC	Delayed Draw		1.13%	4,457	(290)
Merative LP	Delayed Draw		0.50%	5,647	—
Merative LP	Revolver		0.50%	4,941	—
Mindbody, Inc.	Revolver		0.50%	1,074	(16)
Monarch Buyer, Inc.	Delayed Draw		1.00%	5,663	(76)
Monarch Buyer, Inc.	Revolver		0.50%	2,597	(35)
More Cowbell II, LLC	Delayed Draw		0.50%	1,112	—
More Cowbell II, LLC	Revolver		0.50%	2,225	—
Navacord Intermediate Holdings Inc.	Equity	(1) (3)	—%	2,959	(72)
NEFCO Holding Company, LLC	Delayed Draw		—%	2,307	(11)
NEFCO Holding Company, LLC	Revolver		0.50%	692	(3)
North Haven Fairway Buyer, LLC	Revolver		0.50%	393	(2)
Nuzoa Bidco, S.L.U.	Delayed Draw	(1)	1.25%	3,293	(49)
Oak Purchaser, Inc.	Delayed Draw		0.50%	1,373	(22)
Oak Purchaser, Inc.	Revolver		0.50%	706	(6)
OEConnection, LLC	Delayed Draw		0.50%	6,673	(86)
OEConnection, LLC	Revolver		0.50%	1,757	(23)
OEI, Inc.	Delayed Draw		1.00%	10,651	100
OEI, Inc.	Revolver		0.50%	4,260	40
Onward AcquireCo, Inc.	Delayed Draw		—%	1,990	(14)
Onward AcquireCo, Inc.	Revolver		0.50%	829	(6)
Optimizely North America, Inc.	Revolver		0.50%	1,023	(79)
ORBCOMM, Inc.	Delayed Draw		—%	215	(2)
ORBCOMM, Inc.	Revolver		0.50%	326	(3)
Orthrus Ltd.	Delayed Draw	(1)	1.00%	2,233	(22)
PAM Bidco Ltd.	Delayed Draw	(1)	2.19%	7,477	(56)
PAM Bidco Ltd.	Delayed Draw	(1)	3.23%	2,184	(27)
Parabellum Partners IV Leveraged Return, LP	Delayed Draw		—%	29,862	(466)
Pinnacle Buyer, LLC	Delayed Draw		—%	484	1
Portugal Street East Limited	Delayed Draw	(1)	2.00%	1,404	—
PPV Intermediate Holdings, LLC	Delayed Draw		1.00%	7,901	(312)
PPV Intermediate Holdings, LLC	Revolver		0.50%	440	(12)
Prophix Software Inc.	Revolver		0.50%	322	(1)
Propio LS, LLC	Revolver		0.50%	63	(1)
PROS Parent, Inc.	Revolver		0.38%	3,198	(5)
PXO Holdings I Corp.	Revolver		0.50%	585	(10)
QBS Parent, Inc.	Delayed Draw		1.00%	4,971	(58)
QBS Parent, Inc.	Revolver		0.50%	5,227	(61)
Radwell Parent LLC	Revolver		0.38%	1,023	(1)
Raven Acquisition Holdings, LLC	Delayed Draw		0.88%	421	(6)
Rialto Management Group, LLC	Revolver		0.50%	1,462	(16)
Rome Bidco Ltd.	Delayed Draw	(1)	2.71%	580	—
Rotation Buyer, LLC	Delayed Draw		1.00%	1,692	(35)
Rotation Buyer, LLC	Revolver		0.50%	649	(13)

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

Investments	Type	Footnote	Unused Rate	Par / Principal Amount	Fair Value
Santiago Holdings, LP	Equity	(2)	—%	181	(34)
Savor Acquisition, Inc.	Delayed Draw		—%	259	1
SCHP Purchaser, Inc.	Revolver		0.50%	2,067	(16)
SCP Eye Care HoldCo, LLC	Revolver		0.50%	14	—
Seahawk Bidco, LLC	Revolver		0.50%	2,887	(26)
Sigma Irish AcquiCo Ltd.	Delayed Draw		0.50%	3,859	(48)
Sila Solutions Group, Inc.	Delayed Draw		0.50%	10,766	(97)
Smarsh, Inc.	Delayed Draw		1.00%	907	(15)
Smarsh, Inc.	Revolver		0.50%	327	(5)
Speciality Pharma III Inc.	Revolver		0.50%	2,779	(8)
Speedstar Holding, LLC	Delayed Draw		1.00%	1,314	(231)
Spotless Brands, LLC	Delayed Draw		1.00%	7,324	(65)
Spotless Brands, LLC	Revolver		0.50%	1,096	—
Summit Bidco, Inc.	Revolver	(1)	0.38%	2,035	(18)
Tank Holding Corp.	Revolver		0.38%	1,462	(146)
The Chartis Group, LLC	Delayed Draw		1.00%	7,202	—
The Chartis Group, LLC	Revolver		0.50%	4,780	—
Thor (BC) BidCo AB	Delayed Draw	(1)	—%	384	(4)
Total Power Limited	Delayed Draw	(1)	1.00%	1,453	(22)
Total Power Limited	Revolver	(1)	0.50%	1,465	(22)
Trintech, Inc.	Delayed Draw		0.75%	1,593	(32)
Trintech, Inc.	Revolver		0.50%	1,195	(24)
Trio Bidco, Inc.	Delayed Draw		0.50%	667	(13)
Tufin Software North America, Inc.	Revolver		0.50%	3,100	—
UFT Buyer LLC	Delayed Draw		0.50%	4,011	(15)
UFT Buyer LLC	Revolver		0.50%	1,974	(7)
Vertex BidCo S.p.A.	Delayed Draw	(1)	1.73%	1,150	(23)
Victors Purchaser, LLC	Delayed Draw		0.50%	532	(1)
Victors Purchaser, LLC	Revolver		0.50%	913	(2)
Whitney Merger Sub, Inc.	Revolver		0.50%	2,448	(44)
Wineshipping.com, LLC	Delayed Draw		—%	949	(325)
Wineshipping.com, LLC	Revolver		0.50%	238	(82)
YLG Holdings, Inc.	Delayed Draw		1.00%	39	—
YLG Holdings, Inc.	Revolver		0.50%	41	—
Zippy Shell Incorporated	Equity	(4)	—%	5,658	(170)
Total Unfunded Commitments				$543,167	$(6,202)
(1)Par / Principal Amount is converted to USD using the applicable exchange rate: USD/CAD of 1.42, USD/EUR of 0.88, USD/GBP of 0.75,
USD/NOK of 9.90, or USD/SEK of 9.70.
(2)Par / Principal Amount is based on the issuance price of $1.00 per share.
(3)Par / Principal Amount is based on the issuance price of $1,000.00 per share.
(4)Par / Principal Amount is based on the issuance price of $56.34 per share.
The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered to be remote.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
10. SHARES OF BENEFICIAL INTEREST
The following table summarizes transactions in shares of beneficial interest during the six-month period ended
June 30, 2026 and the year ended December 31, 2025:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
CLASS A
Sold	2,569,399	$20,868	14,339,991	$120,224
Dividends and/or distributions reinvested	909,600	7,310	1,551,924	12,975
Repurchased	(1,073,809)	(8,785)	(1,900,114)	(15,912)
Net increase (decrease)	2,405,190	$19,393	13,991,801	$117,287
CLASS I
Sold	7,687,412	$62,980	36,111,054	$304,219
Dividends and/or distributions reinvested	1,109,157	8,955	2,435,573	20,458
Repurchased	(10,341,057)	(84,772)	(31,981,918)	(267,950)
Net increase (decrease)	(1,544,488)	$(12,837)	6,564,709	$56,727
CLASS L
Sold	—	$—	—	$—
Dividends and/or distributions reinvested	2,236	18	4,791	40
Repurchased	—	—	(4,106)	(34)
Net increase (decrease)	2,236	$18	685	$6
CLASS M
Sold	2,288,300	$18,710	15,713,838	$132,652
Dividends and/or distributions reinvested	738,981	5,967	1,640,168	13,780
Repurchased	(3,829,373)	(31,343)	(2,708,306)	(22,790)
Net increase (decrease)	(802,092)	$(6,666)	14,645,700	$123,642
CLASS N
Sold	15,163,705	$123,320	82,109,080	$688,898
Dividends and/or distributions reinvested	4,151,544	33,350	8,537,813	71,365
Repurchased	(36,297,954)	(295,853)	(42,475,243)	(355,577)
Net increase (decrease)	(16,982,705)	$(139,183)	48,171,650	$404,686
CLASS U
Sold	1,987,202	$16,223	25,541,478	$215,780
Dividends and/or distributions reinvested	2,511,700	20,285	5,207,485	43,784
Repurchased	(6,879,072)	(56,446)	(6,281,899)	(52,861)
Net increase (decrease)	(2,380,170)	$(19,938)	24,467,064	$206,703
CLASS Y
Sold	621	$5	597	$5
Dividends and/or distributions reinvested	1,499	12	3,419	29
Repurchased	(2,944)	(24)	—	—
Net increase (decrease)	(824)	$(7)	4,016	$34
The Fund has the authority to issue unlimited shares of beneficial interest of each class, $0.001 per share par value. The Fund’s shares are offered on a daily basis, and subject to applicable law, the Fund will conduct quarterly repurchase offers for between 5% and 25% of the Fund’s outstanding common shares of beneficial interest (“Shares”) at
NAV. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased; however, the Fund may, but is not required to, repurchase an additional amount of Shares, not to exceed 2% of its outstanding Shares on the expiration of the repurchase offer. The Fund does not currently intend to list its Shares for trading on any national securities exchange.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
The following table summarizes the share repurchases completed during the six-month period ended June 30,
2026:

Repurchase Pricing Date (1)	Shares Repurchased	Purchase Price per Share	Aggregate Consideration for Repurchased Shares	% of Outstanding Shares Offered to be Repurchased	% of Outstanding Shares Repurchased	Shares Tendered	% of Outstanding Shares Tendered
January 6, 2026	28,555,902	$8.30	$236,903	5.00%	4.93%	28,555,902	4.93%
April 7, 2026	28,703,006	8.04	230,864	5.00%	5.00%	89,867,869	15.65%
Total	57,258,908		$467,767
(1) Quarterly repurchases offered by the Fund occur in the months of January, April, July, and October. Please refer to Note 14, Subsequent Events, for repurchases completed subsequent to the six-month period ended June 30, 2026.
11. SEGMENT REPORTING
The Fund operates through a single operating and reporting segment with an investment objective to produce current income. The Fund seeks to achieve its investment objective by opportunistically allocating its assets across a wide range of credit strategies. The chief operating decision maker (“CODM”) is the Fund’s Principal Executive
Officer. The CODM assesses the performance of the Fund and makes operating decisions on a consolidated basis, primarily based on the Fund’s Net Increase in Net Assets Resulting from Operations (“Net Income”) as reported on the accompanying Consolidated Statement of Operations. The CODM utilizes Net Income as a key metric in determining the amount of dividends to be distributed to the Fund’s shareholders, implementing investment policy decisions, strategic initiatives, and managing and assessing the Fund’s portfolio. The CODM assesses performance for the segment and determines how to allocate resources based on Net Income. As the Fund’s operations comprise of a single reporting segment, the segment assets are reflected on the accompanying Consolidated Statement of Assets and
Liabilities as Total assets and the significant segment expenses are listed on the accompanying Consolidated Statement of Operations.
12. LITIGATION
The Fund may become party to certain lawsuits in the ordinary course of business. The Fund does not believe that the outcome of current matters, if any, will materially impact the Fund or its consolidated financial statements. As of June 30, 2026, the Fund was not subject to any material legal proceedings, nor, to the Fund’s knowledge, is any material legal proceeding threatened against the Fund.
In addition, portfolio investments of the Fund could be the subject of litigation or regulatory investigations in the ordinary course of business. The Fund does not believe that the outcome of any current contingent liabilities of its portfolio investments, if any, will materially affect the Fund or these consolidated financial statements.
13. TAX
The Fund has not recorded a liability for any uncertain tax positions pursuant to the provisions of ASC 740,
Income Taxes, as of June 30, 2026.
In the normal course of business, the Fund is subject to examination by federal and certain state, local and foreign tax regulators. The Fund’s federal tax returns are generally subject to examination by the Internal Revenue
Service for a period of three years after the returns are filed. The Fund’s state and local tax returns may remain open for an additional year, depending on the applicable jurisdiction.
The Fund’s taxable income for each period is an estimate and will not be finally determined until the Fund files its tax return for each year. Therefore, the final taxable income, and the taxable income earned in each period and carried forward for distribution in the following period, may be different than this estimate. For the six-month period

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)
ended June 30, 2026, the Fund made distributions of $177,011, in which the final tax character of income will be determined at year end.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the partnerships and non-deductible expenses adjustments.

For the Period Ended June 30, 2026
Federal tax cost of securities	$6,542,753

Gross unrealized appreciation	$111,043
Gross unrealized depreciation	(243,194)
Net unrealized appreciation (depreciation)	$(132,151)
14. SUBSEQUENT EVENTS
Subsequent events have been evaluated through the date the consolidated financial statements were issued.
There have been no subsequent events that require recognition or disclosure through the date the consolidated financial statements were issued, except as disclosed below.
The Fund commenced a quarterly repurchase offer beginning on June 16, 2026 and ending on July 7, 2026 (the
“Repurchase Pricing Date”). The following table summarizes the share repurchases completed following the
Repurchase Pricing Date.

Repurchase Pricing Date	Shares Repurchased	Purchase Price per Share	Aggregate Consideration for Repurchased Shares	% of Outstanding Shares Offered to be Repurchased	% of Outstanding Shares Repurchased	Shares Tendered	% of Outstanding Shares Tendered
July 7, 2026	27,865,369	$8.02	$223,611	5.00%	5.00%	65,877,260	11.82%
On August 18, 2026, the Fund notified holders of Series D Mandatory Redeemable Preferred Shares (“Series
D MRP Shares”) that the Fund has elected to redeem all 2,000,000 Series D MRP Shares for a redemption price of
$25.00 per Series D MRP Share plus accrued interest of $0.3315 per Series D MRP Share. The redemption of Series D
MRP Shares will occur on or about September 9, 2026.

OTHER INFORMATION (Unaudited)
Approval of Investment Advisory Agreement
In connection with the Independent Trustees’ approval to renew the Advisory Agreement for a one-year period, the Independent Trustees considered, among other things, the nature, extent, and quality of the investment selection process employed by the Adviser, including the flow of transaction opportunities resulting from the significant capital markets, trading, and research expertise of the Adviser’s investment professionals, the employment of the Adviser’s investment philosophy, diligence procedures, investment selection process, and ongoing monitoring of portfolio companies, in light of the investment objective of the Fund. The Independent
Trustees also considered the Adviser’s key personnel and their background and prior experience in connection with the types of investments made by the Fund. The Independent Trustees determined that the background and experience of the management team and access to the Carlyle Global Credit platform, including through agreements to which the Adviser is a party, were suitable and appropriate for achieving the investment objective of the Fund.
The Independent Trustees further determined that the Adviser is served by a team of investment professionals with extensive investment experience in private credit and leveraged finance market, as well as an extensive network of relationships with financial sponsors. In addition, the Independent Trustees considered the fact that they retain the ability to terminate the Advisory Agreement without penalty upon 60 days’ written notice to the Adviser.
The Independent Trustees considered the investment performance of the Fund, which is provided to the
Independent Trustees on a regular basis, as compared to the performance of other funds included in the group of peer funds (the “Peer Group”) in the Adviser’s presentation. The Independent Trustees also considered the operating expenses of the Fund compared to the Peer Group listed in the Adviser’s presentation.
In addition, based on information provided by the Adviser, including the Adviser’s responses to a detailed series of questions, the Independent Trustees considered the Adviser’s performance in providing services related to corporate operations, including preparation and filing of various reports, maintenance of general organizational and corporate records and accounts, administration of the affairs of the Fund, including relationships with the Fund’s various service providers, and compliance with applicable laws and regulations.
The Independent Trustees considered the other terms and conditions of the Advisory Agreement. The
Independent Trustees determined that the substantive terms of the Advisory Agreement (other than the fees payable thereunder, which the Independent Trustees reviewed separately), including the services to be provided, are generally similar to those of comparable funds described in the available market data and that it would be difficult to obtain similar services of similar quality on a comparable basis from other third-party service providers or through an internally managed structure.
The Independent Trustees considered comparative data based on publicly available information with respect to services rendered and the advisory fee of the other funds in the Peer Group. Based upon its review, the
Independent Trustees noted that the actual base management fee paid under the Advisory Agreement is at the lower end of the range, as compared to the fees paid under the agreements of the Peer Group described in the available market data. They also noted that while the Fund’s actual base management fee rate was lower than the average of the Peer Group during the relevant period, the Fund’s actual overall fee rate, including incentive fees, was higher than the average of the Peer Group. In addition, the Independent Trustees considered the Fund’s total expenses.
The Independent Trustees considered the extent to which economies of scale may be realized as the Fund grows. The Independent Trustees also considered the potential economies of scale in which the Fund may share, to the extent that the Carlyle Global Credit platform as a whole continues to grow.
The Independent Trustees considered the Adviser’s allocation of direct and indirect expenses to the Fund.
Having considered the Adviser’s analysis of these expenses, the Independent Trustees determined expenses were reasonably allocated to the Fund.
The Independent Trustees considered the profitability of the Adviser and noted that such information was based, in particular, on the fact that the management fee payable to the Adviser by the Fund is at the annual rate of
1.00%, of the month-end value of the Fund’s managed assets (and in any case no more than 1.50% of net assets).

They further noted that market data regarding the detailed expenses and profitability of investment advisers to other funds in the Peer Group, and that the methodologies by which such advisers calculated their profitability, were generally not publicly available.
The Independent Trustees considered whether there was potential for additional benefits.
The Independent Trustees considered the interests of senior management and concluded that the judgment and performance of senior management were not impaired by those interests.
In view of the wide variety of factors that the Independent Trustees considered in connection with its evaluation of the Advisory Agreement, the Independent Trustees determined that it was not practical to quantify, rank, or otherwise assign relative weights to the specific factors it considered in reaching its decision. The
Independent Trustees did not undertake to make any specific determination as to whether any particular factor, or any aspect of any particular factor, was favorable or unfavorable to the ultimate determination of the Board. Rather, the Independent Trustees based their determination on the totality of information presented to, and the investigation conducted by, them. In considering the factors discussed above, the Independent Trustees noted that individual
Trustees may give different weights to different factors.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO
SCHEDULES OF INVESTMENTS (Unaudited)
The Fund has adopted Portfolio Proxy Voting Policies and Guidelines whereby it has delegated the responsibility for voting proxies relating to portfolio securities held by the Fund (“portfolio proxies”) to the Adviser as part of the Adviser’s general management of the Fund’s portfolio, subject to the continuing oversight of the Board. The
Adviser votes portfolio proxies in accordance with its proxy voting policies and procedures, which are reviewed periodically by the Adviser and the Independent Trustees and, accordingly, are subject to change.
The right to vote a portfolio proxy is an asset of the Fund. The Adviser acts as a fiduciary of the Fund and must vote portfolio proxies in a manner consistent with the best interest of the Fund and its shareholders. As part of this duty, the Adviser recognizes that it must vote portfolio proxies in a timely manner free of conflicts of interest and in what it perceives to be the best interest of the Fund and its shareholders.
The Adviser’s proxy voting decisions will be made by its investment committee. The Adviser will review on a case-by-case basis each proposal submitted to a stockholder vote to determine its impact on the portfolio securities held by the Fund. Although the Adviser will generally vote against proposals that may have a negative impact on Fund portfolio securities, it may vote for such a proposal if there exist compelling long-term reasons to do so.
To ensure that the vote is not the product of a conflict of interest, the Adviser requires that: (1) anyone involved in the decision making process disclose to the Adviser’s investment committee, any potential conflict that he or she is aware of and any contact that he or she has had with any interested party regarding a proxy vote; and (2) employees involved in the decision making process or vote administration are prohibited from revealing how the Adviser intends to vote on a proposal in order to reduce any attempted influence from interested parties.
The Fund and Adviser’s policies and procedures collectively describe how the Fund votes portfolio proxies. A summary description of the Fund and Adviser’s proxy voting policies and procedures is available (i) without charge, upon request, by calling the Fund toll-free at (833) 677-3646, and (ii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the
Fund toll-free at (833) 677-3646, (ii) through the Fund’s website at www.CarlyleTacticalCredit.com and (iii) in the Form
N-PX filing on the SEC’s website at www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available (i) without charge, upon request, by calling the Fund toll-free at (833) 677-3646 or emailing the Fund at carlyle.ai@dstsystems.com and (ii) on the SEC’s website at www.sec.gov.

CARLYLE TACTICAL PRIVATE CREDIT FUND

Adviser	Carlyle Global Credit Investment Management L.L.C.

Distributor	Foreside Fund Services, LLC

Transfer Agent	SS&C GIDS, Inc.

Legal Counsel	Dechert LLP

Ticker Symbols
Class A	TAKAX
Class I	TAKIX
Class L	TAKLX
Class M	TAKMX
Class N	TAKNX
Class U	TAKUX
Class Y	TAKYX
© 2026 The Carlyle Group Inc. All rights reserved.
PRIVACY NOTICE
As a Carlyle Tactical Private Credit Fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain non-public personal information about our shareholders from the following sources:
• The Subscription Agreement and other applications and forms.
• Your transactions with us, our affiliates or others.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We may use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
Other Security Measures
We maintain physical, electronic, and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
Who We Are
This notice describes the privacy policy of the Carlyle Tactical Private Credit Fund. This notice was last updated as of April 2020. In the event it is updated or changed, we will post an updated notice on our website at www.CarlyleTacticalCredit.com. If you have any questions about this privacy policy write to us at P.O. Box 219895, Kansas City, MO 64121-9895, or call us at (833) 677-3646.
This report must be preceded or accompanied by a prospectus.
Visit Us
CarlyleTacticalCredit.com
Call Us
833 677 3646
The Fund is distributed by Foreside Fund Services, LLC,
Three Canal Plaza, Suite 100, Portland, Maine 04101
All rights reserved.
CTACSAR 08212026
Item 2. Code of Ethics
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable to semiannual reports.
Item 6. Schedule of Investments
(a)The complete schedule of investments is included in Item 1 of this Form N-CSR.
(b)Not applicable.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Not applicable.
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Not applicable.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Included in Item 1 of this Form N-CSR.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable to semiannual reports.
Item 13. Portfolio Managers of Closed-End Management Investment Companies
(a)(1)Not applicable to semiannual reports.
(a)(2)Not applicable to semiannual reports.
(a)(3)Not applicable to semiannual reports.
(a)(4)Not applicable to semiannual reports.
(b)Not applicable.
Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No purchases were made during the reporting period by or on behalf of the Fund or any “affiliated purchaser,” as defined in Rule
10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Fund’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).
Item 15. Submission of Matters to a Vote of Security Holders
For the period covered by this Form N-CSR filing, there have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.
Item 16. Controls and Procedures
(a)Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the
Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2026, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities
Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized, and reported, within the time periods specified in the rules and forms adopted by the
U.S. Securities and Exchange Commission.
(b)There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies
(a)Not applicable.
(b)Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.
(a)Not applicable.
(b)Not applicable.
Item 19. Exhibits
(a)(1)Not applicable to semiannual reports.
(a)(2)Not applicable.
(a)(3)A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the
Sarbanes-Oxley Act of 2002. Filed herewith.
(a)(4)Not applicable.
(a)(5)Not applicable.
(b)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Carlyle Tactical Private Credit Fund
/s/ Brian Marcus
By: Brian Marcus
Principal Executive Officer
Date: August 21, 2026
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.
/s/ Brian Marcus
By: Brian Marcus
Principal Executive Officer
Date: August 21, 2026
/s/ Craig Hempstead
By: Craig Hempstead
Principal Financial Officer
Date: August 21, 2026